AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 90.0%
Affiliated Mutual Funds — 26.2%
Domestic Equity — 14.9%
AST ClearBridge Dividend Growth Portfolio*	1,205,450	$43,058,684
AST Cohen & Steers Realty Portfolio*	405,350	7,932,697
AST Large-Cap Growth Portfolio*	12,152,088	1,091,014,498
AST Large-Cap Value Portfolio*	8,161,477	445,453,426
AST Small-Cap Growth Portfolio*	2,079,613	166,306,654
AST Small-Cap Value Portfolio*	3,950,025	162,978,042
		1,916,744,001
Fixed Income — 11.2%
AST High Yield Portfolio*	2,902,600	37,966,013
AST PGIM Fixed Income Central Portfolio*	123,830,380	1,404,236,507
		1,442,202,520
International Equity — 0.1%
AST Emerging Markets Equity Portfolio*	387,905	3,944,990

Total Affiliated Mutual Funds (cost $2,752,452,964)(wa)		3,362,891,511
Common Stocks — 49.6%
Aerospace & Defense — 1.1%
Airbus SE (France)	31,276	4,577,441
Axon Enterprise, Inc.*	9,506	3,798,598
BAE Systems PLC (United Kingdom)	150,223	2,494,013
Boeing Co. (The)*	18,977	2,885,263
Curtiss-Wright Corp.	28,400	9,334,796
Dassault Aviation SA (France)	2,453	506,516
Elbit Systems Ltd. (Israel)	4,798	954,790
Embraer SA (Brazil), ADR*	13,350	472,190
General Dynamics Corp.	47,199	14,263,538
General Electric Co.	76,028	14,337,360
Howmet Aerospace, Inc.	145,348	14,571,137
Huntington Ingalls Industries, Inc.	618	163,387
Kongsberg Gruppen ASA (Norway)	23,508	2,296,248
L3Harris Technologies, Inc.	42,156	10,027,648
Leonardo SpA (Italy)	15,555	348,141
Lockheed Martin Corp.	26,522	15,503,700
MTU Aero Engines AG (Germany)	3,724	1,163,855
Northrop Grumman Corp.	19,677	10,390,833
Rheinmetall AG (Germany)	3,290	1,788,530
Rolls-Royce Holdings PLC (United Kingdom)*	1,182,189	8,366,934
RTX Corp.	100,370	12,160,829
Safran SA (France)	46,997	11,059,475
Singapore Technologies Engineering Ltd. (Singapore)	390,000	1,408,580
Textron, Inc.(a)	3,351	296,832
Thales SA (France)	6,442	1,023,835
TransDigm Group, Inc.	919	1,311,532
		145,506,001
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	9,940	1,097,078
Deutsche Post AG (Germany)	46,085	2,055,699
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.	2,478	$325,609
FedEx Corp.	45,890	12,559,175
Sankyu, Inc. (Japan)	25,000	844,319
United Parcel Service, Inc. (Class B Stock)	53,801	7,335,228
		24,217,108
Automobile Components — 0.1%
Aisin Corp. (Japan)	165,900	1,843,416
Aptiv PLC*	19,858	1,429,975
BorgWarner, Inc.	34,665	1,257,993
Cie Generale des Etablissements Michelin SCA (France)	176,806	7,180,674
Sumitomo Electric Industries Ltd. (Japan)	67,000	1,087,925
		12,799,983
Automobiles — 0.9%
BYD Co. Ltd. (China) (Class H Stock)	18,500	660,042
Ferrari NV (Italy)	27,676	12,969,010
Ford Motor Co.	872,473	9,213,315
General Motors Co.	352,230	15,793,993
Honda Motor Co. Ltd. (Japan)	80,400	858,378
Isuzu Motors Ltd. (Japan)	35,200	479,958
Kia Corp. (South Korea)	6,006	457,332
Mahindra & Mahindra Ltd. (India)	61,343	2,264,077
Maruti Suzuki India Ltd. (India)	7,798	1,231,298
Mazda Motor Corp. (Japan)	184,000	1,405,859
Mercedes-Benz Group AG (Germany)	38,535	2,497,036
Subaru Corp. (Japan)	150,900	2,669,593
Suzuki Motor Corp. (Japan)	180,100	2,027,906
Tesla, Inc.*	181,016	47,359,216
Toyota Motor Corp. (Japan)	741,600	13,329,528
TVS Motor Co. Ltd. (India)	19,114	647,657
Volvo Car AB (Sweden) (Class B Stock)*(a)	423,913	1,167,029
		115,031,227
Banks — 2.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	194,848	3,521,263
AIB Group PLC (Ireland)	414,213	2,372,742
ANZ Group Holdings Ltd. (Australia)	215,179	4,522,186
Banca Monte dei Paschi di Siena SpA (Italy)	103,233	596,623
Banco Bilbao Vizcaya Argentaria SA (Spain)	419,926	4,536,155
Banco BPM SpA (Italy)	132,611	895,980
Banco Santander SA (Spain)	1,188,011	6,087,211
Bank Central Asia Tbk PT (Indonesia)	1,357,693	925,904
Bank Hapoalim BM (Israel)	120,060	1,203,374
Bank Leumi Le-Israel BM (Israel)	180,868	1,771,229
Bank of America Corp.	858,716	34,073,851
Barclays PLC (United Kingdom)	1,778,506	5,343,668
BNP Paribas SA (France)	117,534	8,065,384
BOC Hong Kong Holdings Ltd. (China)	86,000	272,470
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
CaixaBank SA (Spain)	483,638	$2,886,326
China Construction Bank Corp. (China) (Class H Stock)	2,241,000	1,671,114
Citigroup, Inc.	54,819	3,431,670
Citizens Financial Group, Inc.	157,625	6,473,659
Commonwealth Bank of Australia (Australia)	108,930	10,160,537
Credicorp Ltd. (Peru)	7,841	1,418,986
Credit Agricole SA (France)	167,969	2,568,731
Danske Bank A/S (Denmark)	73,589	2,213,463
DBS Group Holdings Ltd. (Singapore)	252,010	7,463,104
DNB Bank ASA (Norway)	44,528	913,138
East West Bancorp, Inc.	17,210	1,423,955
Emirates NBD Bank PJSC (United Arab Emirates)	99,075	547,647
Erste Group Bank AG (Austria)	76,855	4,211,539
Fifth Third Bancorp	11,429	489,618
HSBC Holdings PLC (United Kingdom)	1,283,040	11,510,183
Huntington Bancshares, Inc.	24,448	359,386
ING Groep NV (Netherlands)	273,932	4,969,954
Intesa Sanpaolo SpA (Italy)	1,333,850	5,709,811
JPMorgan Chase & Co.	283,112	59,696,996
KB Financial Group, Inc. (South Korea)	23,597	1,455,989
KeyCorp	15,787	264,432
Lloyds Banking Group PLC (United Kingdom)	2,643,573	2,078,621
M&T Bank Corp.	2,817	501,764
Mitsubishi UFJ Financial Group, Inc. (Japan)	555,600	5,705,235
Mizrahi Tefahot Bank Ltd. (Israel)	24,871	972,025
Mizuho Financial Group, Inc. (Japan)	113,000	2,335,804
National Australia Bank Ltd. (Australia)	184,517	4,777,202
National Bank of Greece SA (Greece)	143,596	1,227,541
NatWest Group PLC (United Kingdom)	1,190,238	5,510,036
Nordea Bank Abp (Finland)	299,924	3,540,675
NU Holdings Ltd. (Brazil) (Class A Stock)*	345,398	4,714,683
Oversea-Chinese Banking Corp. Ltd. (Singapore)	226,400	2,650,233
PNC Financial Services Group, Inc. (The)	119,625	22,112,681
Popular, Inc. (Puerto Rico)	30,400	3,048,208
Regions Financial Corp.	15,549	362,758
Sberbank of Russia PJSC (Russia)^	306,596	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	96,057	1,470,463
Standard Chartered PLC (United Kingdom)	267,106	2,832,920
Sumitomo Mitsui Financial Group, Inc. (Japan)	162,000	3,461,393
Swedbank AB (Sweden) (Class A Stock)	48,387	1,027,046
Toronto-Dominion Bank (The) (Canada)	11,155	705,369
Truist Financial Corp.	495,355	21,186,333
U.S. Bancorp	240,658	11,005,290
UniCredit SpA (Italy)	201,136	8,830,199
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
United Overseas Bank Ltd. (Singapore)	17,900	$446,819
Wells Fargo & Co.	673,147	38,026,074
Westpac Banking Corp. (Australia)	245,211	5,358,477
		357,916,127
Beverages — 0.6%
Ambev SA (Brazil)	581,100	1,400,562
Anheuser-Busch InBev SA/NV (Belgium)	24,840	1,646,078
Asahi Group Holdings Ltd. (Japan)	90,000	1,179,627
Boston Beer Co., Inc. (The) (Class A Stock)*	3,000	867,420
Brown-Forman Corp. (Class B Stock)(a)	3,034	149,273
Carlsberg A/S (Denmark) (Class B Stock)	12,153	1,447,138
Coca-Cola Co. (The)	312,351	22,445,543
Coca-Cola Europacific Partners PLC (United Kingdom)	13,700	1,078,875
Coca-Cola HBC AG (Italy)*	37,186	1,325,765
Constellation Brands, Inc. (Class A Stock)	2,559	659,429
Diageo PLC (United Kingdom)	104,807	3,660,899
Keurig Dr. Pepper, Inc.	278,461	10,436,718
Kirin Holdings Co. Ltd. (Japan)	112,100	1,708,389
Molson Coors Beverage Co. (Class B Stock)(a)	3,162	181,878
Monster Beverage Corp.*	11,931	622,440
PepsiCo, Inc.	153,665	26,130,733
Pernod Ricard SA (France)	6,790	1,027,276
Suntory Beverage & Food Ltd. (Japan)	10,800	406,663
Varun Beverages Ltd. (India)	262,338	1,898,009
		78,272,715
Biotechnology — 0.9%
AbbVie, Inc.	276,975	54,697,023
Alnylam Pharmaceuticals, Inc.*	19,400	5,335,582
Amgen, Inc.	50,114	16,147,232
Biogen, Inc.*	46,029	8,922,261
CSL Ltd.	28,597	5,648,867
Genmab A/S (Denmark)*	6,139	1,488,301
Gilead Sciences, Inc.	20,705	1,735,907
Hugel, Inc. (South Korea)*	2,967	542,006
Incyte Corp.*	2,685	177,479
Ionis Pharmaceuticals, Inc.*	19,600	785,176
Moderna, Inc.*	5,583	373,112
Natera, Inc.*	9,476	1,202,978
Neurocrine Biosciences, Inc.*	26,700	3,076,374
Regeneron Pharmaceuticals, Inc.*	9,596	10,087,699
United Therapeutics Corp.*	9,700	3,475,995
Vertex Pharmaceuticals, Inc.*	13,047	6,067,899
		119,763,891
Broadline Retail — 1.5%
Amazon.com, Inc.*	834,227	155,441,517
Dollarama, Inc. (Canada)	25,856	2,648,594
eBay, Inc.	57,189	3,723,576

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Broadline Retail (cont’d.)
MercadoLibre, Inc. (Brazil)*	5,156	$10,579,906
Next PLC (United Kingdom)	35,727	4,680,112
PDD Holdings, Inc. (China), ADR*	10,593	1,428,042
Prosus NV (China)*	86,724	3,785,016
Rakuten Group, Inc. (Japan)*	377,100	2,433,204
Vipshop Holdings Ltd. (China), ADR	23,111	363,536
Wesfarmers Ltd. (Australia)	44,143	2,143,623
		187,227,126
Building Products — 0.4%
A.O. Smith Corp.	2,031	182,445
AGC, Inc. (Japan)	37,100	1,203,902
Allegion PLC	9,237	1,346,200
Armstrong World Industries, Inc.	8,800	1,156,584
Assa Abloy AB (Sweden) (Class B Stock)	22,313	751,723
AZEK Co., Inc. (The)*	21,118	988,322
Builders FirstSource, Inc.*(a)	1,874	363,294
Carlisle Cos., Inc.	5,700	2,563,575
Carrier Global Corp.(a)	60,380	4,859,986
Cie de Saint-Gobain SA (France)	85,098	7,761,152
Daikin Industries Ltd. (Japan)	6,400	898,311
Fortune Brands Innovations, Inc.	12,600	1,128,078
Geberit AG (Switzerland)	2,580	1,684,240
Johnson Controls International PLC	50,067	3,885,700
Masco Corp.(a)	3,730	313,096
Owens Corning	48,700	8,596,524
ROCKWOOL A/S (Denmark) (Class B Stock)	3,867	1,815,386
Trane Technologies PLC	17,487	6,797,722
		46,296,240
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	93,038	4,121,444
Ameriprise Financial, Inc.	13,230	6,215,586
Amundi SA (France), 144A	24,210	1,809,623
Ares Management Corp. (Class A Stock)	20,688	3,224,018
Bank of New York Mellon Corp. (The)	158,870	11,416,398
BlackRock, Inc.	17,139	16,273,652
Blackstone, Inc.(a)	52,939	8,106,549
Brookfield Corp. (Canada)	47,299	2,512,098
Cboe Global Markets, Inc.	1,743	357,088
Charles Schwab Corp. (The)	116,576	7,555,291
CME Group, Inc.	14,383	3,173,609
Deutsche Bank AG (Germany)	235,124	4,070,392
Deutsche Boerse AG (Germany)	12,867	3,020,769
Euronext NV (Netherlands), 144A	34,108	3,702,325
FactSet Research Systems, Inc.	617	283,727
Franklin Resources, Inc.(a)	5,051	101,778
Goldman Sachs Group, Inc. (The)	50,518	25,011,967
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	30,700	1,254,106
IG Group Holdings PLC (United Kingdom)	54,774	673,766
Intercontinental Exchange, Inc.	16,662	2,676,584
Invesco Ltd.	7,572	132,964
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Janus Henderson Group PLC	183,800	$6,997,266
KKR & Co., Inc.	10,600	1,384,148
London Stock Exchange Group PLC (United Kingdom)	8,305	1,137,046
Macquarie Group Ltd. (Australia)	18,731	2,997,179
MarketAxess Holdings, Inc.	598	153,208
Moody’s Corp.	8,656	4,108,051
Morgan Stanley	193,134	20,132,288
MSCI, Inc.	16,140	9,408,490
Nasdaq, Inc.	72,747	5,311,258
Nomura Holdings, Inc. (Japan)	445,500	2,325,058
Northern Trust Corp.(a)	3,454	310,964
Pinnacle Investment Management Group Ltd. (Australia)	42,676	530,051
Raymond James Financial, Inc.(a)	59,859	7,330,333
S&P Global, Inc.	34,414	17,778,961
Singapore Exchange Ltd. (Singapore)	177,400	1,571,896
State Street Corp.	5,046	446,420
T. Rowe Price Group, Inc.	3,747	408,161
Tradeweb Markets, Inc. (Class A Stock)	18,200	2,250,794
UBS Group AG (Switzerland)	327,443	10,132,413
Virtu Financial, Inc. (Class A Stock)	24,800	755,408
XP, Inc. (Brazil) (Class A Stock)	46,209	828,989
		201,992,116
Chemicals — 0.7%
Air Liquide SA (France)	22,984	4,438,446
Air Products & Chemicals, Inc.	23,287	6,933,471
Akzo Nobel NV (Netherlands)	8,030	567,249
Albemarle Corp.(a)	2,026	191,882
Asahi Kasei Corp. (Japan)	297,300	2,253,947
BASF SE (Germany)	24,027	1,273,501
Celanese Corp.(a)	1,710	232,492
CF Industries Holdings, Inc.	3,232	277,306
Corteva, Inc.	11,775	692,252
Dow, Inc.	15,336	837,806
DSM-Firmenich AG (Switzerland)	9,104	1,256,418
DuPont de Nemours, Inc.	30,392	2,708,231
Eastman Chemical Co.	2,017	225,803
Ecolab, Inc.	11,446	2,922,507
Evonik Industries AG (Germany)	53,939	1,262,679
FMC Corp.	2,113	139,331
Givaudan SA (Switzerland)	681	3,736,338
International Flavors & Fragrances, Inc.	12,328	1,293,577
Linde PLC	41,466	19,773,477
LyondellBasell Industries NV (Class A Stock)	56,340	5,403,006
Mitsubishi Chemical Group Corp. (Japan)	368,900	2,372,924
Mitsui Chemicals, Inc. (Japan)	22,400	598,350
Mosaic Co. (The)	5,559	148,870
Nippon Paint Holdings Co. Ltd. (Japan)	130,200	991,594
Nippon Sanso Holdings Corp. (Japan)	12,700	466,128
Nitto Denko Corp. (Japan)	67,000	1,127,494
Nutrien Ltd. (Canada)(a)	31,953	1,535,455
Orica Ltd. (Australia)	122,899	1,569,906
PPG Industries, Inc.	82,157	10,882,516

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	34,642	$13,221,812
Shin-Etsu Chemical Co. Ltd. (Japan)	72,500	3,029,804
Sika AG (Switzerland)	4,775	1,582,748
Solvay SA (Belgium)	37,622	1,473,851
Symrise AG (Germany)	7,078	979,521
		96,400,692
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	376,295	4,939,167
Cintas Corp.	5,640	1,161,163
Copart, Inc.*	67,719	3,548,476
Pluxee NV (Brazil)*	35,712	752,222
Republic Services, Inc.	16,177	3,248,989
Rollins, Inc.	4,698	237,625
Serco Group PLC (United Kingdom)	355,463	848,850
Veralto Corp.	76,937	8,606,173
Waste Management, Inc.	6,183	1,283,591
		24,626,256
Communications Equipment — 0.3%
Arista Networks, Inc.*	42,617	16,357,257
Cisco Systems, Inc.	407,421	21,682,946
F5, Inc.*	1,016	223,723
Juniper Networks, Inc.	5,399	210,453
Motorola Solutions, Inc.	2,633	1,183,876
Nokia OYJ (Finland)	499,637	2,181,501
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	55,746	421,242
		42,260,998
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	49,156	2,268,900
Comfort Systems USA, Inc.	11,563	4,513,617
Eiffage SA (France)	22,380	2,161,140
Ferrovial SE	25,729	1,105,757
Maire SpA (Italy)	57,179	472,757
MasTec, Inc.*	39,900	4,911,690
Quanta Services, Inc.	2,429	724,206
Skanska AB (Sweden) (Class B Stock)	24,780	516,546
Taisei Corp. (Japan)	11,900	522,560
Vinci SA (France)	51,709	6,044,607
		23,241,780
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	156,500	456,346
Cemex SAB de CV (Mexico), UTS	875,599	535,854
CRH PLC	114,000	10,572,360
Heidelberg Materials AG (Germany)	38,166	4,157,800
Holcim AG*	49,285	4,826,621
James Hardie Industries PLC, CDI*	48,962	1,945,634
Martin Marietta Materials, Inc.	1,038	558,703
Vulcan Materials Co.	35,758	8,954,876
		32,008,194
	Shares	Value

Common Stocks (continued)
Consumer Finance — 0.3%
Ally Financial, Inc.	27,409	$975,486
American Express Co.	81,487	22,099,274
Capital One Financial Corp.	19,470	2,915,243
Discover Financial Services	4,206	590,060
Synchrony Financial	150,838	7,523,800
		34,103,863
Consumer Staples Distribution & Retail — 0.9%
BJ’s Wholesale Club Holdings, Inc.*	12,078	996,193
Carrefour SA (France)	114,779	1,957,149
Coles Group Ltd. (Australia)	195,080	2,431,966
Costco Wholesale Corp.	30,574	27,104,463
Dollar General Corp.	3,655	309,103
Dollar Tree, Inc.*	80,352	5,650,353
Endeavour Group Ltd. (Australia)	180,531	624,301
J Sainsbury PLC (United Kingdom)	97,409	385,481
Kesko OYJ (Finland) (Class B Stock)	41,452	884,361
Koninklijke Ahold Delhaize NV (Netherlands)	119,589	4,134,020
Kroger Co. (The)	11,176	640,385
Loblaw Cos. Ltd. (Canada)	8,727	1,162,008
Sugi Holdings Co. Ltd. (Japan)	37,200	686,997
Sysco Corp.(a)	8,377	653,909
Target Corp.	83,307	12,984,229
Tesco PLC (United Kingdom)	1,568,002	7,528,463
US Foods Holding Corp.*	56,400	3,468,600
Walgreens Boots Alliance, Inc.(a)	107,016	958,863
Wal-Mart de Mexico SAB de CV (Mexico)	176,207	531,664
Walmart, Inc.	434,155	35,058,016
Woolworths Group Ltd. (Australia)	70,613	1,622,634
		109,773,158
Containers & Packaging — 0.1%
Amcor PLC(a)	24,408	276,543
Avery Dennison Corp.	17,616	3,888,908
Ball Corp.	5,337	362,436
Crown Holdings, Inc.	44,176	4,235,595
International Paper Co.(a)	5,797	283,183
Packaging Corp. of America	1,532	329,993
Smurfit WestRock PLC(a)	8,416	415,919
Transcontinental, Inc. (Canada) (Class A Stock)	43,904	583,352
		10,375,929
Distributors — 0.0%
Genuine Parts Co.(a)	9,830	1,373,054
LKQ Corp.	4,524	180,598
Pool Corp.	636	239,645
		1,793,297
Diversified Consumer Services — 0.0%
Duolingo, Inc.*(a)	6,600	1,861,332
Service Corp. International(a)	6,157	485,972
		2,347,304

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified REITs — 0.0%
Covivio SA (France)	11,650	$708,974
GPT Group (The) (Australia)	512,578	1,757,539
KDX Realty Investment Corp. (Japan)	1,758	1,852,360
Nomura Real Estate Master Fund, Inc. (Japan)	312	311,284
		4,630,157
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	854,975	18,809,450
Cellnex Telecom SA (Spain), 144A	9,536	386,616
Deutsche Telekom AG (Germany)	257,908	7,574,566
Elisa OYJ (Finland)	20,788	1,102,066
Hellenic Telecommunications Organization SA (Greece)	54,606	942,256
Koninklijke KPN NV (Netherlands)	795,929	3,250,801
Nippon Telegraph & Telephone Corp. (Japan)	1,933,400	1,982,093
Orange SA (France)	195,375	2,237,612
Proximus SADP (Belgium)	161,129	1,255,459
Singapore Telecommunications Ltd. (Singapore)	295,800	743,763
Swisscom AG (Switzerland)	877	573,128
Telia Co. AB (Sweden)	158,232	511,725
Telkom Indonesia Persero Tbk PT (Indonesia)	5,260,800	1,041,712
Telstra Group Ltd. (Australia)	797,234	2,133,820
Verizon Communications, Inc.	421,542	18,931,451
		61,476,518
Electric Utilities — 0.9%
Alliant Energy Corp.	4,270	259,146
American Electric Power Co., Inc.	8,878	910,883
Chubu Electric Power Co., Inc. (Japan)	143,700	1,688,785
CLP Holdings Ltd. (Hong Kong)	158,500	1,385,672
Constellation Energy Corp.	46,563	12,107,311
Duke Energy Corp.	23,933	2,759,475
Edison International	6,468	563,298
EDP SA (Portugal)	77,378	352,905
Enel SpA (Italy)	925,840	7,395,429
Entergy Corp.	3,594	473,006
Evergy, Inc.	38,233	2,370,828
Eversource Energy	35,270	2,400,124
Exelon Corp.	93,973	3,810,605
FirstEnergy Corp.	8,679	384,914
Fortum OYJ (Finland)(a)	94,230	1,550,583
Iberdrola SA (Spain)	808,176	12,493,710
Kansai Electric Power Co., Inc. (The) (Japan)	168,300	2,789,214
NextEra Energy, Inc.	179,463	15,170,007
NRG Energy, Inc.	104,998	9,565,318
PG&E Corp.	572,034	11,309,112
Pinnacle West Capital Corp.(a)	1,924	170,447
PPL Corp.	12,419	410,821
Southern Co. (The)	58,187	5,247,304
SSE PLC (United Kingdom)	97,498	2,457,379
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	391,100	1,734,555
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Verbund AG (Austria)	3,133	$259,218
Xcel Energy, Inc.	186,501	12,178,515
		112,198,564
Electrical Equipment — 0.7%
ABB India Ltd. (India)	4,998	480,343
ABB Ltd. (Switzerland)	146,766	8,514,722
AMETEK, Inc.	10,673	1,832,661
Eaton Corp. PLC	86,897	28,801,142
Emerson Electric Co.	9,469	1,035,624
Fuji Electric Co. Ltd. (Japan)	10,800	654,407
GE Vernova, Inc.*	6,067	1,546,964
Generac Holdings, Inc.*	1,011	160,628
Hubbell, Inc.	858	367,524
Legrand SA (France)	35,962	4,143,033
Mitsubishi Electric Corp. (Japan)	235,600	3,821,655
Nidec Corp. (Japan)	77,800	1,637,931
nVent Electric PLC	31,900	2,241,294
Prysmian SpA (Italy)	30,637	2,229,103
Rockwell Automation, Inc.	1,931	518,396
Schneider Electric SE	61,588	16,235,085
Siemens Energy AG (Germany)*	67,328	2,485,743
Vertiv Holdings Co. (Class A Stock)	106,400	10,585,736
		87,291,991
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	127,814	8,328,360
CDW Corp.	2,243	507,591
Coherent Corp.*	10,564	939,245
Corning, Inc.	72,333	3,265,835
Halma PLC (United Kingdom)	63,492	2,220,028
Hon Hai Precision Industry Co. Ltd. (Taiwan)	792,684	4,667,214
Ibiden Co. Ltd. (Japan)	21,000	649,046
Jabil, Inc.	1,964	235,346
Keyence Corp. (Japan)	22,815	10,934,366
Keysight Technologies, Inc.*	2,914	463,122
Murata Manufacturing Co. Ltd. (Japan)	146,200	2,893,112
Omron Corp. (Japan)	14,500	662,936
TD SYNNEX Corp.	48,200	5,787,856
TDK Corp. (Japan)	148,000	1,890,602
TE Connectivity PLC (Ireland)	4,985	752,685
Teledyne Technologies, Inc.*	796	348,377
Trimble, Inc.*	4,242	263,386
Yokogawa Electric Corp. (Japan)	73,900	1,893,677
Zebra Technologies Corp. (Class A Stock)*	857	317,364
		47,020,148
Energy Equipment & Services — 0.2%
Baker Hughes Co.	277,228	10,021,792
Halliburton Co.	15,023	436,418
Schlumberger NV	184,986	7,760,163
TechnipFMC PLC (United Kingdom)	81,633	2,141,234
Weatherford International PLC	17,470	1,483,552
		21,843,159

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment — 0.6%
Capcom Co. Ltd. (Japan)	38,200	$890,982
CTS Eventim AG & Co. KGaA (Germany)	21,158	2,203,091
Electronic Arts, Inc.	12,312	1,766,033
Konami Group Corp. (Japan)	14,700	1,499,084
Live Nation Entertainment, Inc.*	2,426	265,623
NetEase, Inc. (China), ADR(a)	14,515	1,357,298
Netflix, Inc.*	52,089	36,945,165
Nexon Co. Ltd. (Japan)	122,400	2,432,321
Nintendo Co. Ltd. (Japan)	50,900	2,720,676
Sea Ltd. (Singapore), ADR*	45,400	4,280,312
Take-Two Interactive Software, Inc.*	2,630	404,257
Tencent Music Entertainment Group (China), ADR	144,638	1,742,888
Walt Disney Co. (The)	134,214	12,910,045
Warner Bros Discovery, Inc.*	365,646	3,016,579
		72,434,354
Financial Services — 1.4%
Adyen NV (Netherlands), 144A*	2,251	3,524,211
Apollo Global Management, Inc.	17,871	2,232,267
Berkshire Hathaway, Inc. (Class B Stock)*	113,287	52,141,475
Block, Inc.*	40,835	2,741,253
Corpay, Inc.*	7,620	2,383,231
Euronet Worldwide, Inc.*	13,500	1,339,605
EXOR NV (Netherlands)	23,102	2,476,627
Fidelity National Information Services, Inc.	124,033	10,387,764
Fiserv, Inc.*	9,542	1,714,220
Global Payments, Inc.	26,403	2,704,195
Groupe Bruxelles Lambert NV (Belgium)	14,261	1,111,278
Industrivarden AB (Sweden) (Class A Stock)	10,296	380,781
Industrivarden AB (Sweden) (Class C Stock)	17,080	628,945
Investor AB (Sweden) (Class B Stock)	170,413	5,251,483
Jack Henry & Associates, Inc.	1,215	214,496
Mastercard, Inc. (Class A Stock)	88,417	43,660,315
ORIX Corp. (Japan)	16,600	388,421
PayPal Holdings, Inc.*	174,321	13,602,268
Shift4 Payments, Inc. (Class A Stock)*	10,768	954,045
Visa, Inc. (Class A Stock)	95,377	26,223,906
		174,060,786
Food Products — 0.6%
Archer-Daniels-Midland Co.	114,852	6,861,258
Associated British Foods PLC (United Kingdom)	69,569	2,174,218
AVI Ltd. (South Africa)	111,013	705,239
Bunge Global SA(a)	2,492	240,827
Campbell Soup Co.(a)	3,278	160,360
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	245,099
Conagra Brands, Inc.	182,585	5,937,664
Danone SA (France)	27,859	2,029,236
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Freshpet, Inc.*(a)	13,072	$1,787,857
General Mills, Inc.	9,520	703,052
Gruma SAB de CV (Mexico) (Class B Stock)	44,439	823,464
Hershey Co. (The)(a)	22,251	4,267,297
Hormel Foods Corp.	30,578	969,323
Ingredion, Inc.	13,500	1,855,305
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	180,300	742,084
J.M. Smucker Co. (The)	1,823	220,765
Kellanova	42,225	3,407,980
Kraft Heinz Co. (The)	13,481	473,318
Lamb Weston Holdings, Inc.(a)	5,994	388,052
McCormick & Co., Inc.	4,236	348,623
Mondelez International, Inc. (Class A Stock)	156,658	11,540,995
Nestle SA	216,311	21,737,619
Orkla ASA (Norway)	57,092	538,460
Tyson Foods, Inc. (Class A Stock)	4,833	287,853
WH Group Ltd. (Hong Kong), 144A	3,953,000	3,113,380
Wilmar International Ltd. (China)	704,300	1,826,682
		73,386,010
Gas Utilities — 0.0%
APA Group (Australia), UTS	125,667	672,536
Atmos Energy Corp.	2,509	348,023
Osaka Gas Co. Ltd. (Japan)	77,000	1,736,513
Snam SpA (Italy)	222,256	1,132,116
Tokyo Gas Co. Ltd. (Japan)	34,100	794,295
		4,683,483
Ground Transportation — 0.6%
Canadian National Railway Co. (Canada)	15,938	1,867,137
CSX Corp.	557,893	19,264,045
Hankyu Hanshin Holdings, Inc. (Japan)	51,800	1,600,184
J.B. Hunt Transport Services, Inc.	1,216	209,553
Norfolk Southern Corp.	28,291	7,030,314
Old Dominion Freight Line, Inc.	2,966	589,166
Ryder System, Inc.	5,700	831,060
TFI International, Inc. (Canada)(a)	3,137	429,424
Tokyu Corp. (Japan)	89,200	1,155,133
Uber Technologies, Inc.*	218,624	16,431,780
Union Pacific Corp.	85,371	21,042,244
West Japan Railway Co. (Japan)	126,205	2,396,807
		72,846,847
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	215,507	24,569,953
Alcon, Inc.	21,272	2,128,907
Align Technology, Inc.*	1,155	293,740
Baxter International, Inc.	8,558	324,947
Becton, Dickinson & Co.	60,911	14,685,642
Boston Scientific Corp.*	197,771	16,573,210
Cochlear Ltd. (Australia)	2,298	447,191
ConvaTec Group PLC (United Kingdom), 144A	353,192	1,072,717

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)*	3,382	$373,170
Demant A/S (Denmark)*	49,349	1,921,218
Dexcom, Inc.*	6,481	434,486
Edwards Lifesciences Corp.*	9,963	657,458
EssilorLuxottica SA (France)	7,161	1,696,616
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	128,245	2,842,697
GE HealthCare Technologies, Inc.	43,393	4,072,433
Getinge AB (Sweden) (Class B Stock)	42,307	910,518
Hologic, Inc.*	3,980	324,211
Hoya Corp. (Japan)	36,400	5,041,529
IDEXX Laboratories, Inc.*	1,405	709,834
Insulet Corp.*	1,196	278,369
Intuitive Surgical, Inc.*	14,971	7,354,803
Koninklijke Philips NV (Netherlands)*	71,377	2,340,140
Medtronic PLC	250,006	22,508,040
Olympus Corp. (Japan)	58,900	1,119,648
ResMed, Inc.(a)	2,440	595,653
Solventum Corp.*(a)	2,370	165,236
Sonova Holding AG (Switzerland)	1,422	512,198
STERIS PLC	1,631	395,583
Stryker Corp.	22,403	8,093,308
Teleflex, Inc.	816	201,813
Terumo Corp. (Japan)	81,500	1,543,976
Zimmer Biomet Holdings, Inc.(a)	36,345	3,923,443
		128,112,687
Health Care Providers & Services — 1.0%
Apollo Hospitals Enterprise Ltd. (India)	21,826	1,875,821
Cardinal Health, Inc.	29,335	3,242,104
Cencora, Inc.	9,522	2,143,212
Centene Corp.*	182,572	13,744,020
Cigna Group (The)	64,542	22,359,931
CVS Health Corp.	48,677	3,060,810
DaVita, Inc.*	911	149,340
Elevance Health, Inc.	26,365	13,709,800
Fresenius Medical Care AG (Germany)	63,455	2,696,312
Fresenius SE & Co. KGaA (Germany)*	26,410	1,007,561
HCA Healthcare, Inc.	3,098	1,259,120
Henry Schein, Inc.*	2,161	157,537
Humana, Inc.	2,029	642,665
Labcorp Holdings, Inc.	18,238	4,075,828
McKesson Corp.	11,552	5,711,540
Molina Healthcare, Inc.*	1,015	349,728
Quest Diagnostics, Inc.	26,739	4,151,230
Sonic Healthcare Ltd. (Australia)	13,816	259,861
Tenet Healthcare Corp.*	6,600	1,096,920
UnitedHealth Group, Inc.	84,272	49,272,153
Universal Health Services, Inc. (Class B Stock)	1,036	237,254
		131,202,747
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	28,980	3,441,375
Healthpeak Properties, Inc.	112,887	2,581,726
Ventas, Inc.(a)	136,085	8,727,131
	Shares	Value

Common Stocks (continued)
Health Care REITs (cont’d.)
Welltower, Inc.(a)	9,346	$1,196,568
		15,946,800
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	12,617	1,552,958
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	11,891	209,282
Park Hotels & Resorts, Inc.	311,900	4,397,790
		4,607,072
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	19,295	838,752
Airbnb, Inc. (Class A Stock)*	34,891	4,424,528
Amadeus IT Group SA (Spain)	19,194	1,390,078
Aristocrat Leisure Ltd. (Australia)	108,838	4,394,281
Booking Holdings, Inc.	551	2,320,878
Caesars Entertainment, Inc.*	3,612	150,765
Carnival Corp.*	153,740	2,841,115
Cava Group, Inc.*	10,800	1,337,580
Chipotle Mexican Grill, Inc.*	290,642	16,746,792
Compass Group PLC (United Kingdom)	257,339	8,250,206
Darden Restaurants, Inc.	39,338	6,456,546
Domino’s Pizza, Inc.(a)	3,591	1,544,633
Evolution AB (Sweden), 144A	4,744	466,587
Expedia Group, Inc.*	1,990	294,560
Galaxy Entertainment Group Ltd. (Macau)	156,000	770,357
Hilton Worldwide Holdings, Inc.	48,199	11,109,870
Indian Hotels Co. Ltd. (The) (India)	60,701	496,072
InterContinental Hotels Group PLC (United Kingdom)	5,905	643,056
J D Wetherspoon PLC (United Kingdom)*	54,760	543,648
La Francaise des Jeux SAEM (France), 144A	52,099	2,143,850
Las Vegas Sands Corp.(a)	6,266	315,430
MakeMyTrip Ltd. (India)*(a)	18,932	1,759,729
Marriott International, Inc. (Class A Stock)	28,168	7,002,565
McDonald’s Corp.	67,796	20,644,560
Meituan (China) (Class B Stock), 144A*	81,259	1,725,567
MGM Resorts International*(a)	75,540	2,952,859
Norwegian Cruise Line Holdings Ltd.*	7,175	147,159
Royal Caribbean Cruises Ltd.	31,104	5,516,606
Sodexo SA (France)	39,859	3,267,780
Starbucks Corp.	19,028	1,855,040
Texas Roadhouse, Inc.	47,702	8,424,173
Travel + Leisure Co.	72,000	3,317,760
Trip.com Group Ltd. (China), ADR*	32,953	1,958,397
Whitbread PLC (United Kingdom)	35,388	1,485,537
Wynn Resorts Ltd.	1,650	158,202
Yum! Brands, Inc.	18,406	2,571,502
Zensho Holdings Co. Ltd. (Japan)	30,400	1,684,341

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Zomato Ltd. (India)*	915,150	$2,978,696
		134,930,057
Household Durables — 0.3%
Berkeley Group Holdings PLC (United Kingdom)	28,385	1,795,391
D.R. Horton, Inc.	4,987	951,370
Garmin Ltd.(a)	18,711	3,293,697
Lennar Corp. (Class A Stock)	43,244	8,107,385
Midea Group Co. Ltd. (China) (Class A Stock)	46,800	504,961
Mohawk Industries, Inc.*	914	146,862
NVR, Inc.*	50	490,590
Panasonic Holdings Corp. (Japan)	59,900	526,207
Persimmon PLC (United Kingdom)	27,508	605,338
PulteGroup, Inc.	3,408	489,150
SEB SA (France)	7,813	891,820
Sekisui Chemical Co. Ltd. (Japan)	52,200	816,186
Sekisui House Ltd. (Japan)	58,400	1,621,516
Sony Group Corp. (Japan)	398,000	7,732,183
Toll Brothers, Inc.(a)	25,351	3,916,476
TopBuild Corp.*	4,802	1,953,502
		33,842,634
Household Products — 0.4%
Church & Dwight Co., Inc.	3,951	413,749
Clorox Co. (The)	1,930	314,416
Colgate-Palmolive Co.	141,180	14,655,896
Essity AB (Sweden) (Class B Stock)	124,469	3,885,260
Henkel AG & Co. KGaA (Germany)	8,617	732,551
Kimberly-Clark Corp.	28,278	4,023,394
Procter & Gamble Co. (The)	168,958	29,263,525
Reckitt Benckiser Group PLC (United Kingdom)	60,914	3,726,973
		57,015,764
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	413,305	8,290,898
Electric Power Development Co. Ltd. (Japan)	29,600	495,005
RWE AG (Germany)	38,780	1,412,865
Vistra Corp.	28,861	3,421,183
		13,619,951
Industrial Conglomerates — 0.4%
3M Co.	140,661	19,228,359
Hitachi Ltd. (Japan)	484,600	12,850,302
Honeywell International, Inc.	30,176	6,237,681
Siemens AG (Germany)	48,275	9,766,417
Smiths Group PLC (United Kingdom)	35,582	799,636
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	27,500	234,501
		49,116,896
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(a)	99,300	2,807,211
Goodman Group (Australia)	165,267	4,215,799
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
Prologis, Inc.	141,940	$17,924,183
		24,947,193
Insurance — 1.8%
Admiral Group PLC (United Kingdom)	20,167	751,725
Aflac, Inc.	8,648	966,846
Ageas SA/NV (Belgium)	30,109	1,606,590
AIA Group Ltd. (Hong Kong)	813,800	7,106,800
Allianz SE (Germany)	29,700	9,768,899
Allstate Corp. (The)	66,274	12,568,864
American International Group, Inc.	29,657	2,171,782
Aon PLC (Class A Stock)	3,474	1,201,969
Arch Capital Group Ltd.*	6,533	730,912
Arthur J. Gallagher & Co.	12,074	3,397,261
Assurant, Inc.	40,416	8,037,126
Aviva PLC (United Kingdom)	461,796	2,990,943
AXA SA (France)	212,122	8,166,033
Axis Capital Holdings Ltd.	13,650	1,086,677
Beazley PLC (United Kingdom)	59,575	608,391
Brown & Brown, Inc.	4,366	452,318
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	584,600	2,070,116
Chubb Ltd.	64,520	18,606,923
Cincinnati Financial Corp.	2,937	399,784
Dai-ichi Life Holdings, Inc. (Japan)	107,100	2,778,963
DB Insurance Co. Ltd. (South Korea)	13,473	1,157,787
Erie Indemnity Co. (Class A Stock)(a)	320	172,742
Everest Group Ltd.	787	308,370
Fairfax Financial Holdings Ltd. (Canada)	1,302	1,643,969
Generali (Italy)	34,413	996,005
Globe Life, Inc.	1,731	183,330
Hannover Rueck SE (Germany)	10,216	2,916,254
Hartford Financial Services Group, Inc. (The)	23,598	2,775,361
iA Financial Corp., Inc. (Canada)	7,776	644,526
Insurance Australia Group Ltd. (Australia)	311,200	1,581,535
Japan Post Holdings Co. Ltd. (Japan)	301,200	2,888,252
Lincoln National Corp.	43,200	1,361,232
Loews Corp.	3,504	276,991
Manulife Financial Corp. (Canada)	56,965	1,683,531
Markel Group, Inc.*	926	1,452,505
Marsh & McLennan Cos., Inc.	94,275	21,031,810
Medibank Private Ltd. (Australia)	723,250	1,824,726
MetLife, Inc.	298,126	24,589,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	13,252	7,302,441
NN Group NV (Netherlands)	13,081	652,691
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	353,500	2,219,814
Poste Italiane SpA (Italy), 144A	42,550	597,536
Principal Financial Group, Inc.	4,057	348,496
Progressive Corp. (The)	98,815	25,075,294
QBE Insurance Group Ltd. (Australia)	65,649	749,616

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)(a)	7,314	$1,992,334
Sampo OYJ (Finland) (Class A Stock)	27,115	1,264,654
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	5,656	1,494,870
Sompo Holdings, Inc. (Japan)	84,400	1,902,444
Suncorp Group Ltd. (Australia)	56,414	704,457
Swiss Life Holding AG (Switzerland)	2,156	1,804,051
Swiss Re AG	21,747	3,009,339
T&D Holdings, Inc. (Japan)	65,800	1,160,107
Talanx AG (Germany)	21,758	1,834,086
Tokio Marine Holdings, Inc. (Japan)	100,400	3,702,194
Travelers Cos., Inc. (The)	27,703	6,485,826
W.R. Berkley Corp.	5,616	318,596
Willis Towers Watson PLC	17,932	5,281,512
Zurich Insurance Group AG (Switzerland)	11,704	7,071,089
		227,928,728
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)	614,278	101,878,006
Alphabet, Inc. (Class C Stock)	355,926	59,507,268
Auto Trader Group PLC (United Kingdom), 144A	207,616	2,413,574
Kanzhun Ltd. (China), ADR	37,366	648,674
LY Corp. (Japan)	454,700	1,325,358
Match Group, Inc.*	4,552	172,248
Meta Platforms, Inc. (Class A Stock)	200,477	114,761,054
REA Group Ltd. (Australia)	6,827	944,730
Scout24 SE (Germany), 144A	13,711	1,180,488
Tencent Holdings Ltd. (China)	64,300	3,575,394
		286,406,794
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	25,133	8,884,013
Akamai Technologies, Inc.*	2,555	257,927
Capgemini SE (France)	3,054	659,361
CGI, Inc. (Canada)*	9,244	1,063,663
Cognizant Technology Solutions Corp. (Class A Stock)	134,623	10,390,203
EPAM Systems, Inc.*	1,001	199,229
Fujitsu Ltd. (Japan)	52,200	1,073,202
Gartner, Inc.*	1,277	647,133
Globant SA*	8,276	1,639,807
GoDaddy, Inc. (Class A Stock)*	1,900	297,882
International Business Machines Corp.(a)	123,016	27,196,377
NEC Corp. (Japan)	33,900	3,273,600
Tata Consultancy Services Ltd. (India)	58,396	2,973,436
Twilio, Inc. (Class A Stock)*	45,400	2,960,988
VeriSign, Inc.*	1,444	274,302
Wix.com Ltd. (Israel)*	15,200	2,540,984
		64,332,107
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	124,800	2,847,708
	Shares	Value

Common Stocks (continued)
Leisure Products (cont’d.)
Hasbro, Inc.	11,393	$823,942
Sankyo Co. Ltd. (Japan)	157,100	2,315,498
		5,987,148
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,983	739,876
Avantor, Inc.*(a)	32,900	851,123
Bio-Techne Corp.	2,684	214,532
Charles River Laboratories International, Inc.*	830	163,485
Danaher Corp.	62,421	17,354,286
Illumina, Inc.*	52,800	6,885,648
IQVIA Holdings, Inc.*	2,849	675,128
Lonza Group AG (Switzerland)	6,666	4,230,135
Mettler-Toledo International, Inc.*	358	536,893
QIAGEN NV*	32,266	1,470,362
Revvity, Inc.	2,049	261,760
Thermo Fisher Scientific, Inc.	38,436	23,775,356
Waters Corp.*(a)	1,015	365,288
West Pharmaceutical Services, Inc.	1,095	328,675
		57,852,547
Machinery — 1.1%
Alfa Laval AB (Sweden)	36,584	1,758,812
Allison Transmission Holdings, Inc.	99,398	9,549,166
Atlas Copco AB (Sweden) (Class A Stock)	344,286	6,672,404
Atlas Copco AB (Sweden) (Class B Stock)	110,101	1,889,097
Caterpillar, Inc.	26,890	10,517,217
Cummins, Inc.	22,011	7,126,942
Daifuku Co. Ltd. (Japan)	14,400	278,752
Deere & Co.	32,822	13,697,605
Donaldson Co., Inc.	69,500	5,122,150
Doosan Bobcat, Inc. (South Korea)	31,955	988,107
Dover Corp.	27,339	5,241,980
Epiroc AB (Sweden) (Class B Stock)	33,462	634,533
FANUC Corp. (Japan)	80,800	2,373,129
Flowserve Corp.	150,800	7,794,852
Fortive Corp.	25,142	1,984,458
GEA Group AG (Germany)	56,975	2,794,427
IDEX Corp.	1,234	264,693
Illinois Tool Works, Inc.	4,377	1,147,080
Indutrade AB (Sweden)	30,243	941,161
Ingersoll Rand, Inc.	6,776	665,132
ITT, Inc.	56,300	8,417,413
Knorr-Bremse AG (Germany)	19,180	1,709,031
Kone OYJ (Finland) (Class B Stock)	18,459	1,104,246
Makita Corp. (Japan)	53,900	1,820,826
MINEBEA MITSUMI, Inc. (Japan)	18,000	355,796
Mitsubishi Heavy Industries Ltd. (Japan)	112,300	1,678,211
Nordson Corp.	909	238,731
Oshkosh Corp.	8,100	811,701
Otis Worldwide Corp.	57,746	6,002,119
PACCAR, Inc.	8,842	872,529
Parker-Hannifin Corp.	24,455	15,451,158

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Pentair PLC	2,737	$267,651
Rational AG (Germany)	1,668	1,702,943
RBC Bearings, Inc.*	3,318	993,343
Sandvik AB (Sweden)	13,488	301,823
Schindler Holding AG (Switzerland)	1,830	520,467
Schindler Holding AG (Switzerland) (Part. Cert.)	3,584	1,051,919
SKF AB (Sweden) (Class B Stock)	52,582	1,047,375
Snap-on, Inc.	917	265,664
Stanley Black & Decker, Inc.	2,612	287,660
Techtronic Industries Co. Ltd. (Hong Kong)	196,344	2,931,106
Trelleborg AB (Sweden) (Class B Stock)	29,513	1,135,982
VAT Group AG (Switzerland), 144A	1,602	819,261
Volvo AB (Sweden) (Class A Stock)	15,769	421,073
Volvo AB (Sweden) (Class B Stock)	154,179	4,078,373
Wartsila OYJ Abp (Finland)	116,964	2,617,267
Westinghouse Air Brake Technologies Corp.	19,336	3,514,705
Xylem, Inc.	4,063	548,627
		142,408,697
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	379,245
AP Moller - Maersk A/S (Denmark) (Class B Stock)	505	849,806
Kawasaki Kisen Kaisha Ltd. (Japan)	190,700	2,972,920
Kirby Corp.*	23,403	2,865,229
SITC International Holdings Co. Ltd. (China)	416,000	1,115,856
		8,183,056
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	1,648	534,084
Comcast Corp. (Class A Stock)	488,416	20,401,136
Fox Corp. (Class A Stock)(a)	3,991	168,939
Fox Corp. (Class B Stock)	2,505	97,194
Informa PLC (United Kingdom)	64,344	707,625
Interpublic Group of Cos., Inc. (The)(a)	6,429	203,349
News Corp. (Class A Stock)	6,422	171,018
News Corp. (Class B Stock)(a)	1,943	54,307
Omnicom Group, Inc.(a)	3,341	345,426
Paramount Global (Class B Stock)(a)	8,178	86,850
Publicis Groupe SA (France)	31,062	3,399,313
Vivendi SE (France)	50,005	578,468
		26,747,709
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	10,403	838,066
Anglo American PLC (South Africa)	22,194	721,432
Antofagasta PLC (Chile)	17,520	472,249
Barrick Gold Corp. (Canada)	29,184	580,470
BHP Group Ltd. (Australia)	374,948	11,640,697
Boliden AB (Sweden)	49,542	1,681,402
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Fortescue Ltd. (Australia)	303,834	$4,285,451
Freeport-McMoRan, Inc.	202,112	10,089,431
Glencore PLC (Australia)*	808,450	4,629,712
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	59,459	884,554
JFE Holdings, Inc. (Japan)	62,600	841,607
Lundin Mining Corp. (Chile)	141,766	1,485,322
Newmont Corp.	19,422	1,038,106
Nippon Steel Corp. (Japan)	97,600	2,187,424
Northern Star Resources Ltd. (Australia)	253,985	2,782,216
Nucor Corp.	10,010	1,504,903
Rio Tinto Ltd. (Australia)	27,024	2,390,149
Rio Tinto PLC (Australia)	129,714	9,208,089
Southern Copper Corp. (Mexico)(a)	12,468	1,442,174
Steel Dynamics, Inc.	2,573	324,404
Vale SA (Brazil)	152,700	1,784,681
voestalpine AG (Austria)	29,014	753,909
		61,566,448
Multi-Utilities — 0.5%
Ameren Corp.	14,033	1,227,326
CenterPoint Energy, Inc.	95,568	2,811,611
Centrica PLC (United Kingdom)	1,604,544	2,509,735
CMS Energy Corp.	102,886	7,266,838
Consolidated Edison, Inc.	5,785	602,392
Dominion Energy, Inc.	70,370	4,066,682
DTE Energy Co.	58,116	7,462,676
E.ON SE (Germany)	421,745	6,280,602
Engie SA (France)	233,526	4,038,180
National Grid PLC (United Kingdom)	204,553	2,827,538
NiSource, Inc.	193,771	6,714,165
Public Service Enterprise Group, Inc.	39,583	3,531,199
Sembcorp Industries Ltd. (Singapore)	372,500	1,601,279
Sempra(a)	72,403	6,055,063
Veolia Environnement SA (France)	11,408	375,589
WEC Energy Group, Inc.(a)	5,347	514,274
		57,885,149
Office REITs — 0.0%
BXP, Inc.(a)	2,419	194,633
Dexus (Australia)	158,469	826,839
Gecina SA (France)	11,317	1,303,033
Japan Real Estate Investment Corp. (Japan)	350	1,391,460
Nippon Building Fund, Inc. (Japan)	475	435,255
		4,151,220
Oil, Gas & Consumable Fuels — 1.8%
Antero Resources Corp.*	150,800	4,320,420
APA Corp.	6,108	149,402
ARC Resources Ltd. (Canada)	111,152	1,878,764
BP PLC	989,469	5,160,613
Cenovus Energy, Inc. (Canada)	123,137	2,059,491
Cheniere Energy, Inc.	66,263	11,916,738
Chevron Corp.	146,025	21,505,102
ConocoPhillips	200,925	21,153,384

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Coterra Energy, Inc.	12,705	$304,285
Devon Energy Corp.	71,772	2,807,721
Diamondback Energy, Inc.	55,959	9,647,332
ENEOS Holdings, Inc. (Japan)	534,100	2,924,286
Eni SpA (Italy)	176,120	2,680,114
EOG Resources, Inc.	46,796	5,752,632
EQT Corp.	9,343	342,327
Equinor ASA (Norway)	34,337	868,681
Exxon Mobil Corp.	475,886	55,783,357
Harbour Energy PLC (United Kingdom)	272,032	970,253
Hess Corp.	4,655	632,149
Idemitsu Kosan Co. Ltd. (Japan)	400,000	2,900,538
Inpex Corp. (Japan)	169,100	2,289,408
Kinder Morgan, Inc.	32,551	719,052
LUKOIL PJSC (Russia), ADR*^(a)	15,069	1
Marathon Oil Corp.	9,831	261,799
Marathon Petroleum Corp.	5,569	907,246
Occidental Petroleum Corp.	40,831	2,104,430
ONEOK, Inc.	9,783	891,525
PetroChina Co. Ltd. (China) (Class H Stock)	2,012,000	1,623,025
Petroleo Brasileiro SA (Brazil), ADR(a)	101,834	1,467,428
Phillips 66	66,795	8,780,203
Repsol SA (Spain)	156,170	2,059,771
Santos Ltd. (Australia)	106,176	514,467
Shell PLC	428,723	13,908,520
Shell PLC, ADR	118,944	7,844,357
Suncor Energy, Inc. (Canada)	32,697	1,206,872
Targa Resources Corp.	3,805	563,178
TotalEnergies SE (France)	234,697	15,240,132
TotalEnergies SE (France), ADR(a)	10,754	694,923
Valero Energy Corp.	22,243	3,003,472
Williams Cos., Inc. (The)	395,535	18,056,173
		235,893,571
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,000	1,074,600
Mondi PLC (Austria)	38,396	732,424
UPM-Kymmene OYJ (Finland)	41,482	1,388,587
		3,195,611
Passenger Airlines — 0.1%
Air Canada (Canada)*	17,231	208,818
ANA Holdings, Inc. (Japan)	53,900	1,154,172
Delta Air Lines, Inc.	42,183	2,142,475
Japan Airlines Co. Ltd. (Japan)	33,800	591,148
Qantas Airways Ltd. (Australia)*	201,012	1,026,064
Singapore Airlines Ltd. (Singapore)	301,100	1,589,479
Southwest Airlines Co.	10,100	299,263
United Airlines Holdings, Inc.*	5,572	317,938
		7,329,357
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	6,262	701,081
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,752	374,037
Haleon PLC	372,124	1,947,139
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Kao Corp. (Japan)	32,900	$1,626,136
Kenvue, Inc.	32,100	742,473
L’Oreal SA (France)	17,696	7,937,309
Unilever PLC (United Kingdom)	185,208	12,007,645
Unilever PLC (United Kingdom), ADR	130,376	8,469,225
		33,805,045
Pharmaceuticals — 2.5%
AstraZeneca PLC (United Kingdom)	127,072	19,796,095
AstraZeneca PLC (United Kingdom), ADR	124,525	9,701,743
Bayer AG (Germany)	22,512	761,620
Bristol-Myers Squibb Co.	238,995	12,365,601
Catalent, Inc.*	3,032	183,648
Chugai Pharmaceutical Co. Ltd. (Japan)	77,200	3,741,969
Daiichi Sankyo Co. Ltd. (Japan)	163,700	5,407,397
Elanco Animal Health, Inc.*	370,000	5,435,300
Eli Lilly & Co.	79,735	70,640,426
Galderma Group AG (Switzerland)*	8,899	826,445
GSK PLC	363,397	7,399,133
Hikma Pharmaceuticals PLC (Jordan)	86,613	2,216,397
Ipsen SA (France)	11,616	1,430,865
Johnson & Johnson	213,260	34,560,916
Kyowa Kirin Co. Ltd. (Japan)	84,200	1,485,854
Merck & Co., Inc.	265,338	30,131,783
Merck KGaA (Germany)	12,943	2,284,839
Novartis AG (Switzerland)	147,322	16,963,006
Novo Nordisk A/S (Denmark), ADR	15,060	1,793,194
Novo Nordisk A/S (Denmark) (Class B Stock)	290,444	34,450,004
Ono Pharmaceutical Co. Ltd. (Japan)	15,900	213,431
Orion OYJ (Finland) (Class B Stock)	32,637	1,788,308
Otsuka Holdings Co. Ltd. (Japan)	48,000	2,726,358
Perrigo Co. PLC	75,300	1,975,119
Pfizer, Inc.	205,947	5,960,106
Roche Holding AG	67,332	21,547,401
Sanofi SA	112,943	13,004,180
Sanofi SA, ADR	40,748	2,348,307
Santen Pharmaceutical Co. Ltd. (Japan)	137,000	1,663,088
Shionogi & Co. Ltd. (Japan)	169,500	2,429,645
Sun Pharmaceutical Industries Ltd. (India)	95,825	2,203,059
Takeda Pharmaceutical Co. Ltd. (Japan)	106,400	3,065,766
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	93,400	1,683,068
Viatris, Inc.	20,174	234,220
Zoetis, Inc.	7,528	1,470,821
		323,889,112
Professional Services — 0.4%
Amentum Holdings, Inc.*	2,138	68,950
Automatic Data Processing, Inc.	48,085	13,306,562
Broadridge Financial Solutions, Inc.	1,831	393,720
Bureau Veritas SA (France)	42,774	1,419,096

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Computershare Ltd. (Australia)	129,066	$2,249,990
Dayforce, Inc.*(a)	2,583	158,209
Dun & Bradstreet Holdings, Inc.	578,900	6,663,139
Equifax, Inc.	2,028	595,948
Experian PLC	29,515	1,554,545
Intertek Group PLC (United Kingdom)	19,310	1,335,044
Jacobs Solutions, Inc.	2,138	279,864
Leidos Holdings, Inc.	22,738	3,706,294
ManpowerGroup, Inc.	21,700	1,595,384
Paychex, Inc.(a)	5,351	718,051
Paycom Software, Inc.(a)	795	132,423
Recruit Holdings Co. Ltd. (Japan)	91,600	5,564,921
RELX PLC (United Kingdom)	70,209	3,315,011
SGS SA (Switzerland)	5,460	609,671
Teleperformance SE (France)	7,685	795,016
Verisk Analytics, Inc.	2,268	607,733
Wolters Kluwer NV (Netherlands)	39,115	6,597,596
		51,667,167
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	4,983	620,284
Colliers International Group, Inc. (Canada)	7,065	1,072,196
CoStar Group, Inc.*	35,783	2,699,470
Daito Trust Construction Co. Ltd. (Japan)	22,400	2,728,455
Daiwa House Industry Co. Ltd. (Japan)	63,100	1,986,134
Emaar Properties PJSC (United Arab Emirates)	279,609	663,398
Henderson Land Development Co. Ltd. (Hong Kong)	96,000	304,008
Jones Lang LaSalle, Inc.*	31,000	8,364,110
KE Holdings, Inc. (China), ADR	86,190	1,716,043
LEG Immobilien SE (Germany)	11,345	1,187,750
Macrotech Developers Ltd. (India), 144A	28,633	421,613
Mitsubishi Estate Co. Ltd. (Japan)	54,400	859,209
Mitsui Fudosan Co. Ltd. (Japan)	80,700	760,424
Nomura Real Estate Holdings, Inc. (Japan)	36,900	994,200
Phoenix Mills Ltd. (The) (India)	25,291	556,378
Swiss Prime Site AG (Switzerland)	11,368	1,274,054
Vonovia SE (Germany)	76,680	2,799,324
		29,007,050
Residential REITs — 0.1%
AvalonBay Communities, Inc.(a)	22,245	5,010,686
Camden Property Trust	20,577	2,541,877
Equity Residential	124,034	9,235,572
Essex Property Trust, Inc.	1,035	305,760
Invitation Homes, Inc.(a)	9,720	342,727
Mid-America Apartment Communities, Inc.	1,932	306,995
UDR, Inc.	5,130	232,594
		17,976,211
	Shares	Value

Common Stocks (continued)
Retail REITs — 0.1%
Federal Realty Investment Trust	1,194	$137,274
Kimco Realty Corp.(a)	47,453	1,101,859
Klepierre SA (France)	91,110	2,985,309
Realty Income Corp.(a)	56,453	3,580,249
Regency Centers Corp.	2,818	203,544
Scentre Group (Australia)	982,997	2,471,153
Simon Property Group, Inc.	5,060	855,241
Unibail-Rodamco-Westfield (France)	14,020	1,227,911
Vicinity Ltd. (Australia)	1,105,011	1,683,631
		14,246,171
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*	75,425	12,375,734
Advantest Corp. (Japan)	128,123	6,025,787
Analog Devices, Inc.	61,893	14,245,912
Applied Materials, Inc.	50,664	10,236,661
ASM International NV (Netherlands)	10,973	7,239,545
ASML Holding NV (Netherlands) (XAMS)	33,617	27,964,658
ASML Holding NV (Netherlands) (NYSE)	1,069	890,744
Broadcom, Inc.	371,009	63,999,052
Disco Corp. (Japan)	13,662	3,598,950
Enphase Energy, Inc.*(a)	2,326	262,885
First Solar, Inc.*	1,788	445,999
Infineon Technologies AG (Germany)	53,835	1,890,035
Intel Corp.	71,255	1,671,642
KLA Corp.	2,235	1,730,806
Kokusai Electric Corp. (Japan)	41,000	924,492
Lam Research Corp.	25,341	20,680,283
Lasertec Corp. (Japan)	13,200	2,200,792
Marvell Technology, Inc.	36,445	2,628,413
MediaTek, Inc. (Taiwan)	43,570	1,605,796
Microchip Technology, Inc.	48,241	3,873,270
Micron Technology, Inc.	193,083	20,024,638
Monolithic Power Systems, Inc.	11,302	10,448,699
Novatek Microelectronics Corp. (Taiwan)	39,000	634,972
NVIDIA Corp.	2,121,233	257,602,536
NXP Semiconductors NV (China)	52,870	12,689,329
ON Semiconductor Corp.*	7,185	521,703
Onto Innovation, Inc.*	16,800	3,487,008
Qorvo, Inc.*	25,632	2,647,786
QUALCOMM, Inc.	118,934	20,224,727
Renesas Electronics Corp. (Japan)	190,500	2,764,663
SCREEN Holdings Co. Ltd. (Japan)	20,400	1,434,558
Skyworks Solutions, Inc.	2,652	261,938
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	88,374	15,347,913
Teradyne, Inc.	62,538	8,375,714
Texas Instruments, Inc.	51,007	10,536,516
Tokyo Electron Ltd. (Japan)	37,600	6,705,423
Universal Display Corp.	706	148,189
		558,347,768
Software — 3.8%
Adobe, Inc.*	28,534	14,774,334

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
ANSYS, Inc.*	1,312	$418,043
Autodesk, Inc.*	44,360	12,220,293
Cadence Design Systems, Inc.*	4,543	1,231,289
Check Point Software Technologies Ltd. (Israel)*	18,955	3,654,714
Constellation Software, Inc. (Canada)	447	1,449,428
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	40,200	11,274,894
CyberArk Software Ltd.*	17,256	5,032,022
Dassault Systemes SE (France)	32,076	1,274,084
Datadog, Inc. (Class A Stock)*	40,800	4,694,448
Fair Isaac Corp.*	401	779,352
Fortinet, Inc.*	10,754	833,973
Gen Digital, Inc.	9,496	260,475
Gitlab, Inc. (Class A Stock)*	80,600	4,154,124
Informatica, Inc. (Class A Stock)*	123,200	3,114,496
Intuit, Inc.	33,643	20,892,303
Microsoft Corp.	646,078	278,007,363
Monday.com Ltd.*	16,844	4,678,758
Nemetschek SE (Germany)	8,315	864,260
Nice Ltd. (Israel)*	11,490	1,997,659
Oracle Corp.	119,118	20,297,707
Oracle Corp. (Japan)	5,200	536,867
Palantir Technologies, Inc. (Class A Stock)*	31,300	1,164,360
Palo Alto Networks, Inc.*	5,334	1,823,161
PTC, Inc.*	1,992	359,875
Roper Technologies, Inc.	4,093	2,277,509
Salesforce, Inc.	117,676	32,209,098
SAP SE (Germany)	65,983	15,092,464
ServiceNow, Inc.*	22,709	20,310,702
Synopsys, Inc.*	2,528	1,280,154
Teradata Corp.*	60,300	1,829,502
Tyler Technologies, Inc.*	676	394,595
WiseTech Global Ltd. (Australia)	58,690	5,557,733
Workday, Inc. (Class A Stock)*	37,800	9,238,698
Xero Ltd. (New Zealand)*	24,266	2,508,278
Zoom Video Communications, Inc. (Class A Stock)*	110,400	7,699,296
		494,186,311
Specialized REITs — 0.3%
American Tower Corp.	15,205	3,536,075
Crown Castle, Inc.	7,316	867,897
Digital Realty Trust, Inc.	15,249	2,467,746
Equinix, Inc.	1,575	1,398,017
Extra Space Storage, Inc.	3,534	636,792
Gaming & Leisure Properties, Inc.	80,398	4,136,477
Iron Mountain, Inc.(a)	89,547	10,640,870
Public Storage	32,936	11,984,422
SBA Communications Corp.	12,646	3,043,892
VICI Properties, Inc.(a)	17,456	581,459
Weyerhaeuser Co.	12,336	417,697
		39,711,344
Specialty Retail — 1.0%
AutoZone, Inc.*	1,930	6,079,577
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Avolta AG (Switzerland)*	28,836	$1,220,500
Bath & Body Works, Inc.	88,800	2,834,496
Best Buy Co., Inc.(a)	3,244	335,105
CarMax, Inc.*	2,712	209,855
Carvana Co.*	26,000	4,526,860
Fast Retailing Co. Ltd. (Japan)	9,200	3,052,534
Gap, Inc. (The)	195,700	4,315,185
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	50,918	867,216
Home Depot, Inc. (The)	80,240	32,513,248
Industria de Diseno Textil SA (Spain)	192,882	11,423,723
JD Sports Fashion PLC (United Kingdom)	526,806	1,086,244
Kingfisher PLC (United Kingdom)	113,184	488,473
Lowe’s Cos., Inc.	129,719	35,134,391
O’Reilly Automotive, Inc.*	979	1,127,417
Ross Stores, Inc.	24,265	3,652,125
TJX Cos., Inc. (The)	151,765	17,838,458
Tractor Supply Co.	1,832	532,984
Ulta Beauty, Inc.*(a)	2,915	1,134,285
Zalando SE (Germany), 144A*	66,700	2,204,563
		130,577,239
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	1,283,450	299,043,850
Canon, Inc. (Japan)	80,900	2,664,465
Dell Technologies, Inc. (Class C Stock)	53,368	6,326,243
FUJIFILM Holdings Corp. (Japan)	76,300	1,975,173
Hewlett Packard Enterprise Co.	460,095	9,413,544
HP, Inc.	14,662	525,926
Logitech International SA (Switzerland)	33,343	2,986,225
NetApp, Inc.	3,474	429,074
Samsung Electronics Co. Ltd. (South Korea)	121,399	5,674,045
Seagate Technology Holdings PLC(a)	53,109	5,817,029
Super Micro Computer, Inc.*(a)	850	353,940
Western Digital Corp.*	5,454	372,453
Wiwynn Corp. (Taiwan)	10,090	546,881
		336,128,848
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	29,572	7,836,185
Asics Corp. (Japan)	175,200	3,680,626
Brunello Cucinelli SpA (Italy)	31,946	3,448,895
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	29,155	4,629,939
Deckers Outdoor Corp.*	54,600	8,705,970
Hermes International SCA (France)	3,415	8,408,948
Lululemon Athletica, Inc.*	1,784	484,088
LVMH Moet Hennessy Louis Vuitton SE (France)	18,124	13,898,863
Moncler SpA (Italy)	37,250	2,368,231
NIKE, Inc. (Class B Stock)	19,784	1,748,906
Pandora A/S (Denmark)	18,133	2,988,646
Puma SE (Germany)	15,403	644,093
Ralph Lauren Corp.	10,799	2,093,602
Skechers USA, Inc. (Class A Stock)*	47,500	3,178,700

A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	3,911	$183,739
		64,299,431
Tobacco — 0.3%
Altria Group, Inc.	190,267	9,711,228
British American Tobacco PLC (United Kingdom)	198,939	7,252,935
Imperial Brands PLC (United Kingdom)	137,637	4,003,732
Japan Tobacco, Inc. (Japan)	114,400	3,335,761
Philip Morris International, Inc.	103,092	12,515,369
		36,819,025
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)	31,000	2,936,320
Brenntag SE (Germany)	3,990	297,824
Bunzl PLC (United Kingdom)	27,566	1,305,499
Fastenal Co.	9,600	685,632
Ferguson Enterprises, Inc.	12,499	2,481,927
Finning International, Inc. (Canada)	40,913	1,342,843
ITOCHU Corp. (Japan)	54,400	2,931,893
Marubeni Corp. (Japan)	33,700	556,786
Mitsubishi Corp. (Japan)	144,600	3,004,767
Mitsui & Co. Ltd. (Japan)	274,400	6,136,692
Reece Ltd. (Australia)	23,211	455,192
Rexel SA (France)	35,105	1,017,578
Toyota Tsusho Corp. (Japan)	137,200	2,508,525
United Rentals, Inc.	7,396	5,988,763
W.W. Grainger, Inc.	703	730,283
Watsco, Inc.	2,052	1,009,338
WESCO International, Inc.	8,100	1,360,638
		34,750,500
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	17,073	3,750,521
Aeroports de Paris SA (France)	3,784	485,969
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	26,134	452,945
Transurban Group (Australia), UTS	210,232	1,899,464
		6,588,899
Water Utilities — 0.0%
American Water Works Co., Inc.	3,107	454,368
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	214,800	6,881,656
SoftBank Corp. (Japan)	971,000	1,267,728
SoftBank Group Corp. (Japan)	33,700	1,998,957
Tele2 AB (Sweden) (Class B Stock)	114,566	1,295,830
T-Mobile US, Inc.	32,554	6,717,844
Vodafone Group PLC (United Kingdom)	2,392,401	2,397,659
		20,559,674

Total Common Stocks (cost $5,138,900,627)		6,375,603,086
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	$386,887
Porsche Automobil Holding SE (Germany) (PRFC)	24,252	1,111,155
		1,498,042
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	34,462	3,239,422
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	159,454	560,227

Total Preferred Stocks (cost $4,938,950)		5,297,691
Unaffiliated Exchange-Traded Funds — 5.9%
Dimensional US Equity Market ETF	2,020,807	125,694,195
iShares Core MSCI EAFE ETF	361,519	28,216,558
iShares Core S&P 500 ETF	522,028	301,116,191
iShares Core U.S. Aggregate Bond ETF	720,107	72,925,236
iShares JP Morgan USD Emerging Markets Bond ETF	353,071	33,040,384
iShares MSCI EAFE ETF(a)	373,500	31,235,805
iShares Russell 1000 Growth ETF	102,757	38,572,923
iShares Russell 1000 Value ETF	602,565	114,366,837
Vanguard Total Bond Market ETF	213,191	16,012,776

Total Unaffiliated Exchange-Traded Funds (cost $715,202,256)		761,180,905

	Units
Warrants* — 0.0%
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	6,012	—
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/40^	747	—

Total Warrants (cost $60)		—

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.5%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	410,489
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	47	46,921
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	500	504,773

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		56	$55,393
Series 2021-03A, Class D
1.550%	06/15/27		700	677,719
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	285,645
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	310,790
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	504,984
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		27	26,710
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		172	171,186
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	103,218
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	193,076
				3,290,904
Collateralized Loan Obligations — 3.4%
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
0.010%(c)	10/20/37		1,150	1,150,201
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.873%(c)	07/22/37		11,750	11,779,451
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34		5,000	5,001,564
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
6.629%(c)	07/15/37		1,000	1,000,502
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.555%(c)	04/25/34	EUR	1,753	1,945,677
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.455%(c)	04/15/32	EUR	5,201	5,771,998
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.867%(c)	07/20/37		16,000	16,075,960
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	01/20/32		990	$990,778
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
6.829%(c)	07/20/37		14,000	14,062,308
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.663%(c)	07/15/31		7,889	7,940,132
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.715%(c)	01/25/35		2,000	2,001,722
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.433%(c)	05/17/31		821	824,408
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.733%(c)	10/15/34		12,650	12,656,414
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.510%(c)	08/20/32		12,250	12,258,407
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.691%(c)	04/19/34		1,500	1,501,520
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.285%(c)	04/15/31	EUR	2,126	2,354,163
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.675%(c)	10/15/35	EUR	9,145	10,150,463
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
6.382%(c)	01/20/32		7,486	7,489,536
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	01/20/35		1,315	1,315,259
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34		2,553	2,554,795
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.541%(c)	04/18/31		481	480,535
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.584%(c)	04/20/31		1,158	1,158,720
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.703%(c)	07/15/34		2,766	2,767,558

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33		1,480	$1,481,893
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.094%(c)	11/07/30		500	501,749
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 2.412% (Cap N/A, Floor 2.150%)
7.544%(c)	11/07/30		253	253,966
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.175%(c)	01/25/37		8,000	8,047,882
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.667%(c)	01/17/34		6,000	6,002,372
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.388%(c)	05/22/32	EUR	1,227	1,363,599
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.431%(c)	08/26/32	EUR	7,496	8,330,346
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		6,500	6,500,991
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
0.010%(c)	10/17/37		2,000	2,000,000
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.685%(c)	10/15/34	EUR	4,250	4,722,432
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/22/37		17,750	17,819,032
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.573%(c)	04/15/31		1,718	1,720,286
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.701%(c)	04/15/34		2,128	2,129,078
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.722%(c)	10/20/31		1,349	1,349,010
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.832%(c)	04/15/33		2,128	2,130,345
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.585%(c)	04/25/34	EUR	1,064	$1,182,888
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.504%(c)	02/05/31		85	85,137
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.604%(c)	04/21/31		585	585,518
Indigo Credit Management DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
6.285%(c)	10/15/37	EUR	4,250	4,793,411
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.335%(c)	07/15/31	EUR	2,553	2,821,903
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
5.443%(c)	10/30/38	EUR	8,500	9,472,786
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	10/20/34		9,000	9,009,000
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	10/20/34		12,250	12,253,409
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
4.485%(c)	07/15/32	EUR	4,746	5,267,657
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.643%(c)	10/15/32		1,975	1,975,697
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.478%(c)	10/16/37		2,000	2,009,000
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		12,500	12,500,101
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)
7.175%(c)	01/29/30		187	187,878
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.566%(c)	10/12/30		1,253	1,253,492
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.683%(c)	07/15/31		1,644	1,644,349

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.813%(c)	10/15/34		1,500	$1,501,260
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
5.201%(c)	07/20/38	EUR	10,500	11,707,488
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.397%(c)	07/20/37		5,750	5,760,396
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.729%(c)	07/19/37		10,000	10,025,053
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.654%(c)	04/22/30		7,048	7,052,722
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.294%(c)	04/22/30		300	300,397
Series 2019-01A, Class CR, 144A, 3 Month SOFR + 2.612% (Cap N/A, Floor 2.350%)
7.894%(c)	04/22/30		250	250,152
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
7.202%(c)	07/20/37		8,000	8,045,194
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.783%(c)	10/15/34		4,000	4,002,028
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.621%(c)	04/26/31		1,912	1,916,107
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 0.868% (Cap N/A, Floor 0.868%)
6.154%(c)	04/17/31		13,127	13,143,959
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.767%(c)	10/30/30		127	126,532
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.583%(c)	04/15/31		556	556,511
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.677%(c)	01/17/31		145	145,625
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.285%(c)	01/15/38	EUR	8,000	8,948,263
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.394%(c)	07/20/34		588	$590,093
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	10/15/34		6,000	6,003,114
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.713%(c)	07/15/31		1,098	1,100,016
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.282%(c)	04/20/35		2,000	2,014,228
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
6.520%(c)	09/06/37		19,000	19,005,597
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	10/20/31		2,263	2,262,818
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	10/20/34		6,000	6,001,525
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.611%(c)	01/26/31		464	463,931
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.512%(c)	01/17/32	EUR	7,458	8,286,295
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.515%(c)	04/25/30	EUR	723	803,378
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.270%(c)	02/20/30	EUR	2,221	2,466,025
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.508%(c)	04/16/31		222	222,093
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.705%(c)	10/29/34		4,530	4,535,907
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		2,128	2,128,774
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		312	312,135

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	9,000	$10,086,157
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	07/20/34		4,910	4,913,403
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37		8,250	8,292,511
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.551%(c)	07/15/32		11,000	11,001,178
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.647%(c)	07/17/31		945	946,416
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.714%(c)	07/20/32		2,687	2,695,044
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.501%(c)	04/15/33		15,250	15,257,704
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.697%(c)	01/17/31		476	476,255
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		2,995	2,996,021
				438,969,583
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		42	41,020
Series 2022-X01, Class A, 144A
1.750%	02/15/27		2	2,015
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		18	17,868
Series 2022-A, Class A, 144A
1.710%	02/20/35		149	148,342
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		100	101,499
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	174,126
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	287,451
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	$214,046
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	104,948
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	210,819
SoFi Consumer Loan Program Trust,
Series 2021-01, Class C, 144A
1.610%	09/25/30		56	56,083
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	194,872
				1,553,089
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.139%(c)	03/15/32	GBP	700	940,372
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.859%(c)	07/15/32	GBP	300	401,429
				1,341,801
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	05/25/34		17	16,672
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.469%(c)	03/25/43		7	7,285
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.045%(c)	03/25/54		21	20,658
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.609%(c)	08/25/33		14	13,944
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%	09/25/44		594	597,138
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		87	88,246
				743,943
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.569%(c)	02/25/34		3	3,541

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.889%(c)	10/25/34	9	$8,565
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.019%(c)	11/25/34	1	1,329
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.814%(c)	01/25/35	9	8,725
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.332%(c)	09/25/34	33	33,669
			55,829
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	48	45,562
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	86	82,046
			127,608

Total Asset-Backed Securities (cost $446,403,544)			446,082,757
Commercial Mortgage-Backed Securities — 0.2%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	80	77,761
Series 2018-BN13, Class A4
3.953%	08/15/61	320	313,032
Series 2019-BN20, Class A2
2.758%	09/15/62	385	356,420
Series 2019-BN24, Class A3
2.960%	11/15/62	135	125,504
Series 2021-BN34, Class A5
2.438%	06/15/63	165	139,948
BANK5,
Series 2024-5YR8, Class A3
5.884%	08/15/57	1,000	1,055,424
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	253	234,515
Series 2024-5C29, Class A3
5.208%	09/15/57	500	513,882
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	1,000	1,040,136
Series 2024-V10, Class A3
5.277%	10/15/29	800	822,027
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust,
Series 2024-5C5, Class A3
5.857%	02/15/57		450	$473,857
Series 2024-5C6, Class A3
5.316%	09/15/57		1,150	1,183,938
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.911%(c)	09/15/38		200	195,500
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.561%(c)	09/15/38		450	439,875
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		790	721,237
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	245,418
Series 2019-CD08, Class A3
2.657%	08/15/57		705	649,102
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		286	279,283
Series 2016-C07, Class A2
3.585%	12/10/54		251	244,180
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		575	569,378
Series 2017-C04, Class A3
3.209%	10/12/50		229	221,272
Series 2019-GC41, Class A4
2.620%	08/10/56		280	255,053
Commercial Mortgage Trust,
Series 2015-LC21, Class A3
3.445%	07/10/48		342	339,506
Series 2015-LC23, Class A3
3.521%	10/10/48		365	358,244
Series 2016-COR01, Class A3
2.826%	10/10/49		336	324,583
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	207,902
Series 2018-CX12, Class A3
3.959%	08/15/51		195	190,833
Series 2019-C17, Class A4
2.763%	09/15/52		105	97,275
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.990%(c)	08/07/30	GBP	335	446,036
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		227	219,953
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.753%(cc)	11/25/25		4,257	24,626

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.461%(cc)	03/25/26		2,123	$35,339
Series K097, Class X1, IO
1.218%(cc)	07/25/29		1,166	51,406
Series K131, Class X1, IO
0.829%(cc)	07/25/31		11,362	466,288
Series K736, Class X1, IO
1.403%(cc)	07/25/26		155	2,701
Series K741, Class X1, IO
0.648%(cc)	12/25/27		154	2,317
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.311%(c)	10/15/36		260	255,556
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.761%(c)	10/15/36		420	415,307
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52		625	575,281
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.242%(c)	03/15/39		300	296,250
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.692%(c)	03/15/39		850	825,162
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	135,600
Series 2019-H07, Class A3
3.005%	07/15/52		49	46,129
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36		500	466,740
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		140	124,549
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.711%(c)	03/15/36		110	104,294
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.080%(c)	08/17/31	GBP	895	1,184,872
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		325	321,797
Series 2019-C16, Class A3
3.344%	04/15/52		280	270,175
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		241	232,910
Series 2017-C41, Class A3
3.210%	11/15/50		420	405,931
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C49, Class A3
3.749%	03/15/52		375	$369,481
Series 2019-C52, Class A4
2.643%	08/15/52		180	166,924
Series 2021-C59, Class A5
2.626%	04/15/54		100	88,067
Series 2024-5C1, Class A3
5.928%	07/15/57		1,100	1,160,506

Total Commercial Mortgage-Backed Securities (cost $21,414,795)				20,369,282
Corporate Bonds — 2.4%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	746,478
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,950	1,963,279
7.125%	06/15/26		83	84,220
7.500%	02/01/29(a)		70	73,877
7.875%	04/15/27		2,209	2,211,761
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25(a)		270	271,921
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	164,329
				5,515,865
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	880,974
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	204	217,797
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	200	216,218
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,770	1,795,750
				3,110,739
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		32	31,995
5.750%	04/20/29(a)		715	711,532
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,295,189
4.625%	04/15/29(a)		270	260,871
				2,299,587

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	$131,328
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,805,243
				1,936,571
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	447,266
4.750%	01/15/43		12	9,944
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		363	335,024
4.950%	05/28/27(a)		220	219,373
5.850%	05/17/27		345	351,330
6.798%	11/07/28		200	211,179
6.800%	05/12/28		675	707,364
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		310	308,654
Sr. Unsec’d. Notes
6.050%	10/10/25		160	162,000
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		225	224,509
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25(a)		185	187,158
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	824,889
				3,988,690
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)		46	45,886
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		50	44,834
5.625%	06/15/28		475	466,125
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	377,467
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,675	2,471,667
				3,405,979
Banks — 0.4%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	143,201
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	$508,969
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	221,369
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	200	196,054
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,762,663
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	340	390,576
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	600	689,655
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	100	115,234
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	07/05/34		200	209,766
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	204,520
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	228,107
4.000%	03/13/32	EUR	300	343,132
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		595	521,501
5.933%(ff)	09/15/27		185	190,505
Sr. Unsec’d. Notes, MTN
3.970%(ff)	03/05/29		575	568,174
Sub. Notes, MTN
5.425%(ff)	08/15/35(a)		360	369,445
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		320	321,713
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	400	442,277
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	110	105,322
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	100	114,777
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	428,483
BNP Paribas SA (France),
Sr. Non-Preferred Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,000	1,097,288
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		360	368,729
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	539,435

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)		260	$251,732
6.612%(ff)	10/19/27(a)		305	316,653
BPER Banca SPA (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	270	313,204
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		205	217,774
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	200	246,180
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
4.508%(ff)	09/11/27		310	311,722
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	809,960
5.875%	04/30/29		2,000	2,095,411
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
3.375%	09/16/31	EUR	600	694,420
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	114,339
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	431,294
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	411,064
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		11	10,774
5.174%(ff)	02/13/30(a)		1,115	1,144,570
Sub. Notes
5.827%(ff)	02/13/35		90	93,915
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30(a)		115	119,629
6.645%(ff)	04/25/35		55	60,339
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	205,101
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	900	844,689
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	201,915
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	93,694
3.500%	01/15/30	EUR	100	115,237
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	116,978
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	101,278
4.375%	11/27/33	EUR	100	118,493
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	$233,989
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	120	142,370
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	250	288,992
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	280,748
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,078,498
4.500%(ff)	07/12/35	EUR	200	230,338
Sr. Preferred Notes
5.414%	05/10/29(a)		415	431,048
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	143,121
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	415,092
6.100%	02/21/33	AUD	400	290,948
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	212,698
3.400%	08/18/25	CNH	1,000	143,947
3.500%	07/02/25	CNH	1,000	143,851
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	218,621
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27(a)		800	812,992
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		400	382,878
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	936,232
4.482%(ff)	08/23/28		170	170,897
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29(a)		390	357,383
3.000%(ff)	07/22/28	GBP	975	1,235,587
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		275	290,900
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, EMTN
5.625%	03/08/33	EUR	210	264,125
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	581,428
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		165	141,701
2.069%(ff)	06/01/29		830	767,931
2.545%(ff)	11/08/32		250	219,890

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.851%(ff)	07/25/28		305	$310,582
4.995%(ff)	07/22/30		890	914,513
5.012%(ff)	01/23/30		600	615,373
5.040%(ff)	01/23/28(a)		290	294,898
5.294%(ff)	07/22/35(a)		165	172,137
5.299%(ff)	07/24/29(a)		50	51,726
5.336%(ff)	01/23/35(a)		60	62,734
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.875%(ff)	05/14/32	EUR	115	131,714
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	205	210,794
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	328,101
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	686,480
5.173%(ff)	01/16/30		365	376,223
5.320%(ff)	07/19/35		80	83,119
5.449%(ff)	07/20/29		150	155,784
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	134,250
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	787,905
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	156,316
5.250%(ff)	04/21/34(a)		115	118,797
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		600	618,855
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.416%	05/17/27(a)		310	318,442
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	960	1,019,290
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	144,335
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	207,163
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	315,794
Sr. Preferred Notes, EMTN
0.250%	07/08/27	EUR	800	827,970
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,075,080
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.688%(ff)	05/14/28(a)		360	369,540
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26(a)		190	194,182
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26(a)		190	$191,941
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		240	248,446
5.867%(ff)	06/08/34		60	63,810
7.161%(ff)	10/30/29		170	186,441
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34(a)		95	101,379
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	107,196
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	190	168,484
0.650%(ff)	01/14/28	EUR	1,400	1,470,204
4.750%(ff)	03/17/32	EUR	200	239,454
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		820	800,759
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.491%(ff)	10/23/34		95	106,197
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		85	85,986
5.198%(ff)	01/23/30		900	927,822
5.574%(ff)	07/25/29		205	213,261
				45,530,942
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		280	264,489
4.439%	10/06/48		20	18,332
5.550%	01/23/49		80	86,207
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	600	686,658
				1,055,686
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	03/02/28		185	190,570
5.600%	03/02/43		45	47,165
Royalty Pharma PLC,
Gtd. Notes
5.150%	09/02/29		125	128,065
5.900%	09/02/54		90	92,860
				458,660
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	310	357,902

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
4.375%	05/29/25	EUR	300	$335,931
4.500%	11/29/32	EUR	200	239,984
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	522,726
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		1,825	1,786,567
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30		125	118,748
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	155	156,616
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,360	1,367,334
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	102,519
4.375%	07/15/30		992	937,663
				5,925,990
Chemicals — 0.0%
Celanese US Holdings LLC,
Gtd. Notes
6.165%	07/15/27(a)		425	440,559
6.330%	07/15/29(a)		165	174,991
6.350%	11/15/28(a)		305	322,250
6.550%	11/15/30		100	107,850
6.700%	11/15/33		15	16,406
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	212,066
				1,274,122
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	451,840
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		845	753,418
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	902,275
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		720	644,797
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	100	100,328
5.125%	06/14/33	EUR	120	144,796
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	$214,543
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	579,114
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	327,370
4.250%	09/25/30	GBP	200	254,689
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29		110	113,291
5.400%	05/01/53		25	26,174
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	648,606
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	456,081
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50(a)		96	70,423
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32		370	372,392
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		182	55,916
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		1,035	944,505
3.875%	02/15/31		60	55,805
4.875%	01/15/28		505	501,732
5.250%	01/15/30		895	895,628
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	40,238
				8,553,961
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	491,009
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
4.908%(c)	12/15/54		100	98,849
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,470	1,379,409

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		230	$220,632
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		85	88,897
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		50	51,758
5.350%	01/08/55		65	68,318
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	500	513,144
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30(a)		145	150,260
6.377%(ff)	06/08/34		140	151,272
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,036	1,116,646
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	748	789,107
Gtd. Notes, MTN
5.200%	03/04/34	AUD	565	403,674
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	300	342,744
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		211	247,786
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31		205	215,748
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	97,136
Gtd. Notes, 144A
4.000%	03/15/29		124	118,606
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,975	1,974,752
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.125%	01/25/29	EUR	340	385,525
5.500%	11/15/33		499	541,139
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		1,810	1,849,141
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	421	461,337
Gtd. Notes, 144A
1.250%	09/27/30		660	563,739
2.000%	04/16/31		826	729,226
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,348	$1,373,270
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	462,009
5.750%	09/15/31(a)		575	563,558
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	614,799
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		300	347,088
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	07/02/34	EUR	391	446,420
				14,887,731
Electric — 0.2%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	400	407,135
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		303	258,989
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,650	1,527,716
4.500%	02/15/28		970	946,954
5.250%	06/01/26		59	58,826
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	28,973
5.000%	02/01/31		360	348,643
5.125%	03/15/28		1,396	1,375,677
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	318,059
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		598	545,196
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	125,151
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	61	88,056
EDP SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	229,943
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	185	160,751
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	776,945
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	100	91,773

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
3.625%	01/11/30	EUR	100	$114,254
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,522,500
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		245	246,514
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	63,103
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		139	127,556
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	756,772
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	350,104
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	532,055
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes
5.078%	10/01/54		285	287,930
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	101,801
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	91,184
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	865,299
Gtd. Notes, 144A
3.375%	02/15/29		110	102,569
3.625%	02/15/31		529	479,644
3.875%	02/15/32(a)		35	31,902
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	310,027
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	438,938
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	760,637
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	238,480
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		75	58,317
4.200%	03/01/29		432	425,567
4.950%	07/01/50		125	113,835
5.550%	05/15/29		240	249,269
6.100%	01/15/29		375	396,108
Sr. Sec’d. Notes
3.250%	06/01/31		190	173,180
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	$570,002
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		15	14,547
Southern California Edison Co.,
First Mortgage
5.650%	10/01/28		75	78,863
5.850%	11/01/27		125	131,334
Southern Co. (The),
Sr. Unsec’d. Notes
5.500%	03/15/29		180	188,879
5.700%	03/15/34(a)		60	64,439
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,481,190
8.000%(ff)	10/15/26(oo)		1,975	2,065,297
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,611,084
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,071,651
5.500%	09/01/26		10	10,001
5.625%	02/15/27		935	933,797
6.875%	04/15/32		315	331,605
				25,679,021
Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	435	506,049
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	450	505,977
3.700%	08/15/29	EUR	450	510,851
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	550	632,640
4.125%	11/02/34	EUR	100	117,454
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	68,687
				2,341,658
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	809,691
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	205,650
2.000%	02/15/33	EUR	2,100	2,068,437
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	406,790

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	$1,068,086
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	245,284
5.500%	07/31/47		200	171,562
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	281,693
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	299,409
				5,556,602
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,250	1,189,510
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		655	677,476
7.000%	02/15/30		400	417,951
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		950	923,280
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,000	682,640
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		305	302,774
3.755%	03/15/27		165	159,545
4.054%	03/15/29		85	80,527
5.050%	03/15/42		255	208,289
6.412%	03/15/26		185	185,019
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	29,630
7.125%	02/15/31(a)		380	411,333
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33(a)		495	501,683
				5,769,657
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		300	313,875
Veralto Corp.,
Gtd. Notes
5.350%	09/18/28(a)		345	359,285
5.500%	09/18/26		245	250,357
				923,517
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		625	599,687
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	3,370	$4,452,469
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	2,086,558
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	884	1,085,010
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	600	683,430
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		540	547,970
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34		115	116,007
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		1,365	1,280,397
4.375%	01/31/32		500	463,636
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	273,037
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		320	329,647
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		475	444,081
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33		485	485,599
				12,847,528
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		72	66,326
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	43,193
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	252,488
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		100	107,411
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	672,833
				1,075,925
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26		228	231,863

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	$451,293
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		315	315,058
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,836,622
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		275	269,832
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	800	922,169
3.875%	10/15/36	EUR	600	696,262
Stryker Corp.,
Sr. Unsec’d. Notes
3.375%	09/11/32	EUR	115	129,337
				4,620,573
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31(a)		141	121,597
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		185	185,002
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		312	283,568
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	90,099
4.625%	06/01/30		1,945	1,851,159
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32		200	184,985
4.625%	03/15/52		60	52,062
5.250%	06/15/26		550	554,003
5.375%	02/01/25		965	965,290
5.450%	04/01/31		60	62,500
5.875%	02/01/29		290	303,889
5.900%	06/01/53		70	73,045
5.950%	09/15/54		55	57,749
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		25	24,513
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		250	241,270
4.375%	01/15/30		1,140	1,094,330
5.125%	11/01/27		840	837,512
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		113	85,028
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		110	$94,731
4.375%	03/15/42		100	93,556
4.750%	07/15/45		34	33,007
5.250%	02/15/28		125	130,018
				7,418,913
Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44		200	222,188
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		1,612	1,627,724
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	24,986
7.250%	10/15/29(a)		789	810,486
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		170	169,713
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,585	1,505,750
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		55	55,481
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	638,853
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,185,863
5.250%	12/15/27		16	15,846
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	230,774
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		595	592,156
				6,857,632
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	400	459,954
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	948,848
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $445,344; purchased 03/07/22)(f)
6.500%	10/01/29		500	319,013
				1,267,861

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance — 0.0%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	200	$251,270
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		175	182,568
5.750%	03/01/54		55	58,224
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	260	311,285
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		170	168,692
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		600	618,959
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	401,464
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	407,235
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		100	107,458
New York Life Global Funding,
Sec’d. Notes, 144A, MTN
5.000%	06/06/29		282	292,599
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		68	62,160
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	842,947
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	491,883
				4,196,744
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	280	328,764
Meituan (China),
Sr. Unsec’d. Notes, 144A
4.625%	10/02/29		425	422,888
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.550%	08/15/31		115	117,565
5.400%	08/15/54		25	26,179
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	162,062
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.300%	01/15/30		185	184,339
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
4.800%	09/15/34(a)		45	$44,949
5.350%	09/15/54		85	84,311
				1,371,057
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	519,090
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	207,074
Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		850	917,405
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		1,200	1,200,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		475	484,500
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		550	554,125
5.500%	04/01/28		25	25,226
5.625%	09/30/31		590	597,552
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		875	871,115
				4,649,923
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		1,210	1,154,742
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		525	474,221
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		140	136,867
6.000%	08/15/29		65	67,489
6.200%	08/15/34		90	94,192
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,400	1,404,278
6.125%	09/15/29		1,070	1,083,754
6.500%	04/15/32(a)		880	895,882
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25		1,709	1,705,355

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	$719,789
			7,736,569
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	118,656
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	158,157
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26	250	253,474
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	530,218
			941,849
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	330	285,227
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	121	106,868
4.500%	08/15/30	87	78,752
4.750%	03/01/30	350	321,559
5.000%	02/01/28	65	63,248
5.125%	05/01/27	245	240,980
5.375%	06/01/29	170	163,745
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	350	282,099
3.900%	06/01/52	724	474,359
4.800%	03/01/50	103	78,635
5.750%	04/01/48	42	36,596
6.150%	11/10/26	250	257,026
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	100	101,036
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	300	310,646
5.450%	09/01/34	70	70,782
5.950%	09/01/54	40	39,979
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $27,000; purchased 01/31/24)(f)
6.625%	08/15/27(d)	400	5,152
Sec’d. Notes, 144A (original cost $516,750; purchased 08/30/22)(f)
5.375%	08/15/26(d)	2,650	31,064
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	80	53,634
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
7.375%	07/01/28		325	$242,853
7.750%	07/01/26		1,825	1,582,927
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	1,651,816
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	864,196
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	600	704,466
5.250%	05/15/29	GBP	457	572,800
				8,620,445
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	110	130,791
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		615	695,129
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	187,288
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	201,000
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		390	402,980
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	43,490
3.875%	08/15/31		124	113,363
				1,774,041
Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	565,144
3.375%	05/17/32	EUR	400	455,946
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	200	189,860
				1,210,950
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	233,382
5.000%	01/24/29		395	406,799
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	925	1,052,686
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	235,530

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	$449,079
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	110	101,842
3.000%	10/14/33	EUR	165	189,429
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		400	427,156
				3,095,903
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	414,116
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	377,687
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	191,674
5.125%	10/01/34		150	147,987
5.600%	06/13/28		400	413,792
6.000%	06/13/33		215	224,932
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		595	595,246
9.000%	11/01/27		25	29,977
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	110	97,452
3.625%(ff)	03/22/29(oo)	EUR	650	708,136
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	132,073
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		471	473,482
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	225,003
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		550	574,797
8.625%	11/01/30		125	132,525
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		480	481,422
Diamondback Energy, Inc.,
Gtd. Notes
5.150%	01/30/30		190	195,024
5.200%	04/18/27		275	280,583
5.750%	04/18/54		70	70,526
5.900%	04/18/64		25	25,266
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		350	346,801
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	$103,203
6.000%	04/15/30		315	306,918
6.000%	02/01/31		106	102,954
6.250%	04/15/32		550	535,570
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,381
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		420	422,302
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		260	268,310
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	772,174
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	700	915,126
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	103,175
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	308,586
4.875%	02/21/28	EUR	800	850,447
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		355	353,417
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	531,108
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		450	430,494
5.375%	02/01/29		1,125	1,120,411
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		75	74,778
5.425%	09/10/64		70	70,177
5.488%	04/05/54		120	123,612
5.638%	04/05/64		50	52,146
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	673,554
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		310	306,125
				14,173,353
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,100	978,663
6.000%	06/15/29		875	905,403

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	$52,820
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		600	574,917
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		1,100	1,058,607
				3,570,410
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		90	83,132
4.700%	05/14/45		25	24,170
4.950%	03/15/31		180	187,060
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		550	550,362
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		95	77,771
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		95	61,750
5.000%	02/15/29		385	222,338
5.250%	01/30/30		1,535	859,600
5.250%	02/15/31		331	180,395
6.250%	02/15/29		2,041	1,250,112
7.000%	01/15/28		275	187,000
9.000%	12/15/25		125	119,688
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	215,188
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	400	459,607
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44		55	58,257
5.550%	02/22/54		15	15,906
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.050%	08/14/54		35	35,829
5.200%	08/14/64		15	15,491
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)		275	266,137
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	360,433
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		375	352,901
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26		190	191,302
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	585	$682,185
				6,456,614
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,213,654
6.625%	02/01/32		280	289,649
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		125	129,437
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34		165	170,194
6.042%	08/15/28		365	381,643
6.055%	08/15/26		190	194,658
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		155	165,717
6.497%	08/15/43		120	133,532
Enbridge, Inc. (Canada),
Gtd. Notes
5.250%	04/05/27		290	297,121
6.200%	11/15/30(a)		80	87,072
6.700%	11/15/53		135	155,467
Gtd. Notes, MTN
3.200%	06/08/27	CAD	180	131,806
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,840	1,882,019
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		605	605,320
Sr. Unsec’d. Notes
5.400%	10/01/47		420	399,918
6.050%	12/01/26		475	491,516
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		700	720,771
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.103%	08/23/42		200	206,750
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		201	199,911
5.200%	03/01/47		325	308,194
ONEOK, Inc.,
Gtd. Notes
4.250%	09/24/27		490	490,469
5.050%	11/01/34(a)		90	89,590
5.650%	11/01/28		125	130,679
5.700%	11/01/54		50	49,740
5.800%	11/01/30		75	79,877
5.850%	11/01/64		95	94,372
6.050%	09/01/33		335	358,102

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.625%	09/01/53		105	$116,540
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		285	270,921
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35		40	41,195
6.150%	03/01/29		560	596,722
6.500%	03/30/34		155	171,452
6.500%	02/15/53		25	27,771
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	23,626
4.125%	08/15/31		25	23,249
6.250%	01/15/30		210	220,106
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,090	1,104,855
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		35	34,730
4.050%	02/01/30		540	519,889
5.300%	03/01/48		30	27,244
5.450%	04/01/44(a)		175	165,398
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		155	152,744
				12,953,620
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	696,255
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	304,107
1.625%	04/20/30	EUR	100	98,298
2.200%	07/24/25	EUR	975	1,073,893
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	300	308,866
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		3,130	3,084,651
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,034,865
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	102,350
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	286,606
3.200%	08/14/27	CNH	5,000	720,277
				7,710,168
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		695	$680,349
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	247,344
9.750%	06/15/25		65	64,989
Sr. Unsec’d. Notes
4.750%	02/15/28		626	566,530
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	393,545
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	500	533,366
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		205	165,037
5.000%	10/15/27(a)		15	13,422
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	230	275,485
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	356,119
5.000%	10/15/29	GBP	500	664,846
5.750%	12/05/31	GBP	365	501,783
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		975	1,007,953
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,770	1,637,315
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	400	451,257
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	723,817
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	377,273
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	39,708
4.125%	08/15/30		5	4,744
4.250%	12/01/26		20	19,804
4.500%	09/01/26		95	94,558
4.500%	01/15/28		305	300,929
4.625%	06/15/25		50	49,733
5.750%	02/01/27		5	5,090
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	573,439
				9,748,435

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	$292,038
6.125%	06/15/29		490	502,862
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28(a)		65	69,649
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28		600	629,227
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		1,150	1,250,666
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,458,236
12.000%	11/30/28		1,500	1,669,335
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,550	1,479,394
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	293,888
3.875%	10/01/31		300	262,223
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		105	87,733
4.950%	09/15/52		20	19,954
5.400%	06/25/64		100	105,855
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,125	1,050,242
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	213,721
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		425	436,754
				10,821,777
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		73	67,747
2.600%	02/15/33		550	470,953
Sr. Unsec’d. Notes
5.150%	11/15/31		35	36,282
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	40,552
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		70	48,665
3.050%	08/12/51		15	9,608
3.250%	11/15/49		35	23,561
4.250%	12/15/42		19	15,890
4.600%	03/25/40		25	22,572
4.800%	10/01/41		21	19,077
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
4.875%	02/10/26(a)		125	$125,613
5.125%	02/10/30		100	102,139
5.150%	02/21/34		50	50,526
5.625%	02/10/43		10	9,941
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	220,375
				1,263,501
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.650%	03/25/41		20	16,516
3.950%	03/25/51		30	24,152
5.375%	09/27/54		160	160,171
5.550%	02/06/53		145	148,342
				349,181
Telecommunications — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		200	168,470
5.750%	08/15/29		1,675	1,340,000
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		300	289,055
3.500%	06/01/41		122	99,945
3.950%	04/30/31	EUR	500	578,971
5.539%	02/20/26		190	189,985
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/20/34	EUR	450	513,536
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27(a)		190	194,194
5.300%	02/26/54		90	95,446
5.350%	02/26/64		130	137,938
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	127,125
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,050	1,040,904
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	200	231,865
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		900	704,761
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		2,725	2,993,252
11.000%	11/15/29		2,325	2,577,398
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	770,634

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	$49,694
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		185	185,770
7.625%	03/01/26		15	15,484
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	2,909,203
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		65	49,898
5.500%	01/15/55(a)		120	124,198
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	03/16/27		155	154,733
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	824,342
4.500%	07/15/31	GBP	1,500	1,720,855
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		275	280,084
				18,367,740
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	863,052
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	400	392,539
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	454,348
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		4,150	4,365,443
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	289,701
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	99,567
0.400%	12/19/36	EUR	192	177,758
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	315,513
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)		100	104,804
7.125%	02/01/32		295	310,067
				7,372,792
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29(a)		490	$504,343
5.550%	05/01/28(a)		80	82,685
5.750%	05/24/26		370	376,831
6.050%	08/01/28		200	210,433
				1,174,292
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		51	37,436
4.200%	09/01/48		50	43,625
Thames Water Utilities Finance PLC (United Kingdom),
Sr. Sec’d. Notes
0.875%	01/31/28	EUR	300	238,883
Sr. Sec’d. Notes, EMTN
4.375%	01/18/31	EUR	250	201,675
				521,619

Total Corporate Bonds (cost $310,257,936)				304,592,927
Floating Rate and Other Loans — 0.1%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28		574	542,308
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29		1,691	1,681,595
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%
8.319%(c)	03/20/28		896	894,531
Housewares — 0.0%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
8.960%(c)	10/06/28		25	20,036
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		283	338,062
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^		222	200,094
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%(c)	08/24/26		1,642	17,648
				555,804
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term Loan B-6, 3 Month EURIBOR + 3.250%
6.595%(c)	07/01/31	EUR	3,625	4,037,691

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Telecommunications — 0.1%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27		958	$946,267
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	5,100	5,684,162
				6,630,429

Total Floating Rate and Other Loans (cost $14,081,349)				14,362,394
Municipal Bonds — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51		165	123,527
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48		115	132,023
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		345	302,171
				557,721
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40		110	125,092

Total Municipal Bonds (cost $707,018)				682,813
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.430%(c)	12/25/41		200	206,462
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.530%(c)	03/25/42		90	99,252
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.530%(c)	03/25/42		80	86,434
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.780%(c)	10/25/43		120	122,166
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.730%(c)	04/25/34		240	244,584
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.280%(c)	09/26/33		150	150,750
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	11/25/41		90	90,337
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47		219	$199,640
Series 2022-024, Class AD
4.000%	05/25/49		56	54,890
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	09/25/41		300	302,298
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.630%(c)	12/25/41		200	202,529
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.680%(c)	02/25/42		100	102,302
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		58	11,748
Series 5020, Class IH, IO
3.000%	08/25/50		271	45,912
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		543	537,497
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49		303	272,219
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.880%(c)	04/25/34		114	114,213
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.180%(c)	04/25/34		200	203,462
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
8.980%(c)	11/25/31		273	279,332

Total Residential Mortgage-Backed Securities (cost $3,258,398)				3,326,027
Sovereign Bonds — 0.8%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	687,656
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	1,105	649,465
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	1,201	818,662
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	4,683	1,826,520
Sr. Unsec’d. Notes, Series 169
4.750%	06/21/54	AUD	3,832	2,718,796

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	$115,006
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	274,616
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	597,979
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	192,693
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,756	1,754,911
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	215	257,466
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	33	39,518
Sr. Unsec’d. Notes, Series 07Y
4.125%	09/23/29	EUR	200	232,648
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	300	361,956
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	25	16,833
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
1.000%	05/15/38	EUR	230	216,165
2.600%	05/15/41	EUR	180	204,663
Bonds, Series G
2.300%	02/15/33	EUR	262	297,882
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	232,223
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	255	201,200
Canadian Government Bond (Canada),
Bonds
1.250%	03/01/27	CAD	1,158	825,862
1.750%	12/01/53	CAD	323	175,539
2.000%	06/01/32	CAD	1,447	1,005,962
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,502,824
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	671,090
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,410	1,565,335
Colombian TES (Colombia),
Bonds, Series B
6.250%	07/09/36	COP	283,200	49,134
7.000%	03/26/31	COP	417,100	87,370
7.250%	10/18/34	COP	479,100	93,935
7.250%	10/26/50	COP	702,600	115,028
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	$385,289
1.500%	06/17/31	EUR	1,300	1,333,589
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,438,919
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 125
1.500%	04/24/40	CZK	1,050	32,885
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	3,600	139,315
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	430	15,176
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,018	193,929
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	150	180,138
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	307	274,162
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	305	302,233
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	580	359,963
1.625%	12/04/29	EUR	565	605,065
3.000%	12/04/34	EUR	448	508,975
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26	CNH	1,000	145,467
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.000%	09/15/34	EUR	210	240,756
French Republic Government Bond OAT (France),
Bonds, 144A
2.500%	09/24/27	EUR	1,083	1,211,540
2.750%	02/25/30	EUR	586	659,267
3.000%	06/25/49	EUR	689	712,556
3.250%	05/25/55	EUR	71	74,512
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,500	2,458,233
3.375%	06/15/34	EUR	77	87,514
4.125%	06/15/54	EUR	629	720,960
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	113,682
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	303,279
Hungary Government Bond (Hungary),
Bonds, Series 28/B
4.500%	03/23/28	HUF	32,830	88,623

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 29/A
2.000%	05/23/29	HUF	18,580	$44,369
Bonds, Series 35/A
7.000%	10/24/35	HUF	750	2,232
Bonds, Series 38/A
3.000%	10/27/38	HUF	23,890	46,536
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.125%	05/22/28		200	208,512
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,520	1,441,362
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	700	711,294
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	550,174
3.550%	03/31/32		200	188,250
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,218,591
Indonesia Treasury Bond (Indonesia),
Bonds, Series 089
6.875%	08/15/51	IDR	420,000	27,741
Bonds, Series 090
5.125%	04/15/27	IDR	1,815,000	117,032
Bonds, Series 092
7.125%	06/15/42	IDR	1,265,000	86,399
Bonds, Series 100
6.625%	02/15/34	IDR	2,881,000	192,357
Bonds, Series 101
6.875%	04/15/29	IDR	7,509,000	509,411
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.300%	05/15/33	EUR	103	105,277
1.500%	05/15/50	EUR	66	56,077
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	175,896
6.875%	10/21/34	GBP	100	149,565
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 05Y
3.350%	07/01/29	EUR	229	261,797
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,814,619
Sr. Unsec’d. Notes, Series 15Y, 144A
4.150%	10/01/39	EUR	35	40,648
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	105	107,706
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	85	94,262
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	272,629
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	112,000	472,926
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 13
0.500%	03/20/60	JPY	33,500	$135,677
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	408,300	3,187,057
Bonds, Series 65
0.400%	12/20/49	JPY	544,050	2,613,988
Bonds, Series 83
2.200%	06/20/54	JPY	20,200	143,804
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	162,112
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	491	551,032
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	205	230,666
Korea Treasury Bond (South Korea),
Bonds, Series 2803
5.500%	03/10/28	KRW	285,560	236,443
Bonds, Series 4009
1.500%	09/10/40	KRW	410,640	255,019
Bonds, Series 5203
2.500%	03/10/52	KRW	652,060	459,419
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	661,550	474,391
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	98,978
0.000%	03/17/31	EUR	200	183,262
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	627,399
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	200	239,537
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	112	26,661
Bonds, Series 0123
4.457%	03/31/53	MYR	160	40,464
Bonds, Series 0223
3.519%	04/20/28	MYR	481	116,853
Bonds, Series 0307
3.502%	05/31/27	MYR	1,160	282,431
Bonds, Series 0419
3.828%	07/05/34	MYR	236	57,661
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	344,726
Mexican Bonos (Mexico),
Bonds, Series M
7.000%	09/03/26	MXN	10,142	492,888
8.000%	07/31/53	MXN	3,724	158,013
8.500%	03/01/29	MXN	5,017	248,450
Bonds, Series M20
7.500%	06/03/27	MXN	2,445	119,456

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	38,119	$1,733,966
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,255,355
2.250%	08/12/36	EUR	400	348,973
6.000%	05/07/36		200	203,600
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	753	593,142
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	817	531,325
4.750%	02/20/37	AUD	369	248,917
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0437
2.750%	04/15/37	NZD	971	512,094
Unsec’d. Notes, Series 0530
4.500%	05/15/30	NZD	367	240,109
Unsec’d. Notes, Series 0534
4.250%	05/15/34	NZD	326	206,986
Unsec’d. Notes, Series 0536
4.250%	05/15/36	NZD	3,289	2,053,118
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	425	185,889
Unsec’d. Notes, Series 0554
5.000%	05/15/54	NZD	2,887	1,868,877
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	1,608	140,666
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		200	178,500
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	591	149,489
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,152,267
5.875%	08/08/54		25	26,198
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	727,732
1.200%	04/28/33	EUR	767	710,243
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, Series 11Y, 144A
2.875%	10/20/34	EUR	218	246,287
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
5.200%	05/15/34	AUD	330	234,521
Unsec’d. Notes
3.100%	06/01/50	CAD	115	71,190
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	109	62,665
Sr. Unsec’d. Notes, MTN
5.250%	05/23/34	AUD	840	599,122
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, MTN
4.850%	08/28/34	AUD	450	$310,675
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	61,471
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	156	74,466
Sr. Unsec’d. Notes
2.500%	04/27/26		312	305,002
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	583	714,016
Unsec’d. Notes
3.450%	06/02/45	CAD	597	401,005
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		754	734,283
Unsec’d. Notes
3.100%	12/01/51	CAD	193	119,124
3.500%	12/01/45	CAD	208	139,987
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	32,217
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	330	221,274
5.000%	07/21/37	AUD	285	196,286
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	321	331,483
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	167	140,421
2.900%	02/20/33	EUR	81	92,323
3.450%	10/20/30	EUR	262	308,741
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	1,000	836,260
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	989,755
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		3,500	3,239,242
4.000%	10/17/49		330	254,420
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		855	880,564
Republic of Poland Government Bond (Poland),
Bonds, Series 0432
1.750%	04/25/32	PLN	102	21,043
Bonds, Series 1034
5.000%	10/25/34	PLN	669	170,338
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	09/18/34		49	50,332
5.500%	03/18/54		18	18,325

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Romania Government Bond (Romania),
Bonds, Series 08Y
4.850%	07/25/29	RON	565	$118,220
Bonds, Series 10Y
7.200%	10/30/33	RON	110	25,506
Bonds, Series 15Y
4.750%	10/11/34	RON	535	103,898
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	111,245
2.750%	04/14/41	EUR	209	157,110
3.624%	05/26/30	EUR	20	21,161
5.750%	03/24/35		108	107,190
5.875%	01/30/29		90	92,138
6.625%	02/17/28		72	75,204
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	165,119
3.875%	10/29/35	EUR	20	19,202
5.375%	03/22/31	EUR	101	114,958
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	379,584
2.000%	01/28/32	EUR	197	177,948
3.375%	01/28/50	EUR	94	70,964
3.875%	10/29/35	EUR	20	19,202
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	346,052
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,263,043
5.000%	01/16/34		200	204,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	982,970
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	300	334,458
Singapore Government Bond (Singapore),
Bonds
2.375%	06/01/25	SGD	101	78,342
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	68	44,783
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	81,939
Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	282,792
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	48	51,404
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	236,877
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		800	833,440
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	861	1,003,306
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	$2,032,514
1.200%	10/31/40	EUR	800	653,053
1.900%	10/31/52	EUR	327	255,089
3.450%	10/31/34	EUR	421	489,715
3.450%	07/30/43	EUR	266	294,271
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	414,091
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	464,148
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	2,005	194,408
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	891	1,067,392
1.500%	04/30/42	CHF	94	130,645
3.250%	06/27/27	CHF	84	106,689
3.500%	04/08/33	CHF	174	258,503
Thailand Government Bond (Thailand),
Bonds
2.750%	06/17/52	THB	2,654	77,515
Sr. Unsec’d. Notes
2.400%	11/17/27	THB	4,880	152,326
2.500%	11/17/29	THB	2,055	64,567
2.800%	06/17/34	THB	1,618	51,541
4.000%	06/17/55	THB	648	23,574
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	2,282	1,181,867
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	494	237,946
United Kingdom Gilt (United Kingdom),
Bonds
3.250%	01/31/33	GBP	842	1,071,621
3.750%	01/29/38	GBP	1,689	2,156,765
4.125%	07/22/29	GBP	202	273,135
4.375%	07/31/54	GBP	999	1,289,775
4.750%	10/22/43	GBP	400	552,925
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	731	995,934
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,652	66,255

Total Sovereign Bonds (cost $104,668,250)				98,739,616
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Mortgage Corp.
2.000%	03/01/37		34	31,448
2.000%	03/01/51		31	26,428
2.000%	09/01/51		39	32,596
2.500%	06/01/30		34	32,484
2.500%	11/01/35		46	43,296

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	09/01/50	178	$156,168
2.500%	01/01/51	473	412,993
2.500%	02/01/51	64	56,195
2.500%	07/01/51	47	40,752
2.500%	08/01/51	316	275,619
2.500%	11/01/51	96	84,161
3.000%	06/01/30	9	9,047
3.000%	09/01/35	39	37,059
3.000%	05/01/45	50	45,950
3.000%	08/01/46	124	113,890
3.500%	10/01/30	8	8,281
3.500%	07/01/45	55	51,948
3.500%	03/01/48	278	262,913
4.000%	01/01/33	73	73,247
4.000%	03/01/34	53	52,700
4.000%	06/01/42	24	23,683
4.000%	09/01/44	47	46,135
4.000%	04/01/45	12	12,082
4.000%	05/01/45	34	33,335
4.000%	05/01/46	41	40,319
4.000%	01/01/47	55	54,563
4.500%	12/01/34	12	12,447
4.500%	07/01/41	18	17,993
4.500%	03/01/44	23	22,800
4.500%	12/01/45	44	44,808
4.500%	09/01/50	315	312,331
4.500%	11/01/52	363	357,459
5.000%	02/01/42	61	62,762
5.000%	01/01/53	154	154,198
5.500%	12/01/53	525	531,302
6.000%	12/01/52	144	148,821
6.000%	03/01/53	63	65,508
6.000%	08/01/54	124	127,900
6.750%	03/15/31(k)	430	502,836
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	280	230,030
Federal National Mortgage Assoc.
1.500%	TBA	125	98,730
2.000%	TBA	423	349,636
2.000%	07/01/30	16	15,264
2.000%	04/01/31	17	15,829
2.000%	05/01/36	143	132,188
2.000%	10/01/36	71	64,909
2.000%	06/01/40	73	63,974
2.000%	11/01/40	19	16,450
2.000%	12/01/40	145	127,016
2.000%	11/01/41	297	258,752
2.000%	07/01/50	84	70,609
2.000%	02/01/51	547	455,444
2.000%	03/01/51	86	72,314
2.000%	03/01/51	108	91,038
2.000%	05/01/51	342	284,494
2.000%	07/01/51	534	447,094
2.500%	06/01/30	9	8,617
2.500%	07/01/30	19	18,587
2.500%	04/01/37	234	218,003
2.500%	04/01/50	111	96,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	07/01/50	20	$17,789
2.500%	12/01/51	176	153,947
2.500%	01/01/52	487	425,091
3.000%	TBA	550	493,581
3.000%	06/01/30	30	29,412
3.000%	07/01/30	21	20,905
3.000%	07/01/30	43	42,292
3.000%	09/01/30	21	20,560
3.000%	11/01/30	10	9,890
3.000%	03/01/31	33	32,343
3.000%	07/01/33	36	34,870
3.000%	03/01/35	12	11,101
3.000%	09/01/35	19	17,857
3.000%	12/01/40	122	114,499
3.000%	06/01/45	111	102,626
3.000%	08/01/45	116	107,090
3.000%	01/01/46	20	18,377
3.000%	10/01/46	42	38,971
3.000%	10/01/46	61	55,547
3.000%	11/01/46	159	146,177
3.000%	12/01/46	67	61,113
3.000%	08/01/50	72	65,352
3.000%	12/01/51	216	195,190
3.000%	06/01/52	467	423,268
3.500%	12/01/29	14	14,121
3.500%	05/01/30	12	11,952
3.500%	10/01/30	19	18,489
3.500%	02/01/37	18	17,363
3.500%	08/01/47	31	29,685
3.500%	10/01/50	468	440,479
3.500%	09/01/57	126	117,261
3.500%	05/01/58	112	104,185
4.000%	04/01/35	20	19,920
4.000%	03/01/41	44	43,707
4.000%	11/01/42	63	62,233
4.000%	06/01/44	24	23,236
4.000%	03/01/45	15	15,084
4.000%	04/01/47	49	47,343
4.000%	07/01/47	112	108,618
4.000%	12/01/47	138	134,480
4.000%	02/01/49	174	168,886
4.000%	09/01/49	101	97,818
4.260%	03/01/29	120	121,079
4.480%	02/01/29	118	120,221
4.500%	01/01/42	33	33,312
4.500%	03/01/44	14	13,998
4.500%	06/01/48	47	46,893
4.500%	01/01/51	137	136,581
4.570%	01/01/29	125	127,251
4.910%	01/01/29	100	103,170
4.920%	12/01/28	100	102,738
5.000%	TBA	340	339,774
5.000%	05/01/38	32	33,233
5.280%	01/01/29	100	104,051
5.500%	TBA	2,271	2,297,297
5.500%	07/01/38	18	18,418
5.500%	05/01/39	22	22,652

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	05/01/40	12	$12,100
5.500%	10/01/52	161	164,116
5.500%	11/01/52	44	44,733
5.500%	12/01/52	43	43,860
5.500%	04/01/54	150	151,785
5.500%	05/01/54	48	48,870
5.500%	08/01/54	75	75,678
6.000%	TBA	860	878,945
6.000%	02/01/36	13	13,332
6.000%	07/01/38	72	74,196
6.000%	09/01/38	77	78,760
6.000%	11/01/38	12	12,484
6.000%	09/01/39	29	30,640
6.000%	06/01/40	16	17,290
6.000%	05/01/53	107	111,171
6.000%	02/01/54	72	73,533
6.500%	TBA	340	350,504
6.625%	11/15/30	405	468,534
7.000%	TBA	125	129,852
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	73,992
Government National Mortgage Assoc.
2.000%	TBA	25	21,193
2.000%	08/20/52	481	408,427
2.500%	01/20/47	27	23,910
2.500%	08/20/51	727	641,112
3.000%	TBA	183	166,859
3.000%	11/20/43	117	109,154
3.000%	01/15/45	15	14,158
3.000%	06/20/47	229	211,407
3.500%	04/15/45	16	15,581
3.500%	03/20/47	83	78,633
3.500%	07/20/47	436	413,737
3.500%	08/20/47	119	113,248
3.500%	09/20/47	23	21,947
3.500%	11/20/47	19	17,642
3.500%	12/20/47	17	16,538
3.500%	03/20/48	64	60,272
4.000%	TBA	120	116,012
4.000%	03/15/44	33	32,312
4.000%	02/20/46	16	15,777
4.000%	03/20/46	72	71,367
4.000%	07/20/47	127	124,182
4.000%	12/20/47	47	45,815
4.500%	TBA	505	498,619
4.500%	10/15/41	19	18,967
4.500%	09/20/52	54	52,996
4.500%	10/20/52	18	18,071
5.000%	TBA	250	250,400
5.000%	06/15/38	9	9,383
5.000%	12/15/39	14	14,289
5.000%	05/20/40	86	88,048
5.000%	06/20/40	68	69,911
5.000%	07/20/40	27	27,386
5.000%	03/15/44	57	58,499
5.500%	TBA	185	186,782
6.000%	10/20/54	225	229,017
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
U.S. International Development Finance Corp.
3.250%	10/15/30	347	$339,218

Total U.S. Government Agency Obligations (cost $23,676,472)			22,743,032
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	40,927	29,013,406
2.000%	08/15/51	4,007	2,580,758
2.250%	05/15/41(k)	28,800	22,324,500
3.000%	02/15/49(h)	15,590	12,620,592
3.125%	11/15/41	332	293,249
4.000%	11/15/42(h)(k)	1,247	1,227,321
4.750%	11/15/43(h)	8,385	9,047,939
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	809	818,947
U.S. Treasury Notes
1.250%	06/30/28(k)	605	555,844
1.875%	02/15/32(k)	40	35,325
2.375%	03/31/29(k)	90	85,500
2.875%	08/15/28(k)	355	345,931
3.250%	06/30/29(k)	480	473,062
3.500%	02/15/33(h)	13,240	13,012,437
3.750%	06/30/30(k)	3,055	3,075,048
3.875%	11/30/29	10	10,132
3.875%	12/31/29	75	75,984
3.875%	08/15/33	795	801,584
4.250%	12/31/25(k)	12,515	12,572,197
4.250%	01/31/26	2,515	2,528,361
4.375%	07/15/27	332	338,977
4.375%	11/30/30	1,585	1,649,019
4.500%	11/15/33	8	8,450
4.625%	06/30/26	4,400	4,467,719
4.875%	11/30/25	900	909,879
4.875%	04/30/26	1,424	1,448,364
4.875%	10/31/28	3,421	3,588,576
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	359,644
1.964%(s)	08/15/41(h)	7,655	3,685,763
2.053%(s)	05/15/43(k)	2,180	959,626
2.075%(s)	02/15/43	3,280	1,457,934
2.117%(s)	05/15/44	1,220	511,542
2.119%(s)	08/15/45(k)	6,235	2,477,195
2.122%(s)	08/15/44(k)	600	248,672
2.125%(s)	05/15/45(k)	640	257,100
3.150%(s)	11/15/40(h)(k)	8,845	4,418,354
4.289%(s)	02/15/41	4,060	2,003,991
4.608%(s)	11/15/48	225	77,115
4.715%(s)	11/15/41	415	197,320
4.727%(s)	05/15/50	2,895	943,476
4.734%(s)	11/15/43	505	217,328
4.845%(s)	05/15/41	3,645	1,777,222
4.882%(s)	11/15/42	7,040	3,170,200
4.920%(s)	08/15/48	825	286,623
4.924%(s)	02/15/49	650	221,051

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.331%(s)	02/15/40	1,065	$553,342

Total U.S. Treasury Obligations (cost $157,874,003)			147,732,599

Total Long-Term Investments (cost $9,693,836,622)			11,563,604,640

	Shares
Short-Term Investments — 10.9%
Affiliated Mutual Funds — 10.4%
PGIM Core Ultra Short Bond Fund(wa)	1,208,389,447	1,208,389,447
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $127,794,612; includes $127,183,015 of cash collateral for securities on loan)(b)(wa)	127,847,774	127,796,634

Total Affiliated Mutual Funds (cost $1,336,184,059)		1,336,186,081

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 0.1%
Alberta T-Bills
4.660%	10/01/24	CAD	2,944	2,175,789
Japan Treasury Discount Bills, Series 1250
0.112%	11/18/24	JPY	257,750	1,793,195
Japan Treasury Discount Bills, Series 1252
0.097%	11/25/24	JPY	213,750	1,487,063

Total Foreign Treasury Obligations (cost $5,375,240)					5,456,047
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
4.251%	10/01/24		1,869	1,868,745
(cost $1,869,000)
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
4.799%	12/19/24		56,060	55,505,983
(cost $55,476,882)

	Shares
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 4.831%) (Institutional Shares)	1,942,216	1,942,216
(cost $1,942,216)

Total Short-Term Investments (cost $1,400,847,397)		1,400,959,072

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—100.9% (cost $11,094,684,019)		12,964,563,712

Value
Option Written*~ — (0.0)%
(premiums received $37,557)	$(12,069)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—100.9% (cost $11,094,646,462)	12,964,551,643

Liabilities in excess of other assets(z) — (0.9)%	(121,319,717)

Net Assets — 100.0%	$12,843,231,926

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
BOM	Bank of Montreal
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CIBC	Canadian Imperial Bank of Commerce
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NOM	Nomura Securities Co.
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $200,095 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,263,637; cash collateral of $127,183,015 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $989,094. The aggregate value of $355,229 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.

A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/17/24	$(150)		$(137,213)
Federal National Mortgage Assoc.	2.500%	TBA	10/15/24	(9)		(7,768)
Federal National Mortgage Assoc.	3.000%	TBA	10/17/24	(110)		(105,501)
Federal National Mortgage Assoc.	3.500%	TBA	10/15/24	(290)		(270,039)
Federal National Mortgage Assoc.	3.500%	TBA	10/17/24	(25)		(24,471)
Federal National Mortgage Assoc.	4.000%	TBA	10/15/24	(175)		(168,050)
Federal National Mortgage Assoc.	4.000%	TBA	10/17/24	(125)		(124,114)
Federal National Mortgage Assoc.	4.000%	TBA	11/14/24	(1,304)		(1,253,279)
Federal National Mortgage Assoc.	4.500%	TBA	10/15/24	(1,066)		(1,047,907)
Federal National Mortgage Assoc.	4.500%	TBA	10/17/24	(350)		(351,034)
Government National Mortgage Assoc.	3.500%	TBA	10/21/24	(385)		(361,688)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $3,868,984)						$(3,851,064)
Option Written:
OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	48,460		$(12,069)
(premiums received $37,557)

Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Month CME SOFR	Mar. 2025	$479,800	$4,098
2	3 Month CME SOFR	Jun. 2025	482,425	5,696
1,475	2 Year U.S. Treasury Notes	Dec. 2024	307,157,227	274,511
3	5 Year Canadian Government Bonds	Dec. 2024	256,069	1,748
51	5 Year Euro-Bobl	Dec. 2024	6,815,317	9,709
2,284	5 Year U.S. Treasury Notes	Dec. 2024	250,972,338	96,594
1	10 Year Korea Treasury Bonds	Dec. 2024	89,761	96
7	10 Year Mini Japanese Government Bonds	Dec. 2024	704,310	(2,184)
1,596	10 Year U.S. Treasury Notes	Dec. 2024	182,392,875	6,369
831	10 Year U.S. Ultra Treasury Notes	Dec. 2024	98,304,707	(55,607)
553	20 Year U.S. Treasury Bonds	Dec. 2024	68,675,688	(350,423)
2	30 Year Euro Buxl	Dec. 2024	303,400	2,581
1,156	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	153,856,375	(1,353,111)
284	Euro Schatz Index	Dec. 2024	33,881,726	45,459
60	Euro-OAT	Dec. 2024	8,471,517	26,993
2,011	Mini MSCI EAFE Index	Dec. 2024	250,148,290	5,098,991
355	Russell 2000 E-Mini Index	Dec. 2024	39,923,300	709,310
1,463	S&P 500 E-Mini Index	Dec. 2024	425,312,388	9,053,321
				13,574,151
Short Positions:
31	3 Month CME SOFR	Dec. 2024	7,383,425	(13,619)
2	3 Month CME SOFR	Sep. 2025	483,950	(6,329)
A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	3 Month CME SOFR	Dec. 2025	$484,675	$(6,229)
2	3 Month CME SOFR	Mar. 2026	485,000	(5,979)
2	3 Month CME SOFR	Jun. 2026	485,125	(5,702)
45	1 Year Eris SOFR Swap Futures	Sep. 2025	4,503,699	(29,744)
46	3 Year Australian Treasury Bonds	Dec. 2024	3,408,520	1,311
69	5 Year Euro-Bobl	Dec. 2024	9,220,722	(69,103)
42	5 Year U.S. Treasury Notes	Dec. 2024	4,615,078	(6,872)
95	10 Year Australian Treasury Bonds	Dec. 2024	7,644,703	61,734
2	10 Year Canadian Government Bonds	Dec. 2024	184,865	216
139	10 Year Euro-Bund	Dec. 2024	20,875,882	(177,486)
17	10 Year Japanese Government Bonds	Dec. 2024	17,109,410	(36,113)
28	10 Year U.K. Gilt	Dec. 2024	3,684,688	34,339
42	10 Year U.S. Treasury Notes	Dec. 2024	4,799,813	(3,758)
23	10 Year U.S. Ultra Treasury Notes	Dec. 2024	2,720,828	23,845
225	20 Year U.S. Treasury Bonds	Dec. 2024	27,942,188	212,647
17	30 Year Euro Buxl	Dec. 2024	2,578,901	(22,411)
63	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	8,384,906	77,980
52	British Pound Currency	Dec. 2024	4,346,550	(66,576)
412	Euro Currency	Dec. 2024	57,507,475	(149,726)
18	Euro Schatz Index	Dec. 2024	2,147,433	(6,738)
23	Euro-BTP Italian Government Bond	Dec. 2024	3,109,930	(51,238)
				(245,551)
				$13,328,600
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/24	BARC	AUD	14,900	$10,294,410	$10,301,451	$7,041	$—
Expiring 10/02/24	BARC	AUD	5,144	3,485,554	3,556,421	70,867	—
Expiring 10/02/24	BARC	AUD	435	298,214	300,747	2,533	—
Expiring 10/02/24	BARC	AUD	243	164,866	168,004	3,138	—
Expiring 10/02/24	BARC	AUD	242	164,457	167,312	2,855	—
Expiring 10/02/24	BARC	AUD	215	146,066	148,646	2,580	—
Expiring 10/02/24	BARC	AUD	215	148,279	148,645	366	—
Expiring 10/02/24	BARC	AUD	204	138,981	141,040	2,059	—
Expiring 10/02/24	BARC	AUD	203	138,667	140,349	1,682	—
Expiring 10/02/24	BNP	AUD	650	442,739	449,392	6,653	—
Expiring 10/02/24	BNP	AUD	540	371,945	373,342	1,397	—
Expiring 10/02/24	BNP	AUD	380	256,927	263,060	6,133	—
Expiring 10/02/24	BNP	AUD	256	172,740	177,109	4,369	—
Expiring 10/02/24	BNP	AUD	220	147,696	152,102	4,406	—
Expiring 10/02/24	BNP	AUD	130	88,172	89,879	1,707	—
Expiring 10/02/24	BNP	AUD	110	74,098	76,051	1,953	—
Expiring 10/02/24	BNP	AUD	110	74,013	76,051	2,038	—
Expiring 10/02/24	BNP	AUD	90	61,810	62,224	414	—
Expiring 10/02/24	BNP	AUD	50	33,904	34,569	665	—
Expiring 10/02/24	BNP	AUD	30	20,261	20,742	481	—
Expiring 10/02/24	BOA	AUD	650	444,903	449,392	4,489	—
Expiring 10/02/24	BOA	AUD	110	74,055	76,051	1,996	—
Expiring 10/02/24	CBA	AUD	220	148,855	152,102	3,247	—
Expiring 10/02/24	CITI	AUD	440	293,108	304,204	11,096	—
A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	CITI	AUD	440	$295,671	$304,204	$8,533	$—
Expiring 10/02/24	CITI	AUD	220	149,854	152,102	2,248	—
Expiring 10/02/24	CITI	AUD	110	73,810	76,051	2,241	—
Expiring 10/02/24	CITI	AUD	110	73,732	76,051	2,319	—
Expiring 10/02/24	DB	AUD	430	290,515	297,290	6,775	—
Expiring 10/02/24	GSI	AUD	555	370,904	383,712	12,808	—
Expiring 10/02/24	GSI	AUD	220	149,701	152,102	2,401	—
Expiring 10/02/24	GSI	AUD	220	146,673	152,102	5,429	—
Expiring 10/02/24	GSI	AUD	110	73,909	76,051	2,142	—
Expiring 10/02/24	HSBC	AUD	658	440,439	454,923	14,484	—
Expiring 10/02/24	HSBC	AUD	220	148,033	152,102	4,069	—
Expiring 10/02/24	JPM	AUD	110	73,702	76,051	2,349	—
Expiring 10/02/24	JPM	AUD	110	74,016	76,051	2,035	—
Expiring 10/02/24	JPM	AUD	110	73,616	76,051	2,435	—
Expiring 10/02/24	MSI	AUD	645	437,703	445,935	8,232	—
Expiring 10/02/24	MSI	AUD	555	370,867	383,712	12,845	—
Expiring 10/02/24	MSI	AUD	550	372,026	380,255	8,229	—
Expiring 10/02/24	MSI	AUD	300	204,202	207,412	3,210	—
Expiring 10/02/24	RBC	AUD	665	442,768	459,762	16,994	—
Expiring 10/02/24	RBC	AUD	665	444,118	459,763	15,645	—
Expiring 10/02/24	RBC	AUD	650	445,883	449,392	3,509	—
Expiring 10/02/24	RBC	AUD	650	445,101	449,392	4,291	—
Expiring 10/02/24	RBC	AUD	555	369,214	383,711	14,497	—
Expiring 10/02/24	RBC	AUD	335	223,861	231,609	7,748	—
Expiring 10/02/24	RBC	AUD	330	223,573	228,153	4,580	—
Expiring 10/02/24	RBC	AUD	260	179,171	179,757	586	—
Expiring 10/02/24	RBC	AUD	220	147,583	152,102	4,519	—
Expiring 10/02/24	RBC	AUD	205	137,813	141,731	3,918	—
Expiring 10/02/24	SCB	AUD	5	3,424	3,457	33	—
Expiring 10/02/24	SSB	AUD	440	295,801	304,204	8,403	—
Expiring 10/02/24	SSB	AUD	408	277,594	282,080	4,486	—
Expiring 10/02/24	SSB	AUD	220	148,660	152,102	3,442	—
Expiring 10/02/24	SSB	AUD	215	146,784	148,645	1,861	—
Expiring 10/02/24	SSB	AUD	215	145,929	148,645	2,716	—
Expiring 10/02/24	SSB	AUD	215	147,109	148,646	1,537	—
Expiring 10/02/24	SSB	AUD	149	100,307	102,897	2,590	—
Expiring 10/02/24	SSB	AUD	110	75,166	76,051	885	—
Expiring 10/02/24	SSB	AUD	110	74,063	76,051	1,988	—
Expiring 10/02/24	SSB	AUD	110	74,100	76,051	1,951	—
Expiring 10/02/24	SSB	AUD	110	73,154	76,051	2,897	—
Expiring 10/02/24	TD	AUD	650	444,117	449,392	5,275	—
Expiring 10/02/24	TD	AUD	110	73,822	76,051	2,229	—
Expiring 10/02/24	UAG	AUD	335	223,103	231,610	8,507	—
Expiring 10/02/24	UAG	AUD	330	221,374	228,153	6,779	—
Expiring 10/02/24	UAG	AUD	220	146,594	152,102	5,508	—
Expiring 10/02/24	UAG	AUD	220	147,644	152,102	4,458	—
Expiring 10/02/24	UAG	AUD	110	73,954	76,051	2,097	—
Expiring 10/02/24	UAG	AUD	110	73,888	76,051	2,163	—
Expiring 10/02/24	WBC	AUD	655	441,241	452,849	11,608	—
Expiring 10/02/24	WBC	AUD	655	447,024	452,849	5,825	—
Expiring 10/02/24	WBC	AUD	555	368,302	383,711	15,409	—
Expiring 11/04/24	BARC	AUD	4,584	3,168,597	3,170,780	2,183	—
Expiring 11/04/24	BNP	AUD	480	333,234	332,029	—	(1,205)
Expiring 11/04/24	DB	AUD	430	297,553	297,443	—	(110)
Expiring 11/04/24	WBC	AUD	215	148,880	148,721	—	(159)
A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 10/02/24	BARC	BRL	3,473	$640,001	$637,292	$—	$(2,709)
Expiring 10/02/24	BARC	BRL	1,485	261,789	272,522	10,733	—
Expiring 10/02/24	BNP	BRL	1,480	271,654	271,605	—	(49)
Expiring 10/02/24	BOA	BRL	425	77,541	77,995	454	—
Expiring 10/02/24	CITI	BRL	815	147,945	149,566	1,621	—
Expiring 10/02/24	CITI	BRL	485	89,022	89,006	—	(16)
Expiring 10/02/24	DB	BRL	21,198	3,845,631	3,890,152	44,521	—
Expiring 10/02/24	DB	BRL	775	142,251	142,225	—	(26)
Expiring 10/02/24	GSI	BRL	1,460	266,083	267,934	1,851	—
Expiring 10/02/24	JPM	BRL	425	78,224	77,995	—	(229)
Expiring 10/02/24	MSI	BRL	245	44,401	44,962	561	—
Expiring 11/04/24	CITI	BRL	1,300	238,552	237,650	—	(902)
Expiring 11/04/24	GSI	BRL	24,758	4,451,160	4,526,024	74,864	—
Expiring 11/04/24	MSI	BRL	455	83,234	83,177	—	(57)
British Pound,
Expiring 10/02/24	BARC	GBP	2,150	2,840,034	2,874,441	34,407	—
Expiring 10/02/24	BARC	GBP	339	444,492	453,226	8,734	—
Expiring 10/02/24	BARC	GBP	83	109,730	110,967	1,237	—
Expiring 10/02/24	BARC	GBP	83	109,600	110,966	1,366	—
Expiring 10/02/24	BNP	GBP	340	442,730	454,562	11,832	—
Expiring 10/02/24	BNP	GBP	338	444,791	451,889	7,098	—
Expiring 10/02/24	BNP	GBP	333	445,953	445,204	—	(749)
Expiring 10/02/24	BNP	GBP	284	370,710	379,694	8,984	—
Expiring 10/02/24	BNP	GBP	281	372,594	375,683	3,089	—
Expiring 10/02/24	BNP	GBP	151	200,501	201,879	1,378	—
Expiring 10/02/24	BNP	GBP	136	179,195	181,825	2,630	—
Expiring 10/02/24	BNP	GBP	136	179,252	181,825	2,573	—
Expiring 10/02/24	BNP	GBP	111	146,755	148,402	1,647	—
Expiring 10/02/24	BNP	GBP	81	105,552	108,293	2,741	—
Expiring 10/02/24	BNP	GBP	76	99,929	101,609	1,680	—
Expiring 10/02/24	BOA	GBP	6,774	9,065,644	9,056,495	—	(9,149)
Expiring 10/02/24	CITI	GBP	338	445,550	451,889	6,339	—
Expiring 10/02/24	CITI	GBP	336	443,584	449,215	5,631	—
Expiring 10/02/24	CITI	GBP	335	443,038	447,878	4,840	—
Expiring 10/02/24	CITI	GBP	335	445,959	447,878	1,919	—
Expiring 10/02/24	CITI	GBP	210	278,619	280,760	2,141	—
Expiring 10/02/24	CITI	GBP	113	147,852	151,076	3,224	—
Expiring 10/02/24	CITI	GBP	112	147,559	149,738	2,179	—
Expiring 10/02/24	CITI	GBP	111	147,880	148,401	521	—
Expiring 10/02/24	CITI	GBP	105	139,309	140,379	1,070	—
Expiring 10/02/24	CITI	GBP	56	73,715	74,869	1,154	—
Expiring 10/02/24	CITI	GBP	56	73,872	74,870	998	—
Expiring 10/02/24	CITI	GBP	56	75,032	74,869	—	(163)
Expiring 10/02/24	GSI	GBP	471	619,077	629,703	10,626	—
Expiring 10/02/24	GSI	GBP	420	558,346	561,519	3,173	—
Expiring 10/02/24	GSI	GBP	210	280,685	280,759	74	—
Expiring 10/02/24	GSI	GBP	181	238,098	241,988	3,890	—
Expiring 10/02/24	GSI	GBP	170	221,306	227,281	5,975	—
Expiring 10/02/24	GSI	GBP	111	145,933	148,402	2,469	—
Expiring 10/02/24	GSI	GBP	105	140,432	140,380	—	(52)
Expiring 10/02/24	GSI	GBP	57	74,992	76,206	1,214	—
Expiring 10/02/24	HSBC	GBP	2,415	3,232,336	3,228,220	—	(4,116)
Expiring 10/02/24	HSBC	GBP	182	237,592	243,325	5,733	—
Expiring 10/02/24	HSBC	GBP	162	211,547	216,586	5,039	—
Expiring 10/02/24	HSBC	GBP	152	202,045	203,216	1,171	—
A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/24	JPM	GBP	112	$146,661	$149,739	$3,078	$—
Expiring 10/02/24	MSI	GBP	1,102	1,453,081	1,473,319	20,238	—
Expiring 10/02/24	MSI	GBP	223	292,795	298,140	5,345	—
Expiring 10/02/24	MSI	GBP	151	199,211	201,879	2,668	—
Expiring 10/02/24	MSI	GBP	112	149,525	149,738	213	—
Expiring 10/02/24	RBC	GBP	337	445,336	450,552	5,216	—
Expiring 10/02/24	SSB	GBP	225	296,128	300,813	4,685	—
Expiring 10/02/24	SSB	GBP	57	74,803	76,206	1,403	—
Expiring 10/02/24	UAG	GBP	337	446,758	450,552	3,794	—
Expiring 10/02/24	UAG	GBP	334	440,442	446,541	6,099	—
Expiring 10/02/24	UAG	GBP	334	430,277	446,541	16,264	—
Expiring 10/02/24	UAG	GBP	210	279,218	280,759	1,541	—
Expiring 10/02/24	UAG	GBP	151	200,542	201,879	1,337	—
Expiring 10/02/24	UAG	GBP	151	200,497	201,879	1,382	—
Expiring 10/02/24	UAG	GBP	111	146,418	148,401	1,983	—
Expiring 10/21/24	DB	GBP	1,287	1,684,174	1,720,638	36,464	—
Expiring 11/04/24	BNP	GBP	332	445,008	443,856	—	(1,152)
Expiring 11/04/24	BOA	GBP	4,113	5,504,202	5,498,734	—	(5,468)
Expiring 11/04/24	GSI	GBP	56	75,077	74,867	—	(210)
Expiring 11/04/24	TD	GBP	56	75,065	74,867	—	(198)
Canadian Dollar,
Expiring 10/02/24	BARC	CAD	590	435,847	436,263	416	—
Expiring 10/02/24	BNP	CAD	590	437,579	436,264	—	(1,315)
Expiring 10/02/24	BNP	CAD	380	280,733	280,983	250	—
Expiring 10/02/24	BNP	CAD	220	162,959	162,675	—	(284)
Expiring 10/02/24	BNP	CAD	173	128,697	127,922	—	(775)
Expiring 10/02/24	BNP	CAD	156	115,432	115,339	—	(93)
Expiring 10/02/24	BNP	CAD	130	96,658	96,126	—	(532)
Expiring 10/02/24	CIBC	CAD	195	143,755	144,189	434	—
Expiring 10/02/24	CITI	CAD	400	296,863	295,772	—	(1,091)
Expiring 10/02/24	CITI	CAD	300	221,003	221,829	826	—
Expiring 10/02/24	HSBC	CAD	7,736	5,719,355	5,720,229	874	—
Expiring 10/02/24	HSBC	CAD	1,770	1,311,190	1,308,790	—	(2,400)
Expiring 10/02/24	HSBC	CAD	1,505	1,107,460	1,112,841	5,381	—
Expiring 10/02/24	JPM	CAD	300	220,895	221,829	934	—
Expiring 10/02/24	JPM	CAD	200	147,303	147,886	583	—
Expiring 10/02/24	JPM	CAD	200	147,751	147,886	135	—
Expiring 10/02/24	JPM	CAD	185	137,392	136,795	—	(597)
Expiring 10/02/24	JPM	CAD	130	96,667	96,126	—	(541)
Expiring 10/02/24	MSI	CAD	260	193,226	192,252	—	(974)
Expiring 10/02/24	MSI	CAD	251	185,437	185,597	160	—
Expiring 10/02/24	MSI	CAD	195	144,140	144,189	49	—
Expiring 10/02/24	RBC	CAD	605	446,119	447,355	1,236	—
Expiring 10/02/24	RBC	CAD	605	445,207	447,355	2,148	—
Expiring 10/02/24	RBC	CAD	600	445,651	443,658	—	(1,993)
Expiring 10/02/24	RBC	CAD	400	296,477	295,772	—	(705)
Expiring 10/02/24	RBC	CAD	100	74,270	73,942	—	(328)
Expiring 10/02/24	SCB	CAD	15	11,048	11,092	44	—
Expiring 10/02/24	SSB	CAD	3,501	2,602,293	2,588,744	—	(13,549)
Expiring 10/02/24	SSB	CAD	505	371,590	373,412	1,822	—
Expiring 10/02/24	SSB	CAD	500	368,672	369,715	1,043	—
Expiring 10/02/24	SSB	CAD	100	74,164	73,943	—	(221)
Expiring 10/02/24	SSB	CAD	100	74,434	73,943	—	(491)
Expiring 10/02/24	TD	CAD	200	148,339	147,886	—	(453)
Expiring 10/02/24	UAG	CAD	400	295,959	295,772	—	(187)
A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/02/24	UAG	CAD	300	$217,183	$221,829	$4,646	$—
Expiring 10/02/24	UAG	CAD	220	162,985	162,675	—	(310)
Expiring 10/02/24	UAG	CAD	129	95,291	95,387	96	—
Expiring 11/04/24	BNP	CAD	320	237,578	236,807	—	(771)
Expiring 11/04/24	HSBC	CAD	5,035	3,725,807	3,726,342	535	—
Expiring 11/04/24	RBC	CAD	400	296,293	296,009	—	(284)
Chilean Peso,
Expiring 10/02/24	BOA	CLP	53,340	57,027	59,312	2,285	—
Expiring 10/02/24	CITI	CLP	139,600	149,662	155,229	5,567	—
Expiring 10/02/24	CITI	CLP	28,100	29,799	31,245	1,446	—
Expiring 10/02/24	CITI	CLP	13,200	14,142	14,678	536	—
Expiring 10/02/24	CITI	CLP	3,580	3,988	3,981	—	(7)
Expiring 10/02/24	GSI	CLP	124,460	133,246	138,394	5,148	—
Expiring 10/02/24	GSI	CLP	34,600	38,544	38,474	—	(70)
Expiring 10/02/24	GSI	CLP	17,400	18,750	19,348	598	—
Expiring 10/02/24	JPM	CLP	30,900	34,422	34,359	—	(63)
Expiring 10/02/24	JPM	CLP	20,400	21,678	22,684	1,006	—
Expiring 10/02/24	MSI	CLP	168,788	188,027	187,685	—	(342)
Expiring 10/02/24	MSI	CLP	115,400	124,716	128,319	3,603	—
Expiring 10/02/24	MSI	CLP	832	917	925	8	—
Expiring 11/04/24	CITI	CLP	7,712	8,575	8,573	—	(2)
Expiring 12/18/24	GSI	CLP	762,777	808,574	847,674	39,100	—
Chinese Renminbi,
Expiring 10/08/24	BARC	CNH	3,135	445,109	447,690	2,581	—
Expiring 10/08/24	CA	CNH	2,156	305,110	307,885	2,775	—
Expiring 10/08/24	CA	CNH	1,236	174,415	176,542	2,127	—
Expiring 10/08/24	CA	CNH	1,188	167,621	169,651	2,030	—
Expiring 10/08/24	CBA	CNH	671	94,628	95,821	1,193	—
Expiring 10/08/24	CIBC	CNH	2,352	334,233	335,874	1,641	—
Expiring 10/08/24	JPM	CNH	21,113	3,025,652	3,015,019	—	(10,633)
Expiring 10/08/24	JPM	CNH	2,696	385,879	385,000	—	(879)
Expiring 10/08/24	JPM	CNH	1,979	280,205	282,609	2,404	—
Expiring 10/08/24	JPM	CNH	1,569	218,187	224,060	5,873	—
Expiring 10/08/24	JPM	CNH	1,556	219,671	222,203	2,532	—
Expiring 10/08/24	JPM	CNH	158	22,252	22,527	275	—
Expiring 10/08/24	SCB	CNH	1,054	148,147	150,515	2,368	—
Expiring 11/04/24	CA	CNH	1,217	174,683	174,214	—	(469)
Expiring 11/12/24	BARC	CNH	4,500	632,000	644,534	12,534	—
Expiring 05/22/25	JPM	CNH	932	133,649	135,067	1,418	—
Expiring 06/20/25	GSI	CNH	997	143,357	144,687	1,330	—
Colombian Peso,
Expiring 10/02/24	BARC	COP	206,400	49,424	49,059	—	(365)
Expiring 10/02/24	BARC	COP	64,224	15,348	15,265	—	(83)
Expiring 10/02/24	BNP	COP	464,414	111,149	110,385	—	(764)
Expiring 10/02/24	BNP	COP	445,360	106,596	105,856	—	(740)
Expiring 10/02/24	BNP	COP	133,800	31,941	31,803	—	(138)
Expiring 10/02/24	BOA	COP	69,576	16,621	16,537	—	(84)
Expiring 10/02/24	CITI	COP	1,473,261	364,583	350,176	—	(14,407)
Expiring 10/02/24	CITI	COP	1,336,082	320,173	317,570	—	(2,603)
Expiring 10/02/24	CITI	COP	631,397	155,517	150,076	—	(5,441)
Expiring 10/02/24	CITI	COP	450,900	109,955	107,173	—	(2,782)
Expiring 10/02/24	CITI	COP	267,600	63,805	63,605	—	(200)
Expiring 10/02/24	CITI	COP	223,500	53,972	53,123	—	(849)
Expiring 10/02/24	GSI	COP	520,000	124,453	123,598	—	(855)
Expiring 10/02/24	JPM	COP	299,500	71,680	71,188	—	(492)
A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 10/02/24	MSI	COP	122,800	$29,390	$29,188	$—	$(202)
Expiring 11/01/24	BNP	COP	598,214	142,603	141,608	—	(995)
Expiring 11/01/24	CITI	COP	1,794,644	428,336	424,824	—	(3,512)
Expiring 12/18/24	CITI	COP	3,995,252	928,555	940,446	11,891	—
Expiring 12/18/24	CITI	COP	3,806,924	875,054	896,114	21,060	—
Czech Koruna,
Expiring 10/02/24	BNP	CZK	14,607	646,884	644,933	—	(1,951)
Expiring 10/02/24	BNP	CZK	5,340	237,291	235,773	—	(1,518)
Expiring 10/02/24	BOA	CZK	1,500	66,437	66,228	—	(209)
Expiring 10/02/24	CITI	CZK	1,660	73,645	73,293	—	(352)
Expiring 10/02/24	MSI	CZK	1,660	73,565	73,292	—	(273)
Expiring 10/02/24	MSI	CZK	1,200	53,516	52,983	—	(533)
Expiring 10/02/24	RBC	CZK	1,660	73,654	73,293	—	(361)
Expiring 10/02/24	RBC	CZK	660	29,041	29,141	100	—
Expiring 10/02/24	TD	CZK	1,340	59,093	59,165	72	—
Expiring 10/21/24	BARC	CZK	44,862	1,990,000	1,981,550	—	(8,450)
Expiring 10/21/24	MSI	CZK	2,257	97,197	99,688	2,491	—
Expiring 11/04/24	DB	CZK	6,506	287,787	287,454	—	(333)
Expiring 11/04/24	DB	CZK	3,504	155,028	154,817	—	(211)
Expiring 11/04/24	RBC	CZK	670	29,730	29,603	—	(127)
Danish Krone,
Expiring 10/02/24	CITI	DKK	1,158	172,914	172,941	27	—
Euro,
Expiring 10/02/24	BARC	EUR	402	443,443	447,521	4,078	—
Expiring 10/02/24	BARC	EUR	335	369,469	372,934	3,465	—
Expiring 10/02/24	BARC	EUR	329	367,163	366,255	—	(908)
Expiring 10/02/24	BARC	EUR	200	222,887	222,647	—	(240)
Expiring 10/02/24	BARC	EUR	148	164,948	164,759	—	(189)
Expiring 10/02/24	BARC	EUR	148	164,850	164,759	—	(91)
Expiring 10/02/24	BARC	EUR	125	138,765	139,155	390	—
Expiring 10/02/24	BARC	EUR	91	100,517	101,305	788	—
Expiring 10/02/24	BARC	EUR	67	74,345	74,587	242	—
Expiring 10/02/24	BNP	EUR	401	446,066	446,408	342	—
Expiring 10/02/24	BNP	EUR	398	440,349	443,068	2,719	—
Expiring 10/02/24	BNP	EUR	334	372,060	371,821	—	(239)
Expiring 10/02/24	BNP	EUR	329	366,332	366,255	—	(77)
Expiring 10/02/24	BNP	EUR	329	366,260	366,255	—	(5)
Expiring 10/02/24	BNP	EUR	199	221,319	221,534	215	—
Expiring 10/02/24	BNP	EUR	199	220,104	221,534	1,430	—
Expiring 10/02/24	BNP	EUR	153	170,386	170,325	—	(61)
Expiring 10/02/24	BNP	EUR	131	145,865	145,834	—	(31)
Expiring 10/02/24	BNP	EUR	78	86,529	86,833	304	—
Expiring 10/02/24	BOA	EUR	667	745,069	742,529	—	(2,540)
Expiring 10/02/24	CITI	EUR	806	890,494	897,269	6,775	—
Expiring 10/02/24	CITI	EUR	398	443,615	443,068	—	(547)
Expiring 10/02/24	CITI	EUR	396	442,952	440,842	—	(2,110)
Expiring 10/02/24	CITI	EUR	334	370,999	371,821	822	—
Expiring 10/02/24	CITI	EUR	334	368,444	371,821	3,377	—
Expiring 10/02/24	CITI	EUR	334	372,806	371,821	—	(985)
Expiring 10/02/24	CITI	EUR	333	370,842	370,708	—	(134)
Expiring 10/02/24	CITI	EUR	333	370,128	370,708	580	—
Expiring 10/02/24	CITI	EUR	332	369,161	369,595	434	—
Expiring 10/02/24	CITI	EUR	265	292,847	295,008	2,161	—
Expiring 10/02/24	CITI	EUR	265	292,977	295,007	2,030	—
Expiring 10/02/24	CITI	EUR	265	294,783	295,007	224	—
A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	CITI	EUR	265	$292,920	$295,008	$2,088	$—
Expiring 10/02/24	CITI	EUR	152	169,237	169,212	—	(25)
Expiring 10/02/24	CITI	EUR	134	149,221	149,174	—	(47)
Expiring 10/02/24	CITI	EUR	66	73,968	73,474	—	(494)
Expiring 10/02/24	DB	EUR	36,214	40,329,359	40,314,749	—	(14,610)
Expiring 10/02/24	DB	EUR	8,702	9,714,914	9,687,385	—	(27,529)
Expiring 10/02/24	DB	EUR	400	444,670	445,295	625	—
Expiring 10/02/24	DB	EUR	399	443,428	444,181	753	—
Expiring 10/02/24	DB	EUR	330	367,569	367,368	—	(201)
Expiring 10/02/24	GSI	EUR	671	740,874	746,982	6,108	—
Expiring 10/02/24	GSI	EUR	670	738,786	745,869	7,083	—
Expiring 10/02/24	GSI	EUR	667	745,485	742,529	—	(2,956)
Expiring 10/02/24	GSI	EUR	664	740,540	739,189	—	(1,351)
Expiring 10/02/24	GSI	EUR	336	371,917	374,047	2,130	—
Expiring 10/02/24	GSI	EUR	332	370,054	369,594	—	(460)
Expiring 10/02/24	GSI	EUR	125	139,242	139,154	—	(88)
Expiring 10/02/24	HSBC	EUR	23	25,555	25,605	50	—
Expiring 10/02/24	JPM	EUR	769	860,047	856,079	—	(3,968)
Expiring 10/02/24	JPM	EUR	661	732,500	735,849	3,349	—
Expiring 10/02/24	JPM	EUR	400	445,335	445,294	—	(41)
Expiring 10/02/24	JPM	EUR	399	443,662	444,181	519	—
Expiring 10/02/24	JPM	EUR	331	366,257	368,481	2,224	—
Expiring 10/02/24	JPM	EUR	154	170,720	171,438	718	—
Expiring 10/02/24	MSI	EUR	398	442,545	443,068	523	—
Expiring 10/02/24	NOM	EUR	333	371,088	370,708	—	(380)
Expiring 10/02/24	RBC	EUR	399	445,953	444,182	—	(1,771)
Expiring 10/02/24	RBC	EUR	336	371,763	374,048	2,285	—
Expiring 10/02/24	RBC	EUR	334	368,905	371,821	2,916	—
Expiring 10/02/24	RBC	EUR	334	371,783	371,821	38	—
Expiring 10/02/24	RBC	EUR	329	367,145	366,255	—	(890)
Expiring 10/02/24	RBC	EUR	267	297,438	297,234	—	(204)
Expiring 10/02/24	RBC	EUR	250	279,142	278,310	—	(832)
Expiring 10/02/24	SCB	EUR	329	366,714	366,255	—	(459)
Expiring 10/02/24	SG	EUR	336	371,178	374,047	2,869	—
Expiring 10/02/24	SG	EUR	334	372,438	371,821	—	(617)
Expiring 10/02/24	SG	EUR	333	371,780	370,708	—	(1,072)
Expiring 10/02/24	SG	EUR	333	370,877	370,708	—	(169)
Expiring 10/02/24	SG	EUR	332	369,013	369,595	582	—
Expiring 10/02/24	SG	EUR	332	369,684	369,594	—	(90)
Expiring 10/02/24	SG	EUR	331	366,601	368,481	1,880	—
Expiring 10/02/24	SG	EUR	268	295,375	298,348	2,973	—
Expiring 10/02/24	SG	EUR	265	293,054	295,007	1,953	—
Expiring 10/02/24	SG	EUR	133	149,100	148,060	—	(1,040)
Expiring 10/02/24	SSB	EUR	15,017	16,732,943	16,716,974	—	(15,969)
Expiring 10/02/24	SSB	EUR	335	369,345	372,934	3,589	—
Expiring 10/02/24	SSB	EUR	334	372,377	371,821	—	(556)
Expiring 10/02/24	SSB	EUR	265	294,772	295,007	235	—
Expiring 10/02/24	SSB	EUR	265	294,569	295,008	439	—
Expiring 10/02/24	UAG	EUR	399	443,592	444,182	590	—
Expiring 10/02/24	UAG	EUR	396	437,795	440,841	3,046	—
Expiring 10/02/24	UAG	EUR	394	438,419	438,615	196	—
Expiring 10/02/24	UAG	EUR	334	370,592	371,821	1,229	—
Expiring 10/02/24	UAG	EUR	334	370,866	371,821	955	—
Expiring 10/02/24	UAG	EUR	334	370,674	371,821	1,147	—
Expiring 10/02/24	UAG	EUR	334	371,722	371,821	99	—
A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	UAG	EUR	334	$370,512	$371,821	$1,309	$—
Expiring 10/02/24	UAG	EUR	334	371,338	371,821	483	—
Expiring 10/02/24	UAG	EUR	330	367,828	367,368	—	(460)
Expiring 10/02/24	UAG	EUR	263	292,789	292,782	—	(7)
Expiring 10/02/24	UAG	EUR	200	222,572	222,648	76	—
Expiring 10/02/24	UAG	EUR	200	223,328	222,647	—	(681)
Expiring 10/02/24	UAG	EUR	90	99,718	100,191	473	—
Expiring 10/02/24	WBC	EUR	335	369,382	372,935	3,553	—
Expiring 10/02/24	WBC	EUR	333	369,540	370,708	1,168	—
Expiring 10/02/24	WBC	EUR	333	370,569	370,708	139	—
Expiring 11/04/24	BNP	EUR	332	370,937	370,127	—	(810)
Expiring 11/04/24	BNP	EUR	66	74,030	73,579	—	(451)
Expiring 11/04/24	BOA	EUR	304	338,969	338,911	—	(58)
Expiring 11/04/24	CBA	EUR	332	371,236	370,127	—	(1,109)
Expiring 11/04/24	DB	EUR	7,096	7,913,193	7,910,904	—	(2,289)
Expiring 11/04/24	DB	EUR	398	444,468	443,707	—	(761)
Expiring 11/04/24	GSI	EUR	332	371,339	370,127	—	(1,212)
Expiring 11/04/24	JPM	EUR	332	370,855	370,127	—	(728)
Expiring 11/04/24	RBC	EUR	398	445,073	443,707	—	(1,366)
Expiring 11/04/24	RBC	EUR	332	371,170	370,126	—	(1,044)
Expiring 11/04/24	RBC	EUR	332	370,152	370,126	—	(26)
Expiring 11/04/24	SCB	EUR	332	371,449	370,126	—	(1,323)
Expiring 11/04/24	SG	EUR	332	370,204	370,127	—	(77)
Expiring 11/04/24	TD	EUR	66	74,013	73,579	—	(434)
Hong Kong Dollar,
Expiring 04/16/25	SCB	HKD	2,990	385,558	385,541	—	(17)
Expiring 04/17/25	SCB	HKD	2,985	384,918	384,900	—	(18)
Expiring 05/12/25	SCB	HKD	10,045	1,295,644	1,295,625	—	(19)
Expiring 06/18/25	GSI	HKD	4,270	551,111	550,989	—	(122)
Hungarian Forint,
Expiring 10/02/24	BARC	HUF	151,192	424,458	423,574	—	(884)
Expiring 10/02/24	BARC	HUF	31,100	88,258	87,128	—	(1,130)
Expiring 10/02/24	DB	HUF	50,600	142,519	141,759	—	(760)
Expiring 10/02/24	HSBC	HUF	7,900	22,196	22,132	—	(64)
Expiring 10/02/24	MSI	HUF	63,100	177,788	176,779	—	(1,009)
Expiring 10/02/24	MSI	HUF	36,000	100,788	100,856	68	—
Expiring 10/02/24	RBC	HUF	7,900	22,327	22,133	—	(194)
Expiring 10/02/24	RBC	HUF	5,800	16,244	16,249	5	—
Expiring 10/02/24	RBC	HUF	5,300	15,064	14,848	—	(216)
Expiring 10/02/24	TD	HUF	26,000	73,521	72,840	—	(681)
Expiring 10/21/24	BOA	HUF	521,067	1,439,264	1,458,701	19,437	—
Expiring 11/04/24	RBC	HUF	5,200	14,645	14,549	—	(96)
Indian Rupee,
Expiring 10/03/24	BARC	INR	19,025	227,017	227,006	—	(11)
Expiring 10/03/24	BARC	INR	15,565	185,724	185,721	—	(3)
Expiring 10/03/24	BOA	INR	2,820	33,656	33,648	—	(8)
Expiring 10/03/24	CITI	INR	11,180	133,812	133,399	—	(413)
Expiring 10/03/24	DB	INR	99,230	1,184,287	1,184,010	—	(277)
Expiring 10/03/24	DB	INR	54,113	643,934	645,675	1,741	—
Expiring 10/03/24	GSI	INR	6,910	82,353	82,450	97	—
Expiring 10/03/24	JPM	INR	20,010	239,154	238,759	—	(395)
Expiring 10/03/24	JPM	INR	15,390	183,739	183,633	—	(106)
Expiring 10/03/24	JPM	INR	7,450	88,712	88,894	182	—
Expiring 10/03/24	JPM	INR	6,520	77,667	77,796	129	—
Expiring 11/04/24	DB	INR	76,672	915,279	913,520	—	(1,759)
A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 11/04/24	DB	INR	76,671	$914,508	$913,508	$—	$(1,000)
Expiring 12/18/24	BNP	INR	195,875	2,323,000	2,328,550	5,550	—
Expiring 12/18/24	GSI	INR	229,092	2,731,000	2,723,421	—	(7,579)
Expiring 12/18/24	HSBC	INR	192,786	2,287,068	2,291,826	4,758	—
Expiring 12/18/24	HSBC	INR	164,682	1,958,001	1,957,721	—	(280)
Indonesian Rupiah,
Expiring 10/02/24	BARC	IDR	1,137,000	73,646	75,007	1,361	—
Expiring 10/02/24	BOA	IDR	940,000	62,071	62,011	—	(60)
Expiring 10/02/24	CITI	IDR	14,506,948	959,137	957,013	—	(2,124)
Expiring 10/02/24	CITI	IDR	2,276,000	147,502	150,146	2,644	—
Expiring 10/02/24	CITI	IDR	147,000	9,514	9,698	184	—
Expiring 10/02/24	DB	IDR	2,278,000	150,423	150,278	—	(145)
Expiring 10/02/24	GSI	IDR	1,587,000	104,794	104,693	—	(101)
Expiring 10/02/24	JPM	IDR	2,254,000	148,838	148,695	—	(143)
Expiring 10/02/24	MSI	IDR	1,248,000	82,409	82,330	—	(79)
Expiring 11/04/24	CITI	IDR	342,000	22,586	22,483	—	(103)
Expiring 12/18/24	BOA	IDR	20,433,660	1,340,001	1,341,281	1,280	—
Expiring 12/18/24	MSI	IDR	99,223,715	6,412,659	6,513,114	100,455	—
Israeli Shekel,
Expiring 10/07/24	CITI	ILS	790	210,650	211,934	1,284	—
Expiring 10/07/24	CITI	ILS	785	214,583	210,592	—	(3,991)
Expiring 10/07/24	CITI	ILS	600	163,371	160,962	—	(2,409)
Expiring 10/07/24	CITI	ILS	75	20,489	20,120	—	(369)
Expiring 10/07/24	HSBC	ILS	950	256,065	254,857	—	(1,208)
Expiring 10/07/24	SCB	ILS	130	35,187	34,875	—	(312)
Expiring 11/04/24	HSBC	ILS	325	87,271	87,257	—	(14)
Expiring 12/18/24	CITI	ILS	1,723	460,673	463,290	2,617	—
Japanese Yen,
Expiring 10/02/24	BARC	JPY	63,550	447,385	442,285	—	(5,100)
Expiring 10/02/24	BARC	JPY	63,200	447,662	439,849	—	(7,813)
Expiring 10/02/24	BARC	JPY	53,800	368,399	374,428	6,029	—
Expiring 10/02/24	BARC	JPY	53,200	367,551	370,253	2,702	—
Expiring 10/02/24	BARC	JPY	52,600	371,822	366,077	—	(5,745)
Expiring 10/02/24	BARC	JPY	42,200	299,644	293,697	—	(5,947)
Expiring 10/02/24	BARC	JPY	42,100	297,821	293,001	—	(4,820)
Expiring 10/02/24	BARC	JPY	32,100	223,183	223,404	221	—
Expiring 10/02/24	BARC	JPY	31,700	222,672	220,620	—	(2,052)
Expiring 10/02/24	BARC	JPY	21,300	145,777	148,240	2,463	—
Expiring 10/02/24	BARC	JPY	21,300	148,284	148,240	—	(44)
Expiring 10/02/24	BARC	JPY	21,200	148,693	147,544	—	(1,149)
Expiring 10/02/24	BARC	JPY	21,100	148,988	146,849	—	(2,139)
Expiring 10/02/24	BARC	JPY	21,000	147,409	146,153	—	(1,256)
Expiring 10/02/24	BARC	JPY	10,600	74,512	73,772	—	(740)
Expiring 10/02/24	BARC	JPY	10,600	74,193	73,772	—	(421)
Expiring 10/02/24	BARC	JPY	10,600	74,329	73,772	—	(557)
Expiring 10/02/24	BARC	JPY	10,400	74,241	72,380	—	(1,861)
Expiring 10/02/24	BNP	JPY	132,371	917,805	921,254	3,449	—
Expiring 10/02/24	BNP	JPY	64,000	446,894	445,417	—	(1,477)
Expiring 10/02/24	BNP	JPY	63,900	442,131	444,721	2,590	—
Expiring 10/02/24	BNP	JPY	63,000	441,327	438,457	—	(2,870)
Expiring 10/02/24	BNP	JPY	62,600	442,347	435,673	—	(6,674)
Expiring 10/02/24	BNP	JPY	53,800	370,617	374,428	3,811	—
Expiring 10/02/24	BNP	JPY	53,500	371,618	372,341	723	—
Expiring 10/02/24	BNP	JPY	53,300	369,252	370,949	1,697	—
Expiring 10/02/24	BNP	JPY	52,700	369,580	366,773	—	(2,807)
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	BNP	JPY	52,700	$367,736	$366,773	$—	$(963)
Expiring 10/02/24	BNP	JPY	52,200	367,122	363,293	—	(3,829)
Expiring 10/02/24	BNP	JPY	31,400	216,824	218,533	1,709	—
Expiring 10/02/24	BNP	JPY	30,500	211,783	212,269	486	—
Expiring 10/02/24	BNP	JPY	25,400	178,001	176,775	—	(1,226)
Expiring 10/02/24	BNP	JPY	25,400	178,062	176,775	—	(1,287)
Expiring 10/02/24	BNP	JPY	21,100	147,983	146,848	—	(1,135)
Expiring 10/02/24	BNP	JPY	21,000	147,602	146,153	—	(1,449)
Expiring 10/02/24	BNP	JPY	7,625	53,075	53,068	—	(7)
Expiring 10/02/24	BNP	JPY	7,625	53,081	53,067	—	(14)
Expiring 10/02/24	BOA	JPY	52,900	369,370	368,165	—	(1,205)
Expiring 10/02/24	CIBC	JPY	53,300	372,515	370,949	—	(1,566)
Expiring 10/02/24	CITI	JPY	63,550	446,246	442,285	—	(3,961)
Expiring 10/02/24	CITI	JPY	63,500	444,950	441,937	—	(3,013)
Expiring 10/02/24	CITI	JPY	63,300	448,920	440,545	—	(8,375)
Expiring 10/02/24	CITI	JPY	53,800	367,729	374,429	6,700	—
Expiring 10/02/24	CITI	JPY	53,600	370,224	373,037	2,813	—
Expiring 10/02/24	CITI	JPY	53,500	373,150	372,341	—	(809)
Expiring 10/02/24	CITI	JPY	53,300	372,342	370,949	—	(1,393)
Expiring 10/02/24	CITI	JPY	52,600	371,056	366,077	—	(4,979)
Expiring 10/02/24	CITI	JPY	52,100	370,812	362,597	—	(8,215)
Expiring 10/02/24	CITI	JPY	47,700	331,908	331,975	67	—
Expiring 10/02/24	CITI	JPY	42,400	295,064	295,089	25	—
Expiring 10/02/24	CITI	JPY	42,400	294,922	295,088	166	—
Expiring 10/02/24	CITI	JPY	42,300	297,409	294,392	—	(3,017)
Expiring 10/02/24	CITI	JPY	42,200	298,902	293,697	—	(5,205)
Expiring 10/02/24	CITI	JPY	41,800	293,755	290,913	—	(2,842)
Expiring 10/02/24	CITI	JPY	41,700	298,729	290,217	—	(8,512)
Expiring 10/02/24	CITI	JPY	21,300	148,365	148,240	—	(125)
Expiring 10/02/24	CITI	JPY	21,200	147,483	147,544	61	—
Expiring 10/02/24	CITI	JPY	21,100	149,257	146,848	—	(2,409)
Expiring 10/02/24	CITI	JPY	21,000	146,807	146,152	—	(655)
Expiring 10/02/24	CITI	JPY	10,500	73,795	73,076	—	(719)
Expiring 10/02/24	CITI	JPY	10,400	74,519	72,380	—	(2,139)
Expiring 10/02/24	DB	JPY	53,000	370,418	368,861	—	(1,557)
Expiring 10/02/24	DB	JPY	21,200	147,191	147,545	354	—
Expiring 10/02/24	DB	JPY	21,200	148,820	147,545	—	(1,275)
Expiring 10/02/24	DB	JPY	21,100	150,262	146,849	—	(3,413)
Expiring 10/02/24	GSI	JPY	31,980	221,671	222,570	899	—
Expiring 10/02/24	GSI	JPY	31,980	220,927	222,570	1,643	—
Expiring 10/02/24	GSI	JPY	31,980	221,096	222,569	1,473	—
Expiring 10/02/24	GSI	JPY	31,300	222,930	217,837	—	(5,093)
Expiring 10/02/24	GSI	JPY	21,100	150,267	146,848	—	(3,419)
Expiring 10/02/24	HSBC	JPY	63,500	442,387	441,937	—	(450)
Expiring 10/02/24	HSBC	JPY	20,600	143,531	143,369	—	(162)
Expiring 10/02/24	HSBC	JPY	2,000	14,065	13,919	—	(146)
Expiring 10/02/24	JPM	JPY	52,200	371,943	363,293	—	(8,650)
Expiring 10/02/24	JPM	JPY	42,100	297,395	293,001	—	(4,394)
Expiring 10/02/24	JPM	JPY	32,200	228,173	224,100	—	(4,073)
Expiring 10/02/24	JPM	JPY	10,500	74,155	73,076	—	(1,079)
Expiring 10/02/24	JPM	JPY	10,500	74,343	73,076	—	(1,267)
Expiring 10/02/24	MSI	JPY	300	2,135	2,087	—	(48)
Expiring 10/02/24	NOM	JPY	53,300	369,293	370,949	1,656	—
Expiring 10/02/24	NWM	JPY	19,600	139,857	136,409	—	(3,448)
Expiring 10/02/24	RBC	JPY	105,300	744,464	732,850	—	(11,614)
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	RBC	JPY	105,200	$739,565	$732,154	$—	$(7,411)
Expiring 10/02/24	RBC	JPY	79,000	549,161	549,812	651	—
Expiring 10/02/24	RBC	JPY	62,800	441,704	437,065	—	(4,639)
Expiring 10/02/24	RBC	JPY	52,900	370,992	368,165	—	(2,827)
Expiring 10/02/24	RBC	JPY	52,600	368,914	366,077	—	(2,837)
Expiring 10/02/24	RBC	JPY	52,100	367,840	362,598	—	(5,242)
Expiring 10/02/24	RBC	JPY	47,500	335,152	330,583	—	(4,569)
Expiring 10/02/24	RBC	JPY	42,300	295,767	294,392	—	(1,375)
Expiring 10/02/24	RBC	JPY	41,700	297,712	290,217	—	(7,495)
Expiring 10/02/24	RBC	JPY	21,200	146,976	147,544	568	—
Expiring 10/02/24	RBC	JPY	21,100	150,396	146,848	—	(3,548)
Expiring 10/02/24	RBC	JPY	21,100	150,287	146,848	—	(3,439)
Expiring 10/02/24	RBC	JPY	21,100	147,862	146,849	—	(1,013)
Expiring 10/02/24	RBC	JPY	15,250	106,077	106,134	57	—
Expiring 10/02/24	RBC	JPY	10,600	74,391	73,773	—	(618)
Expiring 10/02/24	SG	JPY	41,700	298,204	290,217	—	(7,987)
Expiring 10/02/24	SG	JPY	21,100	150,090	146,849	—	(3,241)
Expiring 10/02/24	SG	JPY	21,100	150,097	146,848	—	(3,249)
Expiring 10/02/24	SG	JPY	21,000	148,046	146,153	—	(1,893)
Expiring 10/02/24	SSB	JPY	63,200	446,879	439,849	—	(7,030)
Expiring 10/02/24	SSB	JPY	53,300	369,603	370,949	1,346	—
Expiring 10/02/24	SSB	JPY	52,700	368,635	366,773	—	(1,862)
Expiring 10/02/24	SSB	JPY	41,800	294,416	290,913	—	(3,503)
Expiring 10/02/24	SSB	JPY	31,700	222,539	220,620	—	(1,919)
Expiring 10/02/24	TD	JPY	31,200	220,233	217,140	—	(3,093)
Expiring 10/02/24	TD	JPY	21,300	148,562	148,241	—	(321)
Expiring 10/02/24	TD	JPY	20,800	146,516	144,760	—	(1,756)
Expiring 10/02/24	UAG	JPY	928,075	6,497,864	6,459,066	—	(38,798)
Expiring 10/02/24	UAG	JPY	117,000	808,451	814,278	5,827	—
Expiring 10/02/24	UAG	JPY	63,600	446,697	442,633	—	(4,064)
Expiring 10/02/24	UAG	JPY	53,800	370,398	374,428	4,030	—
Expiring 10/02/24	UAG	JPY	53,000	370,444	368,861	—	(1,583)
Expiring 10/02/24	UAG	JPY	52,900	369,358	368,165	—	(1,193)
Expiring 10/02/24	UAG	JPY	52,700	370,117	366,773	—	(3,344)
Expiring 10/02/24	UAG	JPY	21,300	148,998	148,240	—	(758)
Expiring 10/02/24	UAG	JPY	21,200	148,004	147,545	—	(459)
Expiring 10/02/24	UAG	JPY	21,100	148,552	146,848	—	(1,704)
Expiring 10/21/24	BARC	JPY	383,009	2,458,421	2,673,140	214,719	—
Expiring 11/01/24	BNP	JPY	53,600	371,682	374,706	3,024	—
Expiring 11/01/24	BNP	JPY	53,000	372,255	370,512	—	(1,743)
Expiring 11/01/24	BNP	JPY	47,700	335,051	333,461	—	(1,590)
Expiring 11/01/24	BNP	JPY	21,200	149,229	148,205	—	(1,024)
Expiring 11/01/24	DB	JPY	53,700	377,505	375,405	—	(2,100)
Expiring 11/01/24	GSI	JPY	128,800	902,106	900,414	—	(1,692)
Expiring 11/01/24	GSI	JPY	80,425	566,016	562,234	—	(3,782)
Expiring 11/01/24	GSI	JPY	64,400	453,706	450,207	—	(3,499)
Expiring 11/01/24	GSI	JPY	40,213	284,378	281,121	—	(3,257)
Expiring 11/01/24	GSI	JPY	31,980	221,837	223,566	1,729	—
Expiring 11/01/24	GSI	JPY	31,980	221,507	223,565	2,058	—
Expiring 11/01/24	GSI	JPY	8,000	54,944	55,927	983	—
Expiring 11/01/24	GSI	JPY	8,000	54,915	55,927	1,012	—
Expiring 11/01/24	GSI	JPY	7,990	54,812	55,856	1,044	—
Expiring 11/01/24	GSI	JPY	7,990	54,751	55,857	1,106	—
Expiring 11/01/24	MSI	JPY	32,000	222,719	223,705	986	—
Expiring 11/01/24	MSI	JPY	32,000	222,721	223,705	984	—
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/01/24	MSI	JPY	31,960	$222,420	$223,425	$1,005	$—
Expiring 11/01/24	MSI	JPY	31,960	222,421	223,426	1,005	—
Expiring 11/01/24	NWM	JPY	21,500	148,402	150,302	1,900	—
Expiring 11/01/24	RBC	JPY	160,850	1,126,652	1,124,469	—	(2,183)
Expiring 11/01/24	RBC	JPY	53,700	377,766	375,406	—	(2,360)
Expiring 11/01/24	RBC	JPY	21,500	151,053	150,302	—	(751)
Expiring 11/01/24	SCB	JPY	53,700	371,174	375,405	4,231	—
Expiring 11/01/24	SSB	JPY	64,200	445,635	448,808	3,173	—
Expiring 11/01/24	UAG	JPY	31,800	224,088	222,307	—	(1,781)
Expiring 11/01/24	UAG	JPY	25,711	180,753	179,740	—	(1,013)
Malaysian Ringgit,
Expiring 10/02/24	BNP	MYR	2,145	519,025	520,153	1,128	—
Expiring 10/02/24	BNP	MYR	100	23,283	24,249	966	—
Expiring 11/04/24	BNP	MYR	100	24,240	24,235	—	(5)
Mexican Peso,
Expiring 10/02/24	BARC	MXN	10,200	516,796	517,867	1,071	—
Expiring 10/02/24	BARC	MXN	5,860	292,328	297,520	5,192	—
Expiring 10/02/24	BARC	MXN	5,310	269,253	269,595	342	—
Expiring 10/02/24	BARC	MXN	510	26,592	25,893	—	(699)
Expiring 10/02/24	BARC	MXN	290	14,678	14,724	46	—
Expiring 10/02/24	BNP	MXN	2,870	148,331	145,713	—	(2,618)
Expiring 10/02/24	BNP	MXN	2,870	147,863	145,713	—	(2,150)
Expiring 10/02/24	BNP	MXN	2,870	148,154	145,713	—	(2,441)
Expiring 10/02/24	BNP	MXN	2,100	107,202	106,620	—	(582)
Expiring 10/02/24	BNP	MXN	290	14,986	14,724	—	(262)
Expiring 10/02/24	BOM	MXN	290	15,052	14,723	—	(329)
Expiring 10/02/24	CITI	MXN	2,960	146,873	150,283	3,410	—
Expiring 10/02/24	CITI	MXN	2,870	149,336	145,714	—	(3,622)
Expiring 10/02/24	CITI	MXN	2,870	146,384	145,714	—	(670)
Expiring 10/02/24	CITI	MXN	2,870	147,724	145,714	—	(2,010)
Expiring 10/02/24	CITI	MXN	1,430	74,551	72,603	—	(1,948)
Expiring 10/02/24	CITI	MXN	590	29,777	29,955	178	—
Expiring 10/02/24	CITI	MXN	480	24,618	24,370	—	(248)
Expiring 10/02/24	CITI	MXN	480	24,362	24,371	9	—
Expiring 10/02/24	CITI	MXN	430	21,423	21,831	408	—
Expiring 10/02/24	CITI	MXN	430	21,463	21,831	368	—
Expiring 10/02/24	DB	MXN	290	14,553	14,724	171	—
Expiring 10/02/24	GSI	MXN	2,615	130,821	132,766	1,945	—
Expiring 10/02/24	GSI	MXN	2,580	133,093	130,990	—	(2,103)
Expiring 10/02/24	GSI	MXN	1,470	74,825	74,634	—	(191)
Expiring 10/02/24	GSI	MXN	440	22,021	22,340	319	—
Expiring 10/02/24	GSI	MXN	290	15,031	14,724	—	(307)
Expiring 10/02/24	GSI	MXN	280	14,593	14,216	—	(377)
Expiring 10/02/24	HSBC	MXN	5,150	267,438	261,472	—	(5,966)
Expiring 10/02/24	HSBC	MXN	1,810	93,453	91,896	—	(1,557)
Expiring 10/02/24	JPM	MXN	2,615	130,815	132,767	1,952	—
Expiring 10/02/24	MSI	MXN	19,656	993,501	997,961	4,460	—
Expiring 10/02/24	MSI	MXN	2,930	145,215	148,760	3,545	—
Expiring 10/02/24	MSI	MXN	2,890	144,078	146,729	2,651	—
Expiring 10/02/24	MSI	MXN	2,870	149,049	145,713	—	(3,336)
Expiring 10/02/24	MSI	MXN	1,480	74,034	75,141	1,107	—
Expiring 10/02/24	MSI	MXN	1,450	72,477	73,618	1,141	—
Expiring 10/02/24	MSI	MXN	440	22,022	22,340	318	—
Expiring 10/02/24	MSI	MXN	430	21,607	21,832	225	—
Expiring 10/02/24	MSI	MXN	400	20,154	20,309	155	—
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/24	MSI	MXN	300	$15,112	$15,232	$120	$—
Expiring 10/02/24	MSI	MXN	280	14,256	14,216	—	(40)
Expiring 10/02/24	SSB	MXN	5,920	296,700	300,566	3,866	—
Expiring 10/02/24	SSB	MXN	5,160	263,259	261,980	—	(1,279)
Expiring 10/02/24	SSB	MXN	2,930	145,402	148,760	3,358	—
Expiring 10/02/24	SSB	MXN	2,870	147,502	145,713	—	(1,789)
Expiring 10/02/24	SSB	MXN	1,430	72,456	72,603	147	—
Expiring 10/02/24	TD	MXN	880	44,116	44,678	562	—
Expiring 10/02/24	UAG	MXN	61,502	3,144,904	3,122,535	—	(22,369)
Expiring 10/02/24	UAG	MXN	4,400	218,407	223,394	4,987	—
Expiring 10/02/24	UAG	MXN	1,450	71,917	73,619	1,702	—
Expiring 10/02/24	UAG	MXN	800	40,234	40,617	383	—
Expiring 11/04/24	BNP	MXN	2,890	146,003	145,964	—	(39)
Expiring 11/04/24	BNP	MXN	2,890	146,303	145,964	—	(339)
Expiring 11/04/24	CITI	MXN	870	43,854	43,940	86	—
Expiring 11/04/24	CITI	MXN	720	36,581	36,364	—	(217)
Expiring 11/04/24	CITI	MXN	430	21,805	21,718	—	(87)
Expiring 11/04/24	HSBC	MXN	1,670	84,558	84,346	—	(212)
Expiring 11/04/24	SG	MXN	1,730	88,315	87,376	—	(939)
Expiring 11/04/24	SG	MXN	290	14,666	14,647	—	(19)
Expiring 11/04/24	SSB	MXN	5,800	293,128	292,938	—	(190)
Expiring 11/04/24	SSB	MXN	2,900	147,434	146,469	—	(965)
Expiring 11/04/24	UAG	MXN	26,826	1,364,769	1,354,888	—	(9,881)
Expiring 12/18/24	BARC	MXN	59,238	2,932,559	2,972,069	39,510	—
New Taiwanese Dollar,
Expiring 10/02/24	BNP	TWD	2,485	78,545	78,495	—	(50)
Expiring 10/02/24	CITI	TWD	11,715	368,976	370,046	1,070	—
Expiring 10/02/24	CITI	TWD	5,771	182,407	182,291	—	(116)
Expiring 10/02/24	DB	TWD	10,281	324,957	324,750	—	(207)
Expiring 10/02/24	DB	TWD	2,345	73,937	74,072	135	—
Expiring 10/02/24	GSI	TWD	3,915	122,901	123,665	764	—
Expiring 10/02/24	JPM	TWD	21,757	684,979	687,246	2,267	—
Expiring 11/04/24	CITI	TWD	11,576	365,462	366,962	1,500	—
Expiring 11/04/24	DB	TWD	6,905	218,167	218,890	723	—
New Zealand Dollar,
Expiring 10/02/24	BARC	NZD	605	371,664	384,355	12,691	—
Expiring 10/02/24	BARC	NZD	600	372,922	381,178	8,256	—
Expiring 10/02/24	BARC	NZD	360	224,621	228,707	4,086	—
Expiring 10/02/24	BARC	NZD	235	147,155	149,295	2,140	—
Expiring 10/02/24	BARC	NZD	235	149,033	149,295	262	—
Expiring 10/02/24	BNP	NZD	240	147,462	152,471	5,009	—
Expiring 10/02/24	BNP	NZD	208	128,685	132,142	3,457	—
Expiring 10/02/24	BNP	NZD	208	128,641	132,142	3,501	—
Expiring 10/02/24	BNP	NZD	206	127,427	130,871	3,444	—
Expiring 10/02/24	BNP	NZD	185	113,701	117,531	3,830	—
Expiring 10/02/24	BNP	NZD	116	72,185	73,695	1,510	—
Expiring 10/02/24	BNP	NZD	97	59,614	61,624	2,010	—
Expiring 10/02/24	BNP	NZD	93	57,156	59,082	1,926	—
Expiring 10/02/24	BNP	NZD	92	56,589	58,447	1,858	—
Expiring 10/02/24	CBA	NZD	9,241	5,868,959	5,870,783	1,824	—
Expiring 10/02/24	CITI	NZD	715	447,075	454,237	7,162	—
Expiring 10/02/24	CITI	NZD	600	370,740	381,178	10,438	—
Expiring 10/02/24	CITI	NZD	600	372,747	381,178	8,431	—
Expiring 10/02/24	CITI	NZD	360	221,405	228,707	7,302	—
Expiring 10/02/24	CITI	NZD	235	147,151	149,295	2,144	—
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/24	CITI	NZD	150	$93,758	$95,294	$1,536	$—
Expiring 10/02/24	HSBC	NZD	720	445,098	457,415	12,317	—
Expiring 10/02/24	HSBC	NZD	720	441,464	457,414	15,950	—
Expiring 10/02/24	HSBC	NZD	710	445,731	451,061	5,330	—
Expiring 10/02/24	JPM	NZD	605	372,187	384,355	12,168	—
Expiring 10/02/24	JPM	NZD	235	149,117	149,295	178	—
Expiring 10/02/24	JPM	NZD	120	74,260	76,235	1,975	—
Expiring 10/02/24	JPM	NZD	55	33,934	34,941	1,007	—
Expiring 10/02/24	MSI	NZD	1,211	754,986	769,345	14,359	—
Expiring 10/02/24	MSI	NZD	1,175	731,543	746,474	14,931	—
Expiring 10/02/24	MSI	NZD	985	613,687	625,768	12,081	—
Expiring 10/02/24	MSI	NZD	370	227,457	235,060	7,603	—
Expiring 10/02/24	RBC	NZD	720	444,037	457,414	13,377	—
Expiring 10/02/24	RBC	NZD	715	448,597	454,237	5,640	—
Expiring 10/02/24	RBC	NZD	605	371,946	384,355	12,409	—
Expiring 10/02/24	RBC	NZD	600	369,911	381,179	11,268	—
Expiring 10/02/24	RBC	NZD	475	292,377	301,767	9,390	—
Expiring 10/02/24	RBC	NZD	233	144,876	148,024	3,148	—
Expiring 10/02/24	RBC	NZD	208	128,711	132,141	3,430	—
Expiring 10/02/24	RBC	NZD	116	72,139	73,695	1,556	—
Expiring 10/02/24	RBC	NZD	98	60,224	62,260	2,036	—
Expiring 10/02/24	SSB	NZD	355	220,313	225,531	5,218	—
Expiring 10/02/24	SSB	NZD	240	148,490	152,471	3,981	—
Expiring 10/02/24	SSB	NZD	240	149,488	152,472	2,984	—
Expiring 10/02/24	SSB	NZD	235	148,857	149,295	438	—
Expiring 10/02/24	SSB	NZD	235	147,345	149,295	1,950	—
Expiring 10/02/24	UAG	NZD	470	292,387	298,590	6,203	—
Expiring 10/02/24	WBC	NZD	720	441,097	457,414	16,317	—
Expiring 10/02/24	WBC	NZD	235	148,301	149,295	994	—
Expiring 10/02/24	WBC	NZD	235	145,718	149,295	3,577	—
Expiring 10/21/24	CITI	NZD	92	55,869	58,690	2,821	—
Expiring 11/04/24	BARC	NZD	355	225,664	225,557	—	(107)
Expiring 11/04/24	BNP	NZD	167	106,284	106,107	—	(177)
Expiring 11/04/24	BNP	NZD	167	106,261	106,107	—	(154)
Expiring 11/04/24	BNP	NZD	167	106,190	106,107	—	(83)
Expiring 11/04/24	BNP	NZD	58	36,925	36,852	—	(73)
Expiring 11/04/24	CBA	NZD	1,838	1,167,424	1,167,814	390	—
Expiring 11/04/24	CITI	NZD	465	295,438	295,448	10	—
Expiring 11/04/24	HSBC	NZD	220	138,763	139,782	1,019	—
Expiring 11/04/24	MSI	NZD	276	175,424	175,362	—	(62)
Expiring 11/04/24	MSI	NZD	235	148,193	149,312	1,119	—
Expiring 11/04/24	RBC	NZD	590	374,533	374,869	336	—
Norwegian Krone,
Expiring 10/02/24	BARC	NOK	4,720	451,895	447,278	—	(4,617)
Expiring 10/02/24	BARC	NOK	3,080	292,830	291,867	—	(963)
Expiring 10/02/24	BARC	NOK	2,320	218,972	219,848	876	—
Expiring 10/02/24	BARC	NOK	1,610	148,901	152,567	3,666	—
Expiring 10/02/24	BARC	NOK	1,600	147,397	151,620	4,223	—
Expiring 10/02/24	BARC	NOK	469	43,087	44,443	1,356	—
Expiring 10/02/24	BNP	NOK	4,710	434,747	446,330	11,583	—
Expiring 10/02/24	BNP	NOK	3,120	297,708	295,658	—	(2,050)
Expiring 10/02/24	BNP	NOK	2,340	220,121	221,744	1,623	—
Expiring 10/02/24	BNP	NOK	1,890	174,467	179,100	4,633	—
Expiring 10/02/24	BNP	NOK	1,570	144,938	148,777	3,839	—
Expiring 10/02/24	BNP	NOK	1,540	146,347	145,933	—	(414)
A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/24	BNP	NOK	1,540	$146,522	$145,934	$—	$(588)
Expiring 10/02/24	BNP	NOK	632	60,249	59,889	—	(360)
Expiring 10/02/24	CITI	NOK	3,140	290,276	297,554	7,278	—
Expiring 10/02/24	CITI	NOK	3,080	292,937	291,868	—	(1,069)
Expiring 10/02/24	CITI	NOK	2,310	219,942	218,901	—	(1,041)
Expiring 10/02/24	CITI	NOK	1,560	145,467	147,829	2,362	—
Expiring 10/02/24	CITI	NOK	1,550	146,235	146,882	647	—
Expiring 10/02/24	CITI	NOK	1,200	112,757	113,715	958	—
Expiring 10/02/24	CITI	NOK	650	60,885	61,595	710	—
Expiring 10/02/24	DB	NOK	4,800	441,753	454,859	13,106	—
Expiring 10/02/24	DB	NOK	3,116	296,342	295,279	—	(1,063)
Expiring 10/02/24	DB	NOK	1,560	147,941	147,829	—	(112)
Expiring 10/02/24	GSI	NOK	3,080	293,295	291,867	—	(1,428)
Expiring 10/02/24	GSI	NOK	1,570	144,963	148,776	3,813	—
Expiring 10/02/24	GSI	NOK	1,550	145,626	146,881	1,255	—
Expiring 10/02/24	HSBC	NOK	2,340	219,770	221,744	1,974	—
Expiring 10/02/24	JPM	NOK	4,680	443,352	443,487	135	—
Expiring 10/02/24	JPM	NOK	1,955	179,506	185,260	5,754	—
Expiring 10/02/24	JPM	NOK	1,486	136,761	140,816	4,055	—
Expiring 10/02/24	MSI	NOK	4,650	445,431	440,644	—	(4,787)
Expiring 10/02/24	MSI	NOK	1,610	148,907	152,568	3,661	—
Expiring 10/02/24	MSI	NOK	1,570	144,991	148,777	3,786	—
Expiring 10/02/24	MSI	NOK	1,550	147,100	146,881	—	(219)
Expiring 10/02/24	RBC	NOK	3,140	291,166	297,553	6,387	—
Expiring 10/02/24	SG	NOK	3,200	295,015	303,239	8,224	—
Expiring 10/02/24	SG	NOK	3,200	295,013	303,239	8,226	—
Expiring 10/02/24	SG	NOK	1,570	145,241	148,777	3,536	—
Expiring 10/02/24	SG	NOK	1,550	145,287	146,881	1,594	—
Expiring 10/02/24	SG	NOK	1,550	147,119	146,881	—	(238)
Expiring 10/02/24	SG	NOK	1,540	145,552	145,934	382	—
Expiring 10/02/24	SSB	NOK	1,560	147,751	147,829	78	—
Expiring 10/02/24	UAG	NOK	1,144	108,590	108,408	—	(182)
Expiring 11/04/24	MSI	NOK	3,055	288,861	289,596	735	—
Expiring 11/04/24	MSI	NOK	1,505	142,639	142,665	26	—
Expiring 11/04/24	UAG	NOK	13,068	1,240,852	1,238,768	—	(2,084)
Peruvian Nuevo Sol,
Expiring 10/02/24	BOA	PEN	1,687	452,036	455,085	3,049	—
Expiring 10/02/24	CITI	PEN	1,197	323,007	322,903	—	(104)
Expiring 10/02/24	GSI	PEN	180	48,573	48,557	—	(16)
Expiring 10/02/24	SCB	PEN	155	41,826	41,813	—	(13)
Expiring 11/04/24	BOA	PEN	125	33,584	33,702	118	—
Expiring 11/04/24	CITI	PEN	250	67,078	67,405	327	—
Expiring 11/04/24	JPM	PEN	195	52,241	52,576	335	—
Expiring 11/04/24	MSI	PEN	380	102,697	102,455	—	(242)
Philippine Peso,
Expiring 10/02/24	CITI	PHP	3,840	68,202	68,481	279	—
Expiring 10/02/24	MSI	PHP	520	9,287	9,273	—	(14)
Expiring 11/04/24	BARC	PHP	4,360	77,885	77,645	—	(240)
Expiring 12/18/24	HSBC	PHP	187,866	3,330,078	3,346,033	15,955	—
Polish Zloty,
Expiring 10/02/24	BARC	PLN	1,226	316,881	318,512	1,631	—
Expiring 10/02/24	BARC	PLN	1,045	273,167	271,489	—	(1,678)
Expiring 10/02/24	BARC	PLN	1,035	267,395	268,891	1,496	—
Expiring 10/02/24	BARC	PLN	1,020	264,052	264,994	942	—
Expiring 10/02/24	BARC	PLN	570	148,273	148,084	—	(189)
A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/02/24	BARC	PLN	365	$95,011	$94,826	$—	$(185)
Expiring 10/02/24	BARC	PLN	280	72,976	72,744	—	(232)
Expiring 10/02/24	BARC	PLN	225	58,505	58,454	—	(51)
Expiring 10/02/24	GSI	PLN	409	105,499	106,258	759	—
Expiring 10/02/24	GSI	PLN	235	60,733	61,052	319	—
Expiring 10/02/24	MSI	PLN	1,031	268,694	267,852	—	(842)
Expiring 10/02/24	TD	PLN	285	74,097	74,042	—	(55)
Expiring 10/21/24	BARC	PLN	6,204	1,618,000	1,611,141	—	(6,859)
Expiring 10/21/24	CITI	PLN	3,204	812,910	832,029	19,119	—
Expiring 11/04/24	GSI	PLN	180	47,103	46,728	—	(375)
Expiring 11/04/24	MSI	PLN	1,294	337,046	335,970	—	(1,076)
Romanian Leu,
Expiring 10/02/24	BARC	RON	502	112,328	112,304	—	(24)
Expiring 10/02/24	BNP	RON	546	122,179	122,148	—	(31)
Expiring 10/02/24	CITI	RON	215	48,134	48,098	—	(36)
Expiring 10/02/24	GSI	RON	273	61,116	61,074	—	(42)
Expiring 10/02/24	SG	RON	495	110,778	110,738	—	(40)
Expiring 10/02/24	SSB	RON	282	63,108	63,087	—	(21)
Expiring 10/02/24	UAG	RON	366	81,890	81,879	—	(11)
Expiring 11/04/24	CITI	RON	215	48,088	48,079	—	(9)
Expiring 11/04/24	GSI	RON	273	61,049	61,049	—	—
Expiring 11/04/24	SSB	RON	282	63,139	63,062	—	(77)
Singapore Dollar,
Expiring 10/02/24	BARC	SGD	40	30,603	31,125	522	—
Expiring 10/02/24	BNP	SGD	130	100,600	101,157	557	—
Expiring 10/02/24	CITI	SGD	100	76,965	77,813	848	—
Expiring 10/02/24	CITI	SGD	77	59,086	59,916	830	—
Expiring 10/02/24	CITI	SGD	35	26,905	27,234	329	—
Expiring 10/02/24	JPM	SGD	836	652,251	650,214	—	(2,037)
Expiring 10/02/24	JPM	SGD	203	155,502	157,960	2,458	—
Expiring 10/02/24	MSI	SGD	159	122,534	124,025	1,491	—
Expiring 10/02/24	MSI	SGD	95	73,195	73,922	727	—
Expiring 11/04/24	BARC	SGD	55	43,031	42,873	—	(158)
South African Rand,
Expiring 10/02/24	BOA	ZAR	4,780	267,682	276,615	8,933	—
Expiring 10/02/24	BOA	ZAR	4,620	266,647	267,356	709	—
Expiring 10/02/24	GSI	ZAR	4,290	240,995	248,259	7,264	—
Expiring 10/02/24	HSBC	ZAR	2,397	138,994	138,713	—	(281)
Expiring 10/02/24	JPM	ZAR	463	26,863	26,793	—	(70)
Expiring 10/02/24	MSI	ZAR	40,756	2,373,675	2,358,519	—	(15,156)
Expiring 10/02/24	MSI	ZAR	1,310	72,724	75,809	3,085	—
Expiring 10/02/24	SSB	ZAR	660	37,100	38,194	1,094	—
Expiring 11/04/24	BNP	ZAR	2,363	136,875	136,352	—	(523)
Expiring 11/04/24	BNP	ZAR	1,730	100,200	99,826	—	(374)
Expiring 11/04/24	HSBC	ZAR	2,775	160,168	160,126	—	(42)
Expiring 11/04/24	HSBC	ZAR	2,775	160,029	160,126	97	—
Expiring 11/04/24	JPM	ZAR	2,363	136,730	136,352	—	(378)
Expiring 12/18/24	MSI	ZAR	23,766	1,336,001	1,366,399	30,398	—
Expiring 12/18/24	TD	ZAR	11,566	639,000	664,977	25,977	—
South Korean Won,
Expiring 10/02/24	BARC	KRW	2,160,020	1,630,450	1,647,918	17,468	—
Expiring 10/02/24	BARC	KRW	2,115,179	1,602,894	1,613,708	10,814	—
Expiring 10/02/24	BARC	KRW	97,430	73,102	74,331	1,229	—
Expiring 10/02/24	CITI	KRW	2,160,020	1,636,875	1,647,918	11,043	—
Expiring 10/02/24	CITI	KRW	1,523,106	1,149,792	1,162,005	12,213	—
A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/02/24	CITI	KRW	594,430	$443,869	$453,501	$9,632	$—
Expiring 10/02/24	CITI	KRW	495,490	373,757	378,018	4,261	—
Expiring 10/02/24	CITI	KRW	394,690	295,958	301,116	5,158	—
Expiring 10/02/24	CITI	KRW	197,180	149,108	150,432	1,324	—
Expiring 10/02/24	CITI	KRW	196,480	147,546	149,898	2,352	—
Expiring 10/02/24	CITI	KRW	195,900	146,183	149,455	3,272	—
Expiring 10/02/24	CITI	KRW	195,880	146,485	149,440	2,955	—
Expiring 10/02/24	CITI	KRW	118,330	88,564	90,276	1,712	—
Expiring 10/02/24	CITI	KRW	103,460	77,423	78,932	1,509	—
Expiring 10/02/24	CITI	KRW	98,350	74,354	75,033	679	—
Expiring 10/02/24	DB	KRW	589,440	446,681	449,694	3,013	—
Expiring 10/02/24	GSI	KRW	396,390	298,599	302,413	3,814	—
Expiring 10/02/24	GSI	KRW	195,880	146,368	149,440	3,072	—
Expiring 10/02/24	JPM	KRW	585,890	439,527	446,986	7,459	—
Expiring 10/02/24	JPM	KRW	493,650	372,173	376,615	4,442	—
Expiring 10/02/24	JPM	KRW	389,680	294,098	297,294	3,196	—
Expiring 10/02/24	JPM	KRW	197,060	147,511	150,341	2,830	—
Expiring 10/02/24	JPM	KRW	194,840	146,750	148,647	1,897	—
Expiring 10/02/24	MSI	KRW	396,280	297,217	302,329	5,112	—
Expiring 10/02/24	MSI	KRW	146,490	109,901	111,760	1,859	—
Expiring 10/02/24	MSI	KRW	146,490	110,033	111,760	1,727	—
Expiring 11/04/24	BARC	KRW	2,212,609	1,673,240	1,680,217	6,977	—
Expiring 11/04/24	CITI	KRW	161,280	123,058	122,473	—	(585)
Expiring 11/04/24	CITI	KRW	118,400	89,582	89,911	329	—
Expiring 11/04/24	GSI	KRW	443,980	340,084	337,150	—	(2,934)
Expiring 11/04/24	JPM	KRW	589,800	449,132	447,884	—	(1,248)
Expiring 11/04/24	JPM	KRW	195,500	149,562	148,459	—	(1,103)
Expiring 12/18/24	CITI	KRW	3,642,412	2,753,001	2,772,800	19,799	—
Expiring 12/18/24	CITI	KRW	2,097,943	1,573,001	1,597,068	24,067	—
Expiring 12/18/24	HSBC	KRW	2,032,566	1,560,000	1,547,298	—	(12,702)
Expiring 12/18/24	MSI	KRW	297,344	223,698	226,355	2,657	—
Swedish Krona,
Expiring 10/02/24	BARC	SEK	3,070	296,346	302,318	5,972	—
Expiring 10/02/24	BARC	SEK	1,067	102,657	105,073	2,416	—
Expiring 10/02/24	BARC	SEK	385	37,710	37,913	203	—
Expiring 10/02/24	BARC	SEK	111	10,675	10,930	255	—
Expiring 10/02/24	BNP	SEK	3,780	370,080	372,234	2,154	—
Expiring 10/02/24	BNP	SEK	3,030	295,203	298,378	3,175	—
Expiring 10/02/24	BNP	SEK	1,520	149,082	149,681	599	—
Expiring 10/02/24	BNP	SEK	1,510	146,615	148,696	2,081	—
Expiring 10/02/24	BNP	SEK	1,500	146,151	147,712	1,561	—
Expiring 10/02/24	BNP	SEK	1,500	145,793	147,712	1,919	—
Expiring 10/02/24	BNP	SEK	1,155	113,118	113,738	620	—
Expiring 10/02/24	BNP	SEK	894	88,230	88,036	—	(194)
Expiring 10/02/24	BNP	SEK	861	85,097	84,786	—	(311)
Expiring 10/02/24	BNP	SEK	850	83,393	83,703	310	—
Expiring 10/02/24	BNP	SEK	760	75,111	74,841	—	(270)
Expiring 10/02/24	BNP	SEK	750	74,375	73,856	—	(519)
Expiring 10/02/24	BOA	SEK	3,030	297,678	298,379	701	—
Expiring 10/02/24	CITI	SEK	4,540	445,386	447,075	1,689	—
Expiring 10/02/24	CITI	SEK	3,780	373,809	372,234	—	(1,575)
Expiring 10/02/24	CITI	SEK	3,669	359,479	361,304	1,825	—
Expiring 10/02/24	CITI	SEK	3,030	297,000	298,378	1,378	—
Expiring 10/02/24	CITI	SEK	3,020	296,623	297,393	770	—
Expiring 10/02/24	CITI	SEK	3,000	295,109	295,424	315	—
A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/24	CITI	SEK	1,510	$147,800	$148,697	$897	$—
Expiring 10/02/24	CITI	SEK	861	84,441	84,786	345	—
Expiring 10/02/24	CITI	SEK	750	73,203	73,856	653	—
Expiring 10/02/24	GSI	SEK	2,300	221,952	226,492	4,540	—
Expiring 10/02/24	GSI	SEK	930	91,565	91,582	17	—
Expiring 10/02/24	HSBC	SEK	4,540	445,849	447,076	1,227	—
Expiring 10/02/24	JPM	SEK	2,212	212,852	217,826	4,974	—
Expiring 10/02/24	JPM	SEK	1,420	137,083	139,834	2,751	—
Expiring 10/02/24	JPM	SEK	1,350	132,761	132,941	180	—
Expiring 10/02/24	JPM	SEK	1,075	106,126	105,860	—	(266)
Expiring 10/02/24	JPM	SEK	1,034	99,678	101,823	2,145	—
Expiring 10/02/24	RBC	SEK	3,010	294,015	296,409	2,394	—
Expiring 10/02/24	SSB	SEK	2,270	222,445	223,538	1,093	—
Expiring 10/02/24	SSB	SEK	760	74,658	74,841	183	—
Expiring 10/02/24	UAG	SEK	37,837	3,739,351	3,725,989	—	(13,362)
Expiring 10/02/24	UAG	SEK	3,030	297,804	298,378	574	—
Expiring 10/02/24	UAG	SEK	3,020	296,615	297,393	778	—
Expiring 10/02/24	UAG	SEK	1,500	147,303	147,712	409	—
Expiring 11/04/24	CITI	SEK	2,260	225,276	222,922	—	(2,354)
Expiring 11/04/24	DB	SEK	1,500	148,126	147,958	—	(168)
Expiring 11/04/24	DB	SEK	1,500	149,368	147,957	—	(1,411)
Expiring 11/04/24	GSI	SEK	1,500	147,943	147,957	14	—
Expiring 11/04/24	RBC	SEK	1,500	149,474	147,957	—	(1,517)
Expiring 11/04/24	UAG	SEK	3,000	297,562	295,914	—	(1,648)
Expiring 11/04/24	UAG	SEK	2,250	223,323	221,936	—	(1,387)
Swiss Franc,
Expiring 10/02/24	BARC	CHF	570	673,398	673,635	237	—
Expiring 10/02/24	BARC	CHF	566	670,512	668,907	—	(1,605)
Expiring 10/02/24	BARC	CHF	376	443,334	444,363	1,029	—
Expiring 10/02/24	BARC	CHF	310	366,008	366,362	354	—
Expiring 10/02/24	BARC	CHF	250	294,779	295,454	675	—
Expiring 10/02/24	BARC	CHF	250	295,641	295,454	—	(187)
Expiring 10/02/24	BARC	CHF	189	223,161	223,363	202	—
Expiring 10/02/24	BARC	CHF	15	17,702	17,727	25	—
Expiring 10/02/24	BNP	CHF	315	371,357	372,272	915	—
Expiring 10/02/24	BNP	CHF	315	370,138	372,272	2,134	—
Expiring 10/02/24	BNP	CHF	310	366,380	366,363	—	(17)
Expiring 10/02/24	BNP	CHF	250	295,531	295,454	—	(77)
Expiring 10/02/24	BNP	CHF	250	295,722	295,454	—	(268)
Expiring 10/02/24	BNP	CHF	250	296,000	295,454	—	(546)
Expiring 10/02/24	BNP	CHF	250	295,630	295,454	—	(176)
Expiring 10/02/24	BNP	CHF	60	70,872	70,909	37	—
Expiring 10/02/24	CITI	CHF	625	738,134	738,635	501	—
Expiring 10/02/24	CITI	CHF	378	444,461	446,727	2,266	—
Expiring 10/02/24	CITI	CHF	375	443,147	443,181	34	—
Expiring 10/02/24	CITI	CHF	315	372,719	372,272	—	(447)
Expiring 10/02/24	CITI	CHF	280	333,508	330,909	—	(2,599)
Expiring 10/02/24	CITI	CHF	250	294,792	295,454	662	—
Expiring 10/02/24	CITI	CHF	189	222,488	223,363	875	—
Expiring 10/02/24	CITI	CHF	125	147,751	147,727	—	(24)
Expiring 10/02/24	CITI	CHF	60	71,035	70,909	—	(126)
Expiring 10/02/24	DB	CHF	315	372,303	372,272	—	(31)
Expiring 10/02/24	DB	CHF	188	221,298	222,181	883	—
Expiring 10/02/24	DB	CHF	65	76,690	76,818	128	—
Expiring 10/02/24	GSI	CHF	375	445,139	443,181	—	(1,958)
A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/24	GSI	CHF	310	$366,762	$366,363	$—	$(399)
Expiring 10/02/24	HSBC	CHF	380	447,530	449,090	1,560	—
Expiring 10/02/24	HSBC	CHF	375	446,782	443,181	—	(3,601)
Expiring 10/02/24	HSBC	CHF	310	366,335	366,363	28	—
Expiring 10/02/24	HSBC	CHF	250	296,319	295,454	—	(865)
Expiring 10/02/24	HSBC	CHF	189	223,986	223,363	—	(623)
Expiring 10/02/24	HSBC	CHF	60	71,430	70,909	—	(521)
Expiring 10/02/24	JPM	CHF	190	217,031	224,545	7,514	—
Expiring 10/02/24	MSI	CHF	2,874	3,406,384	3,396,539	—	(9,845)
Expiring 10/02/24	MSI	CHF	60	71,021	70,909	—	(112)
Expiring 10/02/24	MSI	CHF	45	53,224	53,182	—	(42)
Expiring 10/02/24	RBC	CHF	630	743,941	744,544	603	—
Expiring 10/02/24	RBC	CHF	625	737,888	738,635	747	—
Expiring 10/02/24	RBC	CHF	625	737,367	738,635	1,268	—
Expiring 10/02/24	RBC	CHF	315	369,624	372,272	2,648	—
Expiring 10/02/24	RBC	CHF	315	371,508	372,272	764	—
Expiring 10/02/24	RBC	CHF	315	369,538	372,272	2,734	—
Expiring 10/02/24	RBC	CHF	315	372,829	372,272	—	(557)
Expiring 10/02/24	RBC	CHF	310	366,751	366,363	—	(388)
Expiring 10/02/24	RBC	CHF	250	297,429	295,454	—	(1,975)
Expiring 10/02/24	RBC	CHF	250	297,924	295,454	—	(2,470)
Expiring 10/02/24	RBC	CHF	125	147,647	147,727	80	—
Expiring 10/02/24	SG	CHF	315	372,761	372,272	—	(489)
Expiring 10/02/24	SG	CHF	250	294,617	295,454	837	—
Expiring 10/02/24	SSB	CHF	620	732,839	732,726	—	(113)
Expiring 10/02/24	SSB	CHF	375	443,769	443,181	—	(588)
Expiring 10/02/24	SSB	CHF	60	70,897	70,909	12	—
Expiring 10/02/24	SSB	CHF	60	70,961	70,909	—	(52)
Expiring 10/02/24	TD	CHF	310	366,212	366,363	151	—
Expiring 10/21/24	HSBC	CHF	191	215,526	225,815	10,289	—
Expiring 11/04/24	GSI	CHF	65	77,536	77,121	—	(415)
Expiring 11/04/24	RBC	CHF	250	297,982	296,618	—	(1,364)
Thai Baht,
Expiring 10/02/24	BARC	THB	3,750	110,359	116,557	6,198	—
Expiring 10/02/24	BARC	THB	3,380	100,386	105,057	4,671	—
Expiring 10/02/24	BARC	THB	2,630	77,085	81,746	4,661	—
Expiring 10/02/24	BARC	THB	2,620	77,229	81,434	4,205	—
Expiring 10/02/24	BARC	THB	2,510	74,948	78,016	3,068	—
Expiring 10/02/24	BARC	THB	2,160	63,668	67,137	3,469	—
Expiring 10/02/24	BARC	THB	1,500	45,036	46,623	1,587	—
Expiring 10/02/24	GSI	THB	3,100	91,567	96,354	4,787	—
Expiring 10/02/24	GSI	THB	1,760	52,412	54,704	2,292	—
Expiring 10/02/24	MSI	THB	14,893	461,813	462,902	1,089	—
Expiring 10/02/24	MSI	THB	750	22,624	23,311	687	—
Expiring 10/02/24	UAG	THB	3,280	97,994	101,949	3,955	—
Expiring 11/04/24	CITI	THB	770	23,874	23,989	115	—
Expiring 11/04/24	HSBC	THB	1,450	44,735	45,173	438	—
Expiring 11/04/24	MSI	THB	1,500	46,607	46,731	124	—
Expiring 12/18/24	CITI	THB	45,484	1,376,001	1,420,918	44,917	—
Expiring 12/18/24	CITI	THB	20,638	638,000	644,735	6,735	—
Expiring 12/18/24	HSBC	THB	51,237	1,593,000	1,600,660	7,660	—
Expiring 12/18/24	JPM	THB	45,694	1,390,001	1,427,474	37,473	—
Expiring 12/18/24	JPM	THB	33,859	1,025,423	1,057,775	32,352	—
Turkish Lira,
Expiring 10/02/24	BARC	TRY	2,383	67,325	69,544	2,219	—
A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/02/24	BARC	TRY	2,383	$67,448	$69,545	$2,097	$—
Expiring 10/02/24	BARC	TRY	2,379	67,220	69,428	2,208	—
Expiring 10/02/24	HSBC	TRY	40,693	1,150,000	1,187,577	37,577	—
Expiring 10/02/24	JPM	TRY	1,505	43,595	43,922	327	—
Expiring 10/09/24	CITI	TRY	49,075	1,376,028	1,421,877	45,849	—
Expiring 10/09/24	HSBC	TRY	54,883	1,541,758	1,590,159	48,401	—
Expiring 10/23/24	BOA	TRY	109,226	3,096,847	3,115,855	19,008	—
Expiring 10/30/24	BARC	TRY	36,547	1,033,070	1,033,467	397	—
Expiring 11/04/24	BARC	TRY	2,890	81,638	81,358	—	(280)
Expiring 11/04/24	BARC	TRY	2,880	81,285	81,077	—	(208)
Expiring 11/04/24	BARC	TRY	2,880	81,285	81,077	—	(208)
Expiring 11/05/24	HSBC	TRY	42,191	1,188,976	1,186,417	—	(2,559)
Expiring 12/18/24	BARC	TRY	45,666	1,177,747	1,226,283	48,536	—
Expiring 12/18/24	BARC	TRY	34,400	888,113	923,759	35,646	—
				$455,250,055	$457,305,476	2,831,194	(775,773)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/02/24	BARC	AUD	11,990	$8,124,376	$8,289,557	$—	$(165,181)
Expiring 10/02/24	BARC	AUD	4,584	3,166,992	3,169,158	—	(2,166)
Expiring 10/02/24	BARC	AUD	540	372,450	373,341	—	(891)
Expiring 10/02/24	BARC	AUD	215	146,826	148,646	—	(1,820)
Expiring 10/02/24	BARC	AUD	110	73,179	76,051	—	(2,872)
Expiring 10/02/24	BARC	AUD	110	73,925	76,051	—	(2,126)
Expiring 10/02/24	BARC	AUD	110	73,182	76,051	—	(2,869)
Expiring 10/02/24	BNP	AUD	1,220	822,854	843,475	—	(20,621)
Expiring 10/02/24	BNP	AUD	1,050	707,296	725,942	—	(18,646)
Expiring 10/02/24	BNP	AUD	650	447,633	449,392	—	(1,759)
Expiring 10/02/24	BNP	AUD	401	274,106	276,981	—	(2,875)
Expiring 10/02/24	BNP	AUD	330	222,985	228,153	—	(5,168)
Expiring 10/02/24	BNP	AUD	220	147,803	152,102	—	(4,299)
Expiring 10/02/24	BNP	AUD	205	139,315	141,731	—	(2,416)
Expiring 10/02/24	BNP	AUD	110	73,542	76,051	—	(2,509)
Expiring 10/02/24	CITI	AUD	1,700	1,134,618	1,175,333	—	(40,715)
Expiring 10/02/24	CITI	AUD	660	439,873	456,306	—	(16,433)
Expiring 10/02/24	CITI	AUD	645	443,789	445,935	—	(2,146)
Expiring 10/02/24	CITI	AUD	430	292,553	297,291	—	(4,738)
Expiring 10/02/24	CITI	AUD	325	218,975	224,696	—	(5,721)
Expiring 10/02/24	CITI	AUD	220	149,246	152,102	—	(2,856)
Expiring 10/02/24	CITI	AUD	215	147,723	148,645	—	(922)
Expiring 10/02/24	CITI	AUD	110	74,000	76,051	—	(2,051)
Expiring 10/02/24	DB	AUD	555	369,009	383,712	—	(14,703)
Expiring 10/02/24	DB	AUD	445	297,025	307,661	—	(10,636)
Expiring 10/02/24	DB	AUD	225	150,330	155,559	—	(5,229)
Expiring 10/02/24	GSI	AUD	840	569,575	580,753	—	(11,178)
Expiring 10/02/24	GSI	AUD	220	149,816	152,102	—	(2,286)
Expiring 10/02/24	GSI	AUD	220	147,989	152,102	—	(4,113)
Expiring 10/02/24	GSI	AUD	110	74,515	76,051	—	(1,536)
Expiring 10/02/24	GSI	AUD	81	55,694	56,002	—	(308)
Expiring 10/02/24	GSI	AUD	81	55,649	56,001	—	(352)
Expiring 10/02/24	GSI	AUD	81	55,668	56,001	—	(333)
A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/02/24	HSBC	AUD	660	$445,658	$456,306	$—	$(10,648)
Expiring 10/02/24	HSBC	AUD	330	223,044	228,153	—	(5,109)
Expiring 10/02/24	HSBC	AUD	110	73,901	76,051	—	(2,150)
Expiring 10/02/24	JPM	AUD	645	435,112	445,935	—	(10,823)
Expiring 10/02/24	JPM	AUD	330	221,927	228,153	—	(6,226)
Expiring 10/02/24	JPM	AUD	220	148,360	152,102	—	(3,742)
Expiring 10/02/24	MSI	AUD	665	441,129	459,762	—	(18,633)
Expiring 10/02/24	MSI	AUD	655	441,501	452,849	—	(11,348)
Expiring 10/02/24	MSI	AUD	430	292,756	297,290	—	(4,534)
Expiring 10/02/24	RBC	AUD	670	448,611	463,220	—	(14,609)
Expiring 10/02/24	RBC	AUD	655	448,849	452,849	—	(4,000)
Expiring 10/02/24	RBC	AUD	650	446,541	449,393	—	(2,852)
Expiring 10/02/24	RBC	AUD	555	371,717	383,712	—	(11,995)
Expiring 10/02/24	RBC	AUD	555	368,949	383,712	—	(14,763)
Expiring 10/02/24	RBC	AUD	330	222,994	228,153	—	(5,159)
Expiring 10/02/24	RBC	AUD	220	150,650	152,102	—	(1,452)
Expiring 10/02/24	SCB	AUD	550	373,510	380,255	—	(6,745)
Expiring 10/02/24	SSB	AUD	550	373,334	380,255	—	(6,921)
Expiring 10/02/24	SSB	AUD	220	148,678	152,102	—	(3,424)
Expiring 10/02/24	SSB	AUD	220	147,855	152,102	—	(4,247)
Expiring 10/02/24	SSB	AUD	220	150,605	152,102	—	(1,497)
Expiring 10/02/24	SSB	AUD	220	148,111	152,102	—	(3,991)
Expiring 10/02/24	SSB	AUD	220	148,528	152,102	—	(3,574)
Expiring 10/02/24	SSB	AUD	220	148,423	152,102	—	(3,679)
Expiring 10/02/24	SSB	AUD	215	147,706	148,645	—	(939)
Expiring 10/02/24	SSB	AUD	215	145,957	148,645	—	(2,688)
Expiring 10/02/24	SSB	AUD	110	73,902	76,051	—	(2,149)
Expiring 10/02/24	SSB	AUD	110	73,253	76,051	—	(2,798)
Expiring 10/02/24	SSB	AUD	110	74,174	76,051	—	(1,877)
Expiring 10/02/24	SSB	AUD	110	73,927	76,051	—	(2,124)
Expiring 10/02/24	SSB	AUD	110	74,038	76,051	—	(2,013)
Expiring 10/02/24	SSB	AUD	110	73,036	76,051	—	(3,015)
Expiring 10/02/24	SSB	AUD	110	74,302	76,051	—	(1,749)
Expiring 10/02/24	SSB	AUD	110	74,052	76,051	—	(1,999)
Expiring 10/02/24	SSB	AUD	110	74,448	76,051	—	(1,603)
Expiring 10/02/24	SSB	AUD	110	74,097	76,051	—	(1,954)
Expiring 10/02/24	TD	AUD	220	146,762	152,102	—	(5,340)
Expiring 10/02/24	TD	AUD	215	147,974	148,645	—	(671)
Expiring 10/02/24	UAG	AUD	430	290,775	297,290	—	(6,515)
Expiring 10/02/24	UAG	AUD	315	213,318	217,783	—	(4,465)
Expiring 10/02/24	WBC	AUD	325	218,936	224,696	—	(5,760)
Expiring 10/02/24	WBC	AUD	110	73,858	76,051	—	(2,193)
Expiring 10/21/24	MSI	AUD	239	161,488	165,260	—	(3,772)
Expiring 11/01/24	GSI	AUD	81	55,861	56,029	—	(168)
Expiring 11/01/24	GSI	AUD	81	55,715	56,029	—	(314)
Expiring 11/01/24	GSI	AUD	81	55,673	56,029	—	(356)
Expiring 11/01/24	MSI	AUD	324	223,016	224,115	—	(1,099)
Expiring 11/04/24	BARC	AUD	14,900	10,299,625	10,306,721	—	(7,096)
Expiring 11/04/24	BNP	AUD	190	130,621	131,428	—	(807)
Expiring 11/04/24	CBA	AUD	430	297,981	297,442	539	—
Expiring 11/04/24	CITI	AUD	430	297,091	297,442	—	(351)
Expiring 11/04/24	CITI	AUD	215	149,075	148,721	354	—
Expiring 11/04/24	JPM	AUD	76	52,282	52,571	—	(289)
Expiring 11/04/24	JPM	AUD	38	26,104	26,285	—	(181)
Expiring 11/04/24	RBC	AUD	645	446,574	446,163	411	—
A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/04/24	RBC	AUD	456	$313,432	$315,427	$—	$(1,995)
Expiring 11/04/24	RBC	AUD	215	148,189	148,721	—	(532)
Expiring 11/04/24	WBC	AUD	215	149,163	148,721	442	—
Brazilian Real,
Expiring 10/02/24	BARC	BRL	810	143,859	148,648	—	(4,789)
Expiring 10/02/24	BARC	BRL	640	117,472	117,451	21	—
Expiring 10/02/24	BARC	BRL	35	6,242	6,423	—	(181)
Expiring 10/02/24	BNP	BRL	1,480	270,780	271,606	—	(826)
Expiring 10/02/24	BOA	BRL	425	78,009	77,995	14	—
Expiring 10/02/24	CITI	BRL	1,300	239,411	238,572	839	—
Expiring 10/02/24	DB	BRL	775	137,753	142,225	—	(4,472)
Expiring 10/02/24	GSI	BRL	24,670	4,451,136	4,527,442	—	(76,306)
Expiring 10/02/24	GSI	BRL	1,005	184,468	184,435	33	—
Expiring 10/02/24	GSI	BRL	455	80,396	83,500	—	(3,104)
Expiring 10/02/24	JPM	BRL	425	78,009	77,995	14	—
Expiring 10/02/24	MSI	BRL	245	44,970	44,962	8	—
British Pound,
Expiring 10/02/24	BARC	GBP	7,411	9,789,530	9,908,132	—	(118,602)
Expiring 10/02/24	BARC	GBP	225	298,261	300,813	—	(2,552)
Expiring 10/02/24	BNP	GBP	336	439,785	449,215	—	(9,430)
Expiring 10/02/24	BNP	GBP	225	297,274	300,814	—	(3,540)
Expiring 10/02/24	BNP	GBP	169	223,002	225,944	—	(2,942)
Expiring 10/02/24	BNP	GBP	162	211,916	216,585	—	(4,669)
Expiring 10/02/24	BNP	GBP	162	212,108	216,586	—	(4,478)
Expiring 10/02/24	BNP	GBP	161	210,624	215,249	—	(4,625)
Expiring 10/02/24	BNP	GBP	125	164,063	167,118	—	(3,055)
Expiring 10/02/24	BNP	GBP	112	147,371	149,738	—	(2,367)
Expiring 10/02/24	BNP	GBP	112	147,089	149,738	—	(2,649)
Expiring 10/02/24	BNP	GBP	56	73,693	74,869	—	(1,176)
Expiring 10/02/24	BOA	GBP	4,113	5,504,428	5,498,873	5,555	—
Expiring 10/02/24	BOA	GBP	169	223,421	225,944	—	(2,523)
Expiring 10/02/24	CIBC	GBP	498	655,524	665,801	—	(10,277)
Expiring 10/02/24	CITI	GBP	672	894,427	898,430	—	(4,003)
Expiring 10/02/24	CITI	GBP	509	669,104	680,508	—	(11,404)
Expiring 10/02/24	CITI	GBP	222	292,871	296,803	—	(3,932)
Expiring 10/02/24	CITI	GBP	171	218,423	228,618	—	(10,195)
Expiring 10/02/24	CITI	GBP	167	220,841	223,271	—	(2,430)
Expiring 10/02/24	CITI	GBP	111	148,279	148,401	—	(122)
Expiring 10/02/24	CITI	GBP	111	146,127	148,402	—	(2,275)
Expiring 10/02/24	GSI	GBP	196	259,348	262,042	—	(2,694)
Expiring 10/02/24	GSI	GBP	56	73,244	74,869	—	(1,625)
Expiring 10/02/24	GSI	GBP	42	56,108	56,152	—	(44)
Expiring 10/02/24	GSI	GBP	42	56,150	56,152	—	(2)
Expiring 10/02/24	GSI	GBP	42	56,133	56,152	—	(19)
Expiring 10/02/24	HSBC	GBP	338	446,178	451,889	—	(5,711)
Expiring 10/02/24	HSBC	GBP	333	445,728	445,204	524	—
Expiring 10/02/24	HSBC	GBP	93	122,781	124,337	—	(1,556)
Expiring 10/02/24	JPM	GBP	188	250,645	251,346	—	(701)
Expiring 10/02/24	JPM	GBP	57	74,387	76,206	—	(1,819)
Expiring 10/02/24	MSI	GBP	1,919	2,533,470	2,565,513	—	(32,043)
Expiring 10/02/24	MSI	GBP	334	439,527	446,541	—	(7,014)
Expiring 10/02/24	MSI	GBP	169	223,675	225,945	—	(2,270)
Expiring 10/02/24	RBC	GBP	550	726,741	735,322	—	(8,581)
Expiring 10/02/24	RBC	GBP	283	369,175	378,356	—	(9,181)
Expiring 10/02/24	RBC	GBP	162	212,125	216,586	—	(4,461)
A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/02/24	SCB	GBP	67	$87,929	$89,576	$—	$(1,647)
Expiring 10/02/24	SSB	GBP	496	649,162	662,707	—	(13,545)
Expiring 10/02/24	TD	GBP	57	74,348	76,206	—	(1,858)
Expiring 10/02/24	UAG	GBP	333	438,457	445,204	—	(6,747)
Expiring 10/02/24	UAG	GBP	283	369,427	378,356	—	(8,929)
Expiring 10/02/24	UAG	GBP	223	297,622	298,140	—	(518)
Expiring 10/02/24	UAG	GBP	111	146,327	148,401	—	(2,074)
Expiring 10/02/24	WBC	GBP	69	90,944	92,249	—	(1,305)
Expiring 10/21/24	TD	GBP	13,182	17,110,069	17,623,371	—	(513,302)
Expiring 11/01/24	GSI	GBP	42	56,349	56,151	198	—
Expiring 11/01/24	GSI	GBP	42	56,160	56,151	9	—
Expiring 11/01/24	GSI	GBP	42	56,244	56,151	93	—
Expiring 11/01/24	MSI	GBP	164	219,536	219,255	281	—
Expiring 11/04/24	BOA	GBP	6,774	9,065,272	9,056,267	9,005	—
Expiring 11/04/24	JPM	GBP	221	296,132	295,459	673	—
Expiring 11/04/24	SSB	GBP	244	326,357	326,208	149	—
Expiring 11/05/24	HSBC	GBP	2,415	3,232,200	3,228,130	4,070	—
Canadian Dollar,
Expiring 10/01/24	SSB	CAD	2,944	2,165,749	2,176,836	—	(11,087)
Expiring 10/02/24	BARC	CAD	590	438,248	436,264	1,984	—
Expiring 10/02/24	BARC	CAD	180	132,494	133,097	—	(603)
Expiring 10/02/24	BARC	CAD	155	114,528	114,612	—	(84)
Expiring 10/02/24	BNP	CAD	848	629,395	627,036	2,359	—
Expiring 10/02/24	BNP	CAD	595	440,495	439,961	534	—
Expiring 10/02/24	BNP	CAD	500	367,439	369,715	—	(2,276)
Expiring 10/02/24	BNP	CAD	400	295,043	295,772	—	(729)
Expiring 10/02/24	BNP	CAD	325	239,045	240,314	—	(1,269)
Expiring 10/02/24	BNP	CAD	13	9,236	9,271	—	(35)
Expiring 10/02/24	CIBC	CAD	270	198,524	199,646	—	(1,122)
Expiring 10/02/24	CITI	CAD	200	148,506	147,886	620	—
Expiring 10/02/24	CITI	CAD	150	111,547	110,914	633	—
Expiring 10/02/24	DB	CAD	871	645,369	644,043	1,326	—
Expiring 10/02/24	DB	CAD	400	295,087	295,772	—	(685)
Expiring 10/02/24	HSBC	CAD	5,035	3,722,791	3,723,360	—	(569)
Expiring 10/02/24	HSBC	CAD	595	439,450	439,961	—	(511)
Expiring 10/02/24	HSBC	CAD	500	367,770	369,715	—	(1,945)
Expiring 10/02/24	JPM	CAD	595	441,064	439,961	1,103	—
Expiring 10/02/24	MSI	CAD	395	293,230	292,075	1,155	—
Expiring 10/02/24	RBC	CAD	505	371,566	373,412	—	(1,846)
Expiring 10/02/24	RBC	CAD	505	371,531	373,412	—	(1,881)
Expiring 10/02/24	RBC	CAD	400	297,736	295,772	1,964	—
Expiring 10/02/24	SG	CAD	405	298,132	299,469	—	(1,337)
Expiring 10/02/24	SG	CAD	100	73,501	73,943	—	(442)
Expiring 10/02/24	SSB	CAD	8,024	5,964,238	5,933,184	31,054	—
Expiring 10/02/24	SSB	CAD	100	73,585	73,943	—	(358)
Expiring 10/02/24	TD	CAD	500	367,380	369,715	—	(2,335)
Expiring 10/02/24	TD	CAD	405	299,900	299,469	431	—
Expiring 10/02/24	UAG	CAD	585	430,040	432,566	—	(2,526)
Expiring 10/21/24	GSI	CAD	336	243,873	248,652	—	(4,779)
Expiring 10/21/24	HSBC	CAD	3,035	2,224,120	2,245,305	—	(21,185)
Expiring 11/04/24	BNP	CAD	400	296,187	296,009	178	—
Expiring 11/04/24	HSBC	CAD	7,736	5,723,989	5,724,811	—	(822)
Expiring 11/04/24	SSB	CAD	150	111,124	111,003	121	—
Expiring 11/04/24	TD	CAD	100	74,045	74,002	43	—
A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 10/02/24	BOA	CLP	53,340	$59,420	$59,312	$108	$—
Expiring 10/02/24	CITI	CLP	137,100	147,979	152,449	—	(4,470)
Expiring 10/02/24	CITI	CLP	39,668	44,189	44,109	80	—
Expiring 10/02/24	CITI	CLP	7,712	8,578	8,576	2	—
Expiring 10/02/24	GSI	CLP	124,460	138,646	138,394	252	—
Expiring 10/02/24	GSI	CLP	32,000	35,258	35,582	—	(324)
Expiring 10/02/24	GSI	CLP	20,000	21,846	22,239	—	(393)
Expiring 10/02/24	JPM	CLP	30,900	33,387	34,360	—	(973)
Expiring 10/02/24	JPM	CLP	20,400	22,725	22,684	41	—
Expiring 10/02/24	MSI	CLP	258,720	285,245	287,685	—	(2,440)
Expiring 10/02/24	MSI	CLP	26,300	28,158	29,244	—	(1,086)
Expiring 11/04/24	BOA	CLP	276,360	306,386	307,222	—	(836)
Expiring 11/04/24	BOA	CLP	83,895	92,917	93,263	—	(346)
Expiring 11/04/24	MSI	CLP	49,350	54,688	54,861	—	(173)
Expiring 11/04/24	SCB	CLP	44,415	49,186	49,375	—	(189)
Expiring 11/04/24	SCB	CLP	39,480	43,733	43,889	—	(156)
Expiring 12/18/24	TD	CLP	1,289,990	1,415,000	1,433,565	—	(18,565)
Chinese Renminbi,
Expiring 10/08/24	CA	CNH	2,324	326,855	331,876	—	(5,021)
Expiring 10/08/24	CA	CNH	827	116,306	118,099	—	(1,793)
Expiring 10/08/24	JPM	CNH	2,819	398,259	402,564	—	(4,305)
Expiring 10/08/24	JPM	CNH	1,550	217,888	221,346	—	(3,458)
Expiring 10/08/24	JPM	CNH	1,275	180,436	182,075	—	(1,639)
Expiring 10/08/24	JPM	CNH	1,055	148,930	150,658	—	(1,728)
Expiring 10/08/24	JPM	CNH	868	122,576	123,954	—	(1,378)
Expiring 10/08/24	JPM	CNH	523	73,988	74,686	—	(698)
Expiring 10/08/24	JPM	CNH	522	73,759	74,544	—	(785)
Expiring 10/08/24	JPM	CNH	519	73,160	74,115	—	(955)
Expiring 10/08/24	SSB	CNH	3,151	443,172	449,975	—	(6,803)
Expiring 10/08/24	SSB	CNH	2,334	328,834	333,304	—	(4,470)
Expiring 10/08/24	UAG	CNH	13,748	1,934,213	1,963,268	—	(29,055)
Expiring 10/08/24	UAG	CNH	9,348	1,291,178	1,334,931	—	(43,753)
Expiring 11/04/24	JPM	CNH	21,113	3,031,996	3,022,330	9,666	—
Expiring 11/12/24	MSI	CNH	106,120	14,900,054	15,200,095	—	(300,041)
Expiring 11/12/24	MSI	CNH	15,333	2,152,000	2,196,229	—	(44,229)
Expiring 11/12/24	MSI	CNH	15,170	2,130,000	2,172,953	—	(42,953)
Expiring 12/18/24	MSI	CNH	43,203	6,115,164	6,205,161	—	(89,997)
Expiring 05/22/25	JPM	CNH	932	131,896	135,068	—	(3,172)
Expiring 06/20/25	CITI	CNH	997	140,440	144,687	—	(4,247)
Colombian Peso,
Expiring 10/02/24	BARC	COP	270,624	64,769	64,324	445	—
Expiring 10/02/24	BNP	COP	598,214	143,182	142,188	994	—
Expiring 10/02/24	BNP	COP	445,360	106,589	105,857	732	—
Expiring 10/02/24	BOA	COP	69,576	16,652	16,538	114	—
Expiring 10/02/24	CITI	COP	1,794,644	430,061	426,565	3,496	—
Expiring 10/02/24	CITI	COP	1,059,479	262,186	251,825	10,361	—
Expiring 10/02/24	CITI	COP	621,154	148,662	147,641	1,021	—
Expiring 10/02/24	CITI	COP	454,063	111,838	107,925	3,913	—
Expiring 10/02/24	CITI	COP	453,400	109,200	107,767	1,433	—
Expiring 10/02/24	GSI	COP	520,000	128,510	123,598	4,912	—
Expiring 10/02/24	JPM	COP	179,400	42,500	42,641	—	(141)
Expiring 10/02/24	JPM	COP	120,100	28,714	28,547	167	—
Expiring 10/02/24	MSI	COP	122,800	29,196	29,188	8	—
Expiring 11/01/24	BNP	COP	445,360	106,166	105,425	741	—
Expiring 11/01/24	CITI	COP	1,336,082	318,889	316,275	2,614	—
A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/18/24	BARC	COP	2,713,441	$639,999	$638,718	$1,281	$—
Expiring 12/18/24	DB	COP	3,770,137	881,789	887,454	—	(5,665)
Expiring 12/18/24	DB	COP	3,648,493	847,209	858,821	—	(11,612)
Expiring 12/18/24	GSI	COP	5,773,829	1,371,000	1,359,106	11,894	—
Expiring 12/18/24	GSI	COP	4,207,141	994,502	990,322	4,180	—
Czech Koruna,
Expiring 10/02/24	BARC	CZK	6,060	267,239	267,563	—	(324)
Expiring 10/02/24	BARC	CZK	5,980	264,965	264,031	934	—
Expiring 10/02/24	BARC	CZK	2,910	129,064	128,483	581	—
Expiring 10/02/24	BARC	CZK	1,640	73,213	72,410	803	—
Expiring 10/02/24	BNP	CZK	4,687	208,274	206,942	1,332	—
Expiring 10/02/24	BNP	CZK	680	30,392	30,024	368	—
Expiring 10/02/24	GSI	CZK	690	30,404	30,465	—	(61)
Expiring 10/02/24	JPM	CZK	670	29,452	29,583	—	(131)
Expiring 10/02/24	JPM	CZK	490	21,760	21,634	126	—
Expiring 10/02/24	MSI	CZK	660	29,454	29,141	313	—
Expiring 10/02/24	RBC	CZK	990	43,764	43,711	53	—
Expiring 10/02/24	RBC	CZK	330	14,760	14,570	190	—
Expiring 10/02/24	SSB	CZK	3,350	149,327	147,910	1,417	—
Expiring 10/02/24	SSB	CZK	490	21,639	21,634	5	—
Expiring 10/21/24	HSBC	CZK	29,668	1,308,999	1,310,425	—	(1,426)
Expiring 10/21/24	MSI	CZK	151,610	6,529,272	6,696,619	—	(167,347)
Expiring 11/04/24	BNP	CZK	14,607	647,321	645,381	1,940	—
Expiring 11/04/24	RBC	CZK	1,330	58,726	58,763	—	(37)
Danish Krone,
Expiring 10/02/24	BARC	DKK	1,158	173,487	172,942	545	—
Expiring 11/04/24	CITI	DKK	1,158	173,213	173,257	—	(44)
Euro,
Expiring 10/02/24	BARC	EUR	663	735,015	738,076	—	(3,061)
Expiring 10/02/24	BARC	EUR	335	369,186	372,934	—	(3,748)
Expiring 10/02/24	BARC	EUR	334	371,749	371,821	—	(72)
Expiring 10/02/24	BARC	EUR	333	370,734	370,708	26	—
Expiring 10/02/24	BARC	EUR	333	372,783	370,708	2,075	—
Expiring 10/02/24	BARC	EUR	329	368,196	366,255	1,941	—
Expiring 10/02/24	BARC	EUR	254	281,858	282,762	—	(904)
Expiring 10/02/24	BARC	EUR	67	74,545	74,587	—	(42)
Expiring 10/02/24	BNP	EUR	692	772,142	770,360	1,782	—
Expiring 10/02/24	BNP	EUR	526	585,249	585,288	—	(39)
Expiring 10/02/24	BNP	EUR	419	464,676	466,721	—	(2,045)
Expiring 10/02/24	BNP	EUR	403	444,018	448,635	—	(4,617)
Expiring 10/02/24	BNP	EUR	401	446,066	446,408	—	(342)
Expiring 10/02/24	BNP	EUR	400	446,070	445,294	776	—
Expiring 10/02/24	BNP	EUR	400	445,210	445,295	—	(85)
Expiring 10/02/24	BNP	EUR	398	439,816	443,068	—	(3,252)
Expiring 10/02/24	BNP	EUR	338	378,117	376,274	1,843	—
Expiring 10/02/24	BNP	EUR	335	369,366	372,935	—	(3,569)
Expiring 10/02/24	BNP	EUR	333	370,591	370,708	—	(117)
Expiring 10/02/24	BNP	EUR	331	366,949	368,482	—	(1,533)
Expiring 10/02/24	BNP	EUR	189	208,853	210,402	—	(1,549)
Expiring 10/02/24	BNP	EUR	184	205,004	204,835	169	—
Expiring 10/02/24	BNP	EUR	146	161,362	162,532	—	(1,170)
Expiring 10/02/24	BNP	EUR	140	155,085	155,853	—	(768)
Expiring 10/02/24	BNP	EUR	132	146,547	146,947	—	(400)
Expiring 10/02/24	BNP	EUR	18	19,948	20,038	—	(90)
Expiring 10/02/24	BOA	EUR	222	244,844	247,138	—	(2,294)
A70

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	BOA	EUR	222	$244,908	$247,138	$—	$(2,230)
Expiring 10/02/24	CITI	EUR	1,327	1,470,486	1,477,265	—	(6,779)
Expiring 10/02/24	CITI	EUR	670	738,863	745,868	—	(7,005)
Expiring 10/02/24	CITI	EUR	667	742,851	742,529	322	—
Expiring 10/02/24	CITI	EUR	663	735,087	738,075	—	(2,988)
Expiring 10/02/24	CITI	EUR	457	507,165	508,749	—	(1,584)
Expiring 10/02/24	CITI	EUR	403	444,835	448,635	—	(3,800)
Expiring 10/02/24	CITI	EUR	400	446,390	445,295	1,095	—
Expiring 10/02/24	CITI	EUR	400	446,605	445,294	1,311	—
Expiring 10/02/24	CITI	EUR	399	442,303	444,181	—	(1,878)
Expiring 10/02/24	CITI	EUR	399	446,397	444,182	2,215	—
Expiring 10/02/24	CITI	EUR	334	372,735	371,821	914	—
Expiring 10/02/24	CITI	EUR	332	370,370	369,595	775	—
Expiring 10/02/24	CITI	EUR	330	366,477	367,368	—	(891)
Expiring 10/02/24	CITI	EUR	278	308,986	309,480	—	(494)
Expiring 10/02/24	CITI	EUR	265	293,835	295,008	—	(1,173)
Expiring 10/02/24	CITI	EUR	200	223,327	222,647	680	—
Expiring 10/02/24	CITI	EUR	200	222,930	222,648	282	—
Expiring 10/02/24	CITI	EUR	105	116,950	116,890	60	—
Expiring 10/02/24	CITI	EUR	67	74,663	74,587	76	—
Expiring 10/02/24	CITI	EUR	67	74,736	74,587	149	—
Expiring 10/02/24	DB	EUR	34,235	38,219,957	38,111,653	108,304	—
Expiring 10/02/24	DB	EUR	7,096	7,902,389	7,899,526	2,863	—
Expiring 10/02/24	DB	EUR	668	744,125	743,642	483	—
Expiring 10/02/24	DB	EUR	329	368,283	366,255	2,028	—
Expiring 10/02/24	DB	EUR	199	221,749	221,534	215	—
Expiring 10/02/24	DB	EUR	104	115,322	115,777	—	(455)
Expiring 10/02/24	DB	EUR	67	74,722	74,587	135	—
Expiring 10/02/24	GSI	EUR	333	372,558	370,707	1,851	—
Expiring 10/02/24	GSI	EUR	331	367,078	368,482	—	(1,404)
Expiring 10/02/24	GSI	EUR	265	293,931	295,008	—	(1,077)
Expiring 10/02/24	GSI	EUR	226	251,442	251,592	—	(150)
Expiring 10/02/24	GSI	EUR	135	149,627	150,287	—	(660)
Expiring 10/02/24	GSI	EUR	99	109,777	110,210	—	(433)
Expiring 10/02/24	GSI	EUR	50	55,946	55,661	285	—
Expiring 10/02/24	GSI	EUR	50	55,757	55,662	95	—
Expiring 10/02/24	GSI	EUR	50	55,725	55,662	63	—
Expiring 10/02/24	HSBC	EUR	11,301	12,633,199	12,580,284	52,915	—
Expiring 10/02/24	HSBC	EUR	400	446,682	445,295	1,387	—
Expiring 10/02/24	HSBC	EUR	399	444,245	444,182	63	—
Expiring 10/02/24	HSBC	EUR	133	147,684	148,061	—	(377)
Expiring 10/02/24	JPM	EUR	1,223	1,353,145	1,361,720	—	(8,575)
Expiring 10/02/24	JPM	EUR	1,006	1,108,785	1,119,916	—	(11,131)
Expiring 10/02/24	JPM	EUR	667	742,723	742,529	194	—
Expiring 10/02/24	JPM	EUR	456	508,926	507,274	1,652	—
Expiring 10/02/24	JPM	EUR	449	503,069	499,843	3,226	—
Expiring 10/02/24	JPM	EUR	400	445,744	445,294	450	—
Expiring 10/02/24	JPM	EUR	356	393,499	396,473	—	(2,974)
Expiring 10/02/24	JPM	EUR	206	227,029	229,327	—	(2,298)
Expiring 10/02/24	JPM	EUR	200	223,848	222,647	1,201	—
Expiring 10/02/24	JPM	EUR	135	149,592	150,287	—	(695)
Expiring 10/02/24	JPM	EUR	22	24,409	24,491	—	(82)
Expiring 10/02/24	MSI	EUR	400	448,288	445,295	2,993	—
Expiring 10/02/24	RBC	EUR	401	442,135	446,408	—	(4,273)
Expiring 10/02/24	RBC	EUR	400	445,273	445,295	—	(22)
A71

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/02/24	RBC	EUR	333	$370,468	$370,708	$—	$(240)
Expiring 10/02/24	RBC	EUR	264	293,429	293,894	—	(465)
Expiring 10/02/24	RBC	EUR	66	73,532	73,473	59	—
Expiring 10/02/24	SG	EUR	668	744,034	743,642	392	—
Expiring 10/02/24	SG	EUR	668	743,759	743,642	117	—
Expiring 10/02/24	SG	EUR	400	445,473	445,294	179	—
Expiring 10/02/24	SG	EUR	335	369,240	372,934	—	(3,694)
Expiring 10/02/24	SG	EUR	335	369,054	372,934	—	(3,880)
Expiring 10/02/24	SG	EUR	335	369,605	372,934	—	(3,329)
Expiring 10/02/24	SG	EUR	334	371,500	371,821	—	(321)
Expiring 10/02/24	SG	EUR	334	371,779	371,821	—	(42)
Expiring 10/02/24	SG	EUR	333	370,619	370,708	—	(89)
Expiring 10/02/24	SG	EUR	332	368,512	369,595	—	(1,083)
Expiring 10/02/24	SG	EUR	330	366,361	367,368	—	(1,007)
Expiring 10/02/24	SG	EUR	268	296,213	298,347	—	(2,134)
Expiring 10/02/24	SG	EUR	132	146,460	146,948	—	(488)
Expiring 10/02/24	SG	EUR	67	74,542	74,587	—	(45)
Expiring 10/02/24	SG	EUR	67	74,709	74,587	122	—
Expiring 10/02/24	SSB	EUR	332	370,277	369,594	683	—
Expiring 10/02/24	SSB	EUR	268	297,348	298,348	—	(1,000)
Expiring 10/02/24	SSB	EUR	267	297,810	297,234	576	—
Expiring 10/02/24	SSB	EUR	265	293,894	295,008	—	(1,114)
Expiring 10/02/24	SSB	EUR	264	293,231	293,895	—	(664)
Expiring 10/02/24	SSB	EUR	256	284,905	284,971	—	(66)
Expiring 10/02/24	SSB	EUR	198	220,285	220,421	—	(136)
Expiring 10/02/24	SSB	EUR	67	74,775	74,587	188	—
Expiring 10/02/24	SSB	EUR	66	73,965	73,473	492	—
Expiring 10/02/24	TD	EUR	665	739,819	740,302	—	(483)
Expiring 10/02/24	TD	EUR	480	533,431	534,242	—	(811)
Expiring 10/02/24	TD	EUR	134	148,754	149,174	—	(420)
Expiring 10/02/24	TD	EUR	133	148,249	148,061	188	—
Expiring 10/02/24	TD	EUR	67	74,655	74,587	68	—
Expiring 10/02/24	TD	EUR	67	74,602	74,587	15	—
Expiring 10/02/24	UAG	EUR	335	371,700	372,934	—	(1,234)
Expiring 10/02/24	UAG	EUR	335	371,466	372,934	—	(1,468)
Expiring 10/02/24	UAG	EUR	267	297,975	297,234	741	—
Expiring 10/02/24	UAG	EUR	222	245,016	247,139	—	(2,123)
Expiring 10/02/24	UAG	EUR	201	223,859	223,761	98	—
Expiring 10/21/24	BARC	EUR	8,500	9,478,431	9,470,437	7,994	—
Expiring 10/21/24	CITI	EUR	1,460	1,604,488	1,627,075	—	(22,587)
Expiring 10/21/24	GSI	EUR	20,863	22,850,742	23,244,886	—	(394,144)
Expiring 10/21/24	HSBC	EUR	18,777	20,553,011	20,920,396	—	(367,385)
Expiring 10/21/24	JPM	EUR	4,956	5,480,950	5,521,840	—	(40,890)
Expiring 10/21/24	SSB	EUR	30,326	32,682,362	33,788,604	—	(1,106,242)
Expiring 10/21/24	SSB	EUR	22,773	24,896,761	25,372,433	—	(475,672)
Expiring 10/21/24	SSB	EUR	3,641	3,987,665	4,057,221	—	(69,556)
Expiring 11/01/24	GSI	EUR	50	55,953	55,736	217	—
Expiring 11/01/24	GSI	EUR	50	55,848	55,736	112	—
Expiring 11/01/24	GSI	EUR	50	55,895	55,736	159	—
Expiring 11/01/24	MSI	EUR	199	222,562	221,830	732	—
Expiring 11/04/24	CITI	EUR	300	335,555	334,452	1,103	—
Expiring 11/04/24	DB	EUR	36,214	40,384,495	40,372,813	11,682	—
Expiring 11/04/24	GSI	EUR	1,061	1,182,829	1,182,845	—	(16)
Expiring 11/04/24	GSI	EUR	66	73,918	73,580	338	—
Expiring 11/04/24	HSBC	EUR	597	668,599	665,560	3,039	—
A72

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 11/04/24	JPM	EUR	637	$710,529	$710,153	$376	$—
Expiring 11/04/24	RBC	EUR	332	370,878	370,127	751	—
Expiring 11/04/24	RBC	EUR	332	371,815	370,127	1,688	—
Expiring 11/04/24	SG	EUR	332	371,906	370,127	1,779	—
Expiring 11/04/24	SG	EUR	332	372,314	370,127	2,187	—
Expiring 11/04/24	SSB	EUR	332	372,180	370,127	2,053	—
Expiring 11/04/24	SSB	EUR	324	362,093	361,208	885	—
Expiring 11/04/24	SSB	EUR	199	222,015	221,853	162	—
Expiring 11/04/24	TD	EUR	293	327,000	326,648	352	—
Expiring 11/04/24	UAG	EUR	332	370,445	370,127	318	—
Expiring 11/05/24	GSI	EUR	789	881,725	879,587	2,138	—
Expiring 11/05/24	SSB	EUR	15,017	16,756,579	16,741,647	14,932	—
Hong Kong Dollar,
Expiring 04/16/25	BNP	HKD	2,990	384,868	385,540	—	(672)
Expiring 04/17/25	JPM	HKD	2,985	384,219	384,900	—	(681)
Expiring 05/12/25	MSI	HKD	5,010	645,868	646,200	—	(332)
Expiring 05/12/25	UAG	HKD	5,035	649,150	649,425	—	(275)
Expiring 06/18/25	SCB	HKD	4,270	550,648	550,989	—	(341)
Hungarian Forint,
Expiring 10/02/24	BARC	HUF	256,792	725,403	719,418	5,985	—
Expiring 10/02/24	BARC	HUF	16,320	45,365	45,721	—	(356)
Expiring 10/02/24	DB	HUF	85,680	238,269	240,038	—	(1,769)
Expiring 10/02/24	GSI	HUF	26,100	73,206	73,121	85	—
Expiring 10/21/24	UAG	HUF	506,019	1,386,000	1,416,573	—	(30,573)
Expiring 11/04/24	BARC	HUF	151,192	423,940	423,027	913	—
Expiring 11/04/24	DB	HUF	41,400	116,442	115,835	607	—
Indian Rupee,
Expiring 10/03/24	BARC	INR	34,590	412,824	412,727	97	—
Expiring 10/03/24	BOA	INR	2,820	33,588	33,648	—	(60)
Expiring 10/03/24	CITI	INR	11,180	133,431	133,400	31	—
Expiring 10/03/24	DB	INR	76,672	916,581	914,848	1,733	—
Expiring 10/03/24	DB	INR	76,671	915,803	914,837	966	—
Expiring 10/03/24	GSI	INR	6,910	82,469	82,450	19	—
Expiring 10/03/24	JPM	INR	49,370	589,220	589,082	138	—
Indonesian Rupiah,
Expiring 10/02/24	BARC	IDR	1,137,000	75,079	75,007	72	—
Expiring 10/02/24	BOA	IDR	940,000	61,077	62,011	—	(934)
Expiring 10/02/24	CITI	IDR	8,742,948	565,832	576,766	—	(10,934)
Expiring 10/02/24	CITI	IDR	7,170,000	473,455	473,000	455	—
Expiring 10/02/24	CITI	IDR	675,000	44,455	44,529	—	(74)
Expiring 10/02/24	CITI	IDR	342,000	22,612	22,562	50	—
Expiring 10/02/24	DB	IDR	2,278,000	147,730	150,278	—	(2,548)
Expiring 10/02/24	GSI	IDR	1,587,000	102,539	104,693	—	(2,154)
Expiring 10/02/24	JPM	IDR	2,254,000	145,975	148,695	—	(2,720)
Expiring 10/02/24	MSI	IDR	1,248,000	82,315	82,329	—	(14)
Expiring 11/04/24	CITI	IDR	14,506,948	958,035	953,660	4,375	—
Israeli Shekel,
Expiring 10/07/24	BARC	ILS	370	97,659	99,260	—	(1,601)
Expiring 10/07/24	CITI	ILS	1,950	532,673	523,127	9,546	—
Expiring 10/07/24	CITI	ILS	400	105,963	107,308	—	(1,345)
Expiring 10/07/24	DB	ILS	295	78,016	79,140	—	(1,124)
Expiring 10/07/24	HSBC	ILS	85	22,403	22,803	—	(400)
Expiring 10/07/24	UAG	ILS	230	62,088	61,703	385	—
Expiring 11/04/24	HSBC	ILS	950	256,279	255,059	1,220	—
Expiring 11/04/24	HSBC	ILS	320	85,945	85,915	30	—
A73

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/02/24	BARC	JPY	94,800	$675,693	$659,773	$15,920	$—
Expiring 10/02/24	BARC	JPY	93,863	660,339	653,252	7,087	—
Expiring 10/02/24	BARC	JPY	63,300	449,149	440,545	8,604	—
Expiring 10/02/24	BARC	JPY	63,200	445,561	439,849	5,712	—
Expiring 10/02/24	BARC	JPY	63,200	449,452	439,849	9,603	—
Expiring 10/02/24	BARC	JPY	62,547	434,953	435,305	—	(352)
Expiring 10/02/24	BARC	JPY	53,200	368,447	370,252	—	(1,805)
Expiring 10/02/24	BARC	JPY	52,700	371,517	366,773	4,744	—
Expiring 10/02/24	BARC	JPY	42,200	295,207	293,696	1,511	—
Expiring 10/02/24	BARC	JPY	42,200	300,261	293,697	6,564	—
Expiring 10/02/24	BARC	JPY	42,200	299,533	293,697	5,836	—
Expiring 10/02/24	BARC	JPY	42,200	295,056	293,696	1,360	—
Expiring 10/02/24	BARC	JPY	42,100	298,234	293,000	5,234	—
Expiring 10/02/24	BARC	JPY	31,295	218,024	217,802	222	—
Expiring 10/02/24	BARC	JPY	21,100	147,531	146,848	683	—
Expiring 10/02/24	BARC	JPY	21,100	148,033	146,848	1,185	—
Expiring 10/02/24	BARC	JPY	19,875	138,588	138,323	265	—
Expiring 10/02/24	BARC	JPY	19,825	138,239	137,975	264	—
Expiring 10/02/24	BARC	JPY	10,700	74,911	74,468	443	—
Expiring 10/02/24	BARC	JPY	10,700	74,778	74,468	310	—
Expiring 10/02/24	BARC	JPY	10,700	73,422	74,469	—	(1,047)
Expiring 10/02/24	BNP	JPY	983,675	6,820,393	6,846,022	—	(25,629)
Expiring 10/02/24	BNP	JPY	62,600	442,103	435,674	6,429	—
Expiring 10/02/24	BNP	JPY	53,500	373,609	372,341	1,268	—
Expiring 10/02/24	BNP	JPY	52,100	370,219	362,598	7,621	—
Expiring 10/02/24	BNP	JPY	52,100	370,314	362,597	7,717	—
Expiring 10/02/24	BNP	JPY	51,200	350,922	356,334	—	(5,412)
Expiring 10/02/24	BNP	JPY	42,800	298,327	297,873	454	—
Expiring 10/02/24	BNP	JPY	42,200	295,769	293,697	2,072	—
Expiring 10/02/24	BNP	JPY	42,200	295,765	293,697	2,068	—
Expiring 10/02/24	BNP	JPY	42,200	300,979	293,697	7,282	—
Expiring 10/02/24	BNP	JPY	38,800	274,950	270,034	4,916	—
Expiring 10/02/24	BNP	JPY	21,100	150,502	146,848	3,654	—
Expiring 10/02/24	BNP	JPY	21,100	149,678	146,848	2,830	—
Expiring 10/02/24	BNP	JPY	21,100	150,120	146,848	3,272	—
Expiring 10/02/24	BNP	JPY	16,000	110,097	111,354	—	(1,257)
Expiring 10/02/24	BNP	JPY	11,900	82,652	82,820	—	(168)
Expiring 10/02/24	BNP	JPY	10,700	73,092	74,468	—	(1,376)
Expiring 10/02/24	BOA	JPY	52,700	370,615	366,773	3,842	—
Expiring 10/02/24	CA	JPY	52,600	373,072	366,077	6,995	—
Expiring 10/02/24	CIBC	JPY	52,600	370,305	366,077	4,228	—
Expiring 10/02/24	CITI	JPY	106,600	744,085	741,897	2,188	—
Expiring 10/02/24	CITI	JPY	64,000	446,066	445,417	649	—
Expiring 10/02/24	CITI	JPY	63,900	436,966	444,721	—	(7,755)
Expiring 10/02/24	CITI	JPY	53,600	371,501	373,037	—	(1,536)
Expiring 10/02/24	CITI	JPY	53,600	370,110	373,036	—	(2,926)
Expiring 10/02/24	CITI	JPY	53,500	373,729	372,341	1,388	—
Expiring 10/02/24	CITI	JPY	52,700	368,528	366,773	1,755	—
Expiring 10/02/24	CITI	JPY	42,800	298,804	297,872	932	—
Expiring 10/02/24	CITI	JPY	42,700	297,581	297,177	404	—
Expiring 10/02/24	CITI	JPY	42,300	297,978	294,393	3,585	—
Expiring 10/02/24	CITI	JPY	42,200	295,665	293,697	1,968	—
Expiring 10/02/24	CITI	JPY	42,100	294,555	293,000	1,555	—
Expiring 10/02/24	CITI	JPY	42,100	296,832	293,001	3,831	—
Expiring 10/02/24	CITI	JPY	42,100	298,802	293,001	5,801	—
A74

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	CITI	JPY	42,100	$299,590	$293,001	$6,589	$—
Expiring 10/02/24	CITI	JPY	31,600	224,245	219,925	4,320	—
Expiring 10/02/24	CITI	JPY	24,100	166,600	167,728	—	(1,128)
Expiring 10/02/24	CITI	JPY	21,400	149,377	148,936	441	—
Expiring 10/02/24	CITI	JPY	21,300	147,529	148,241	—	(712)
Expiring 10/02/24	CITI	JPY	21,100	150,632	146,848	3,784	—
Expiring 10/02/24	CITI	JPY	19,875	138,526	138,322	204	—
Expiring 10/02/24	CITI	JPY	10,600	75,477	73,772	1,705	—
Expiring 10/02/24	CITI	JPY	10,400	74,520	72,381	2,139	—
Expiring 10/02/24	GSI	JPY	63,600	445,027	442,633	2,394	—
Expiring 10/02/24	GSI	JPY	59,625	413,853	414,968	—	(1,115)
Expiring 10/02/24	GSI	JPY	28,200	194,491	196,262	—	(1,771)
Expiring 10/02/24	GSI	JPY	19,875	138,591	138,323	268	—
Expiring 10/02/24	GSI	JPY	10,600	75,465	73,772	1,693	—
Expiring 10/02/24	HSBC	JPY	105,200	739,790	732,154	7,636	—
Expiring 10/02/24	HSBC	JPY	63,100	447,413	439,153	8,260	—
Expiring 10/02/24	HSBC	JPY	42,300	298,616	294,393	4,223	—
Expiring 10/02/24	HSBC	JPY	39,750	276,495	276,645	—	(150)
Expiring 10/02/24	HSBC	JPY	39,405	276,416	274,245	2,171	—
Expiring 10/02/24	HSBC	JPY	31,700	221,533	220,621	912	—
Expiring 10/02/24	HSBC	JPY	25,200	177,000	175,382	1,618	—
Expiring 10/02/24	HSBC	JPY	19,825	137,253	137,974	—	(721)
Expiring 10/02/24	JPM	JPY	63,000	436,543	438,457	—	(1,914)
Expiring 10/02/24	JPM	JPY	21,300	148,386	148,240	146	—
Expiring 10/02/24	JPM	JPY	10,600	73,867	73,772	95	—
Expiring 10/02/24	JPM	JPY	10,600	75,337	73,772	1,565	—
Expiring 10/02/24	MSI	JPY	63,300	449,875	440,545	9,330	—
Expiring 10/02/24	MSI	JPY	52,600	370,832	366,077	4,755	—
Expiring 10/02/24	MSI	JPY	42,200	300,784	293,697	7,087	—
Expiring 10/02/24	RBC	JPY	105,800	744,338	736,330	8,008	—
Expiring 10/02/24	RBC	JPY	105,500	737,779	734,242	3,537	—
Expiring 10/02/24	RBC	JPY	74,000	520,968	515,013	5,955	—
Expiring 10/02/24	RBC	JPY	63,500	447,643	441,937	5,706	—
Expiring 10/02/24	RBC	JPY	52,100	371,454	362,597	8,857	—
Expiring 10/02/24	RBC	JPY	42,100	298,482	293,000	5,482	—
Expiring 10/02/24	RBC	JPY	39,750	276,412	276,645	—	(233)
Expiring 10/02/24	RBC	JPY	31,295	223,287	217,802	5,485	—
Expiring 10/02/24	SCB	JPY	105,500	738,191	734,242	3,949	—
Expiring 10/02/24	SG	JPY	52,100	371,745	362,597	9,148	—
Expiring 10/02/24	SG	JPY	10,400	73,903	72,380	1,523	—
Expiring 10/02/24	SSB	JPY	52,100	371,119	362,597	8,522	—
Expiring 10/02/24	SSB	JPY	39,650	275,748	275,949	—	(201)
Expiring 10/02/24	SSB	JPY	31,600	220,470	219,924	546	—
Expiring 10/02/24	SSB	JPY	21,100	150,599	146,848	3,751	—
Expiring 10/02/24	SSB	JPY	10,400	73,906	72,380	1,526	—
Expiring 10/02/24	TD	JPY	46,900	334,791	326,407	8,384	—
Expiring 10/02/24	TD	JPY	22,100	157,648	153,808	3,840	—
Expiring 10/02/24	UAG	JPY	103,400	647,632	719,627	—	(71,995)
Expiring 10/02/24	UAG	JPY	53,300	366,785	370,949	—	(4,164)
Expiring 10/02/24	UAG	JPY	39,750	276,588	276,646	—	(58)
Expiring 10/02/24	UAG	JPY	25,711	180,014	178,939	1,075	—
Expiring 10/02/24	UAG	JPY	25,200	177,026	175,383	1,643	—
Expiring 10/02/24	UAG	JPY	21,300	148,451	148,240	211	—
Expiring 10/02/24	UAG	JPY	17,380	121,861	120,959	902	—
Expiring 10/02/24	UAG	JPY	13,300	93,842	92,563	1,279	—
A75

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/02/24	UAG	JPY	10,600	$75,499	$73,772	$1,727	$—
Expiring 10/02/24	UAG	JPY	6,415	45,002	44,646	356	—
Expiring 10/21/24	GSI	JPY	42,685	287,013	297,910	—	(10,897)
Expiring 11/01/24	CITI	JPY	53,700	371,739	375,406	—	(3,667)
Expiring 11/01/24	CITI	JPY	10,982	77,380	76,773	607	—
Expiring 11/01/24	GSI	JPY	53,700	376,111	375,405	706	—
Expiring 11/01/24	GSI	JPY	14,450	101,727	101,017	710	—
Expiring 11/01/24	GSI	JPY	3,468	24,432	24,244	188	—
Expiring 11/01/24	MSI	JPY	21,500	150,530	150,302	228	—
Expiring 11/01/24	MSI	JPY	13,500	94,841	94,375	466	—
Expiring 11/01/24	RBC	JPY	54,000	380,840	377,503	3,337	—
Expiring 11/01/24	RBC	JPY	53,700	377,770	375,405	2,365	—
Expiring 11/01/24	SSB	JPY	42,900	302,323	299,904	2,419	—
Expiring 11/01/24	SSB	JPY	32,200	227,303	225,104	2,199	—
Expiring 11/01/24	SSB	JPY	14,900	104,533	104,163	370	—
Expiring 11/01/24	UAG	JPY	928,075	6,524,551	6,487,977	36,574	—
Expiring 11/18/24	BNP	JPY	257,750	1,755,683	1,805,396	—	(49,713)
Expiring 11/25/24	JPM	JPY	213,750	1,483,769	1,498,405	—	(14,636)
Malaysian Ringgit,
Expiring 10/02/24	BNP	MYR	250	57,696	60,624	—	(2,928)
Expiring 10/02/24	BNP	MYR	100	24,197	24,250	—	(53)
Expiring 10/02/24	HSBC	MYR	190	45,896	46,074	—	(178)
Expiring 10/02/24	SCB	MYR	1,435	331,127	347,981	—	(16,854)
Expiring 10/02/24	SCB	MYR	270	62,477	65,474	—	(2,997)
Expiring 11/04/24	BNP	MYR	2,145	519,956	519,840	116	—
Mexican Peso,
Expiring 10/02/24	BARC	MXN	6,500	324,866	330,014	—	(5,148)
Expiring 10/02/24	BARC	MXN	5,340	267,824	271,119	—	(3,295)
Expiring 10/02/24	BARC	MXN	1,770	88,792	89,865	—	(1,073)
Expiring 10/02/24	BARC	MXN	1,400	69,957	71,080	—	(1,123)
Expiring 10/02/24	BARC	MXN	1,230	63,457	62,448	1,009	—
Expiring 10/02/24	BNP	MXN	5,700	294,266	289,396	4,870	—
Expiring 10/02/24	BNP	MXN	2,960	148,766	150,283	—	(1,517)
Expiring 10/02/24	BNP	MXN	2,890	148,337	146,729	1,608	—
Expiring 10/02/24	BNP	MXN	1,220	62,662	61,941	721	—
Expiring 10/02/24	CA	MXN	2,870	148,847	145,714	3,133	—
Expiring 10/02/24	CITI	MXN	6,600	328,862	335,091	—	(6,229)
Expiring 10/02/24	CITI	MXN	5,920	297,659	300,566	—	(2,907)
Expiring 10/02/24	CITI	MXN	5,160	263,185	261,980	1,205	—
Expiring 10/02/24	CITI	MXN	2,930	146,856	148,760	—	(1,904)
Expiring 10/02/24	CITI	MXN	2,930	145,845	148,760	—	(2,915)
Expiring 10/02/24	CITI	MXN	2,890	147,839	146,729	1,110	—
Expiring 10/02/24	CITI	MXN	2,870	148,228	145,714	2,514	—
Expiring 10/02/24	CITI	MXN	560	28,068	28,432	—	(364)
Expiring 10/02/24	CITI	MXN	470	24,133	23,863	270	—
Expiring 10/02/24	CITI	MXN	440	22,962	22,339	623	—
Expiring 10/02/24	GSI	MXN	7,000	353,487	355,399	—	(1,912)
Expiring 10/02/24	GSI	MXN	4,430	222,393	224,917	—	(2,524)
Expiring 10/02/24	GSI	MXN	2,560	129,447	129,974	—	(527)
Expiring 10/02/24	GSI	MXN	1,470	73,210	74,634	—	(1,424)
Expiring 10/02/24	GSI	MXN	780	39,435	39,601	—	(166)
Expiring 10/02/24	GSI	MXN	730	36,507	37,063	—	(556)
Expiring 10/02/24	GSI	MXN	500	25,038	25,386	—	(348)
Expiring 10/02/24	HSBC	MXN	1,420	71,895	72,095	—	(200)
Expiring 10/02/24	MSI	MXN	26,232	1,325,881	1,331,833	—	(5,952)
A76

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/02/24	MSI	MXN	4,440	$221,474	$225,425	$—	$(3,951)
Expiring 10/02/24	MSI	MXN	2,960	147,860	150,283	—	(2,423)
Expiring 10/02/24	MSI	MXN	2,960	148,307	150,283	—	(1,976)
Expiring 10/02/24	MSI	MXN	2,960	148,954	150,283	—	(1,329)
Expiring 10/02/24	MSI	MXN	1,470	73,179	74,634	—	(1,455)
Expiring 10/02/24	MSI	MXN	1,030	51,548	52,295	—	(747)
Expiring 10/02/24	SG	MXN	1,450	74,319	73,618	701	—
Expiring 10/02/24	SSB	MXN	5,860	293,423	297,520	—	(4,097)
Expiring 10/02/24	SSB	MXN	5,240	272,028	266,041	5,987	—
Expiring 10/02/24	UAG	MXN	26,826	1,371,747	1,361,990	9,757	—
Expiring 10/02/24	UAG	MXN	20,600	1,061,903	1,045,888	16,015	—
Expiring 10/02/24	UAG	MXN	1,860	94,625	94,434	191	—
Expiring 10/02/24	UAG	MXN	1,450	72,276	73,619	—	(1,343)
Expiring 11/04/24	SSB	MXN	5,800	293,784	292,938	846	—
Expiring 11/04/24	SSB	MXN	2,910	147,573	146,974	599	—
Expiring 11/04/24	SSB	MXN	2,890	146,392	145,964	428	—
Expiring 11/04/24	TD	MXN	2,910	147,649	146,974	675	—
Expiring 11/04/24	UAG	MXN	61,502	3,128,906	3,106,252	22,654	—
Expiring 12/18/24	JPM	MXN	22,808	1,167,999	1,144,335	23,664	—
New Taiwanese Dollar,
Expiring 10/02/24	BNP	TWD	2,485	77,413	78,495	—	(1,082)
Expiring 10/02/24	CITI	TWD	11,576	363,682	365,655	—	(1,973)
Expiring 10/02/24	CITI	TWD	5,910	184,601	186,681	—	(2,080)
Expiring 10/02/24	DB	TWD	7,781	242,437	245,782	—	(3,345)
Expiring 10/02/24	DB	TWD	2,810	87,936	88,760	—	(824)
Expiring 10/02/24	DB	TWD	1,970	61,514	62,227	—	(713)
Expiring 10/02/24	DB	TWD	65	2,040	2,053	—	(13)
Expiring 10/02/24	GSI	TWD	3,915	123,744	123,665	79	—
Expiring 10/02/24	JPM	TWD	14,622	462,166	461,871	295	—
Expiring 10/02/24	JPM	TWD	7,135	223,493	225,376	—	(1,883)
Expiring 12/18/24	BOA	TWD	52,796	1,666,999	1,683,906	—	(16,907)
Expiring 12/18/24	CITI	TWD	179,609	5,585,717	5,728,595	—	(142,878)
Expiring 12/18/24	JPM	TWD	94,196	2,977,498	3,004,372	—	(26,874)
Expiring 12/18/24	JPM	TWD	61,275	1,940,000	1,954,354	—	(14,354)
Expiring 12/18/24	MSI	TWD	108,577	3,439,999	3,463,038	—	(23,039)
New Zealand Dollar,
Expiring 10/02/24	BARC	NZD	600	370,968	381,179	—	(10,211)
Expiring 10/02/24	BARC	NZD	600	375,327	381,178	—	(5,851)
Expiring 10/02/24	BARC	NZD	480	296,607	304,943	—	(8,336)
Expiring 10/02/24	BARC	NZD	470	292,079	298,590	—	(6,511)
Expiring 10/02/24	BARC	NZD	360	222,901	228,707	—	(5,806)
Expiring 10/02/24	BARC	NZD	240	148,594	152,472	—	(3,878)
Expiring 10/02/24	BARC	NZD	240	148,387	152,471	—	(4,084)
Expiring 10/02/24	BARC	NZD	240	149,312	152,472	—	(3,160)
Expiring 10/02/24	BARC	NZD	235	146,573	149,295	—	(2,722)
Expiring 10/02/24	BNP	NZD	705	440,057	447,885	—	(7,828)
Expiring 10/02/24	BNP	NZD	600	371,351	381,179	—	(9,828)
Expiring 10/02/24	BNP	NZD	420	262,971	266,825	—	(3,854)
Expiring 10/02/24	BNP	NZD	245	154,575	155,648	—	(1,073)
Expiring 10/02/24	BNP	NZD	240	148,490	152,472	—	(3,982)
Expiring 10/02/24	BNP	NZD	171	104,587	108,636	—	(4,049)
Expiring 10/02/24	BNP	NZD	171	104,568	108,636	—	(4,068)
Expiring 10/02/24	BNP	NZD	153	95,245	97,201	—	(1,956)
Expiring 10/02/24	BNP	NZD	137	83,885	87,036	—	(3,151)
Expiring 10/02/24	BNP	NZD	105	65,797	66,707	—	(910)
A77

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/02/24	BNP	NZD	105	$65,761	$66,706	$—	$(945)
Expiring 10/02/24	CBA	NZD	1,838	1,167,314	1,167,677	—	(363)
Expiring 10/02/24	CITI	NZD	705	447,113	447,885	—	(772)
Expiring 10/02/24	CITI	NZD	355	222,036	225,530	—	(3,494)
Expiring 10/02/24	CITI	NZD	305	189,751	193,766	—	(4,015)
Expiring 10/02/24	CITI	NZD	210	130,989	133,412	—	(2,423)
Expiring 10/02/24	DB	NZD	235	146,902	149,295	—	(2,393)
Expiring 10/02/24	GSI	NZD	360	221,406	228,707	—	(7,301)
Expiring 10/02/24	HSBC	NZD	713	441,443	452,967	—	(11,524)
Expiring 10/02/24	HSBC	NZD	710	442,508	451,062	—	(8,554)
Expiring 10/02/24	JPM	NZD	4,410	2,741,094	2,801,662	—	(60,568)
Expiring 10/02/24	JPM	NZD	1,000	619,760	635,297	—	(15,537)
Expiring 10/02/24	JPM	NZD	160	101,136	101,647	—	(511)
Expiring 10/02/24	JPM	NZD	152	94,670	96,565	—	(1,895)
Expiring 10/02/24	JPM	NZD	150	93,846	95,294	—	(1,448)
Expiring 10/02/24	JPM	NZD	110	68,650	69,882	—	(1,232)
Expiring 10/02/24	MSI	NZD	4,706	2,933,909	2,989,710	—	(55,801)
Expiring 10/02/24	MSI	NZD	600	374,110	381,179	—	(7,069)
Expiring 10/02/24	MSI	NZD	470	294,018	298,589	—	(4,571)
Expiring 10/02/24	MSI	NZD	240	147,223	152,471	—	(5,248)
Expiring 10/02/24	MSI	NZD	240	147,118	152,471	—	(5,353)
Expiring 10/02/24	RBC	NZD	720	447,467	457,414	—	(9,947)
Expiring 10/02/24	RBC	NZD	720	440,503	457,414	—	(16,911)
Expiring 10/02/24	RBC	NZD	600	368,692	381,179	—	(12,487)
Expiring 10/02/24	RBC	NZD	360	225,713	228,707	—	(2,994)
Expiring 10/02/24	RBC	NZD	240	149,729	152,471	—	(2,742)
Expiring 10/02/24	RBC	NZD	210	131,547	133,412	—	(1,865)
Expiring 10/02/24	RBC	NZD	206	126,033	130,871	—	(4,838)
Expiring 10/02/24	SSB	NZD	235	148,462	149,294	—	(832)
Expiring 10/02/24	SSB	NZD	235	148,102	149,294	—	(1,192)
Expiring 10/02/24	SSB	NZD	235	148,250	149,295	—	(1,045)
Expiring 10/02/24	SSB	NZD	120	74,219	76,236	—	(2,017)
Expiring 10/02/24	TD	NZD	240	147,136	152,471	—	(5,335)
Expiring 10/02/24	UAG	NZD	235	147,295	149,295	—	(2,000)
Expiring 10/02/24	WBC	NZD	240	148,564	152,472	—	(3,908)
Expiring 10/02/24	WBC	NZD	240	150,594	152,472	—	(1,878)
Expiring 11/04/24	CBA	NZD	9,241	5,869,514	5,871,473	—	(1,959)
Expiring 11/04/24	JPM	NZD	585	371,455	371,692	—	(237)
Expiring 11/04/24	JPM	NZD	235	149,316	149,312	4	—
Expiring 11/04/24	SSB	NZD	465	295,201	295,448	—	(247)
Expiring 11/04/24	SSB	NZD	235	149,341	149,312	29	—
Expiring 11/04/24	TD	NZD	465	295,385	295,448	—	(63)
Norwegian Krone,
Expiring 10/02/24	BARC	NOK	3,200	293,986	303,239	—	(9,253)
Expiring 10/02/24	BARC	NOK	3,080	293,627	291,868	1,759	—
Expiring 10/02/24	BNP	NOK	4,700	441,549	445,382	—	(3,833)
Expiring 10/02/24	BNP	NOK	3,220	299,004	305,135	—	(6,131)
Expiring 10/02/24	BNP	NOK	3,220	299,033	305,134	—	(6,101)
Expiring 10/02/24	BNP	NOK	3,150	296,840	298,501	—	(1,661)
Expiring 10/02/24	BNP	NOK	3,120	297,419	295,659	1,760	—
Expiring 10/02/24	BNP	NOK	1,600	148,282	151,620	—	(3,338)
Expiring 10/02/24	BNP	NOK	1,600	149,811	151,619	—	(1,808)
Expiring 10/02/24	BNP	NOK	1,580	148,878	149,724	—	(846)
Expiring 10/02/24	BNP	NOK	1,420	133,944	134,563	—	(619)
Expiring 10/02/24	BNP	NOK	1,160	110,347	109,924	423	—
A78

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/02/24	BNP	NOK	798	$76,459	$75,620	$839	$—
Expiring 10/02/24	BNP	NOK	764	73,305	72,398	907	—
Expiring 10/02/24	BNP	NOK	319	30,563	30,230	333	—
Expiring 10/02/24	CITI	NOK	4,720	446,116	447,278	—	(1,162)
Expiring 10/02/24	CITI	NOK	3,791	359,845	359,243	602	—
Expiring 10/02/24	CITI	NOK	3,115	295,658	295,184	474	—
Expiring 10/02/24	CITI	NOK	3,080	293,429	291,868	1,561	—
Expiring 10/02/24	CITI	NOK	889	84,550	84,244	306	—
Expiring 10/02/24	DB	NOK	1,144	108,798	108,408	390	—
Expiring 10/02/24	GSI	NOK	3,220	298,872	305,135	—	(6,263)
Expiring 10/02/24	GSI	NOK	3,200	295,830	303,240	—	(7,410)
Expiring 10/02/24	GSI	NOK	1,570	148,787	148,777	10	—
Expiring 10/02/24	GSI	NOK	1,560	147,244	147,829	—	(585)
Expiring 10/02/24	GSI	NOK	1,550	145,944	146,882	—	(938)
Expiring 10/02/24	GSI	NOK	1,540	146,977	145,933	1,044	—
Expiring 10/02/24	GSI	NOK	568	53,495	53,825	—	(330)
Expiring 10/02/24	JPM	NOK	1,730	164,709	163,939	770	—
Expiring 10/02/24	JPM	NOK	990	94,233	93,814	419	—
Expiring 10/02/24	JPM	NOK	969	92,898	91,825	1,073	—
Expiring 10/02/24	JPM	NOK	930	87,759	88,129	—	(370)
Expiring 10/02/24	JPM	NOK	852	80,318	80,737	—	(419)
Expiring 10/02/24	MSI	NOK	4,650	441,451	440,645	806	—
Expiring 10/02/24	RBC	NOK	1,570	148,291	148,777	—	(486)
Expiring 10/02/24	SG	NOK	3,080	293,423	291,867	1,556	—
Expiring 10/02/24	SG	NOK	3,080	293,121	291,868	1,253	—
Expiring 10/02/24	SG	NOK	1,605	152,362	152,094	268	—
Expiring 10/02/24	SG	NOK	1,600	148,225	151,620	—	(3,395)
Expiring 10/02/24	SG	NOK	1,600	148,190	151,620	—	(3,430)
Expiring 10/02/24	UAG	NOK	13,068	1,240,437	1,238,353	2,084	—
Expiring 11/04/24	BARC	NOK	2,340	222,915	221,818	1,097	—
Expiring 11/04/24	DB	NOK	1,560	148,333	147,879	454	—
Expiring 11/04/24	UAG	NOK	1,144	108,627	108,445	182	—
Peruvian Nuevo Sol,
Expiring 10/02/24	BOA	PEN	1,532	413,406	413,273	133	—
Expiring 10/02/24	BOA	PEN	155	40,978	41,813	—	(835)
Expiring 10/02/24	CITI	PEN	1,197	319,780	322,903	—	(3,123)
Expiring 10/02/24	GSI	PEN	180	47,615	48,557	—	(942)
Expiring 10/02/24	SCB	PEN	155	40,957	41,813	—	(856)
Expiring 11/04/24	BOA	PEN	1,687	451,794	454,846	—	(3,052)
Expiring 12/18/24	BOA	PEN	4,298	1,130,333	1,158,579	—	(28,246)
Philippine Peso,
Expiring 10/02/24	BARC	PHP	4,360	77,829	77,755	74	—
Expiring 12/18/24	CITI	PHP	133,987	2,387,000	2,386,405	595	—
Expiring 12/18/24	CITI	PHP	91,893	1,643,000	1,636,679	6,321	—
Expiring 12/18/24	HSBC	PHP	54,833	976,482	976,621	—	(139)
Polish Zloty,
Expiring 10/02/24	BARC	PLN	1,817	470,180	472,004	—	(1,824)
Expiring 10/02/24	BARC	PLN	652	167,276	169,388	—	(2,112)
Expiring 10/02/24	BARC	PLN	604	154,692	156,918	—	(2,226)
Expiring 10/02/24	BARC	PLN	320	82,279	83,135	—	(856)
Expiring 10/02/24	BNP	PLN	285	74,535	74,042	493	—
Expiring 10/02/24	BNP	PLN	240	62,365	62,352	13	—
Expiring 10/02/24	BNP	PLN	237	60,756	61,572	—	(816)
Expiring 10/02/24	BNP	PLN	59	15,124	15,328	—	(204)
Expiring 10/02/24	BNP	PLN	59	15,115	15,328	—	(213)
A79

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/02/24	BOA	PLN	284	$72,744	$73,783	$—	$(1,039)
Expiring 10/02/24	DB	PLN	455	116,995	118,208	—	(1,213)
Expiring 10/02/24	GSI	PLN	85	21,984	22,083	—	(99)
Expiring 10/02/24	HSBC	PLN	85	21,948	22,083	—	(135)
Expiring 10/02/24	JPM	PLN	200	51,405	51,960	—	(555)
Expiring 10/02/24	JPM	PLN	140	36,472	36,372	100	—
Expiring 10/02/24	JPM	PLN	115	30,104	29,877	227	—
Expiring 10/02/24	JPM	PLN	85	22,153	22,083	70	—
Expiring 10/02/24	JPM	PLN	85	22,115	22,083	32	—
Expiring 10/02/24	MSI	PLN	1,294	337,284	336,227	1,057	—
Expiring 10/02/24	RBC	PLN	285	74,468	74,042	426	—
Expiring 10/02/24	SG	PLN	115	30,135	29,877	258	—
Expiring 10/02/24	UAG	PLN	225	59,031	58,455	576	—
Expiring 10/21/24	BOA	PLN	4,948	1,253,000	1,284,916	—	(31,916)
Expiring 11/04/24	DB	PLN	1,105	287,209	286,857	352	—
Expiring 11/04/24	DB	PLN	595	154,839	154,461	378	—
Expiring 11/04/24	MSI	PLN	1,031	268,504	267,647	857	—
Romanian Leu,
Expiring 10/02/24	BARC	RON	502	112,364	112,304	60	—
Expiring 10/02/24	BNP	RON	546	122,254	122,148	106	—
Expiring 10/02/24	CITI	RON	215	48,107	48,098	9	—
Expiring 10/02/24	GSI	RON	273	61,070	61,074	—	(4)
Expiring 10/02/24	SG	RON	495	110,836	110,739	97	—
Expiring 10/02/24	SSB	RON	282	63,161	63,087	74	—
Expiring 10/02/24	UAG	RON	366	81,936	81,879	57	—
Expiring 11/04/24	BARC	RON	502	112,284	112,259	25	—
Expiring 11/04/24	BNP	RON	546	122,130	122,098	32	—
Expiring 11/04/24	SG	RON	495	110,731	110,693	38	—
Expiring 11/04/24	UAG	RON	366	81,857	81,846	11	—
Singapore Dollar,
Expiring 10/02/24	BARC	SGD	35	27,030	27,235	—	(205)
Expiring 10/02/24	BOA	SGD	35	26,960	27,235	—	(275)
Expiring 10/02/24	CITI	SGD	190	146,110	147,845	—	(1,735)
Expiring 10/02/24	JPM	SGD	385	295,060	299,580	—	(4,520)
Expiring 10/02/24	JPM	SGD	185	142,238	143,954	—	(1,716)
Expiring 10/02/24	MSI	SGD	795	611,176	618,613	—	(7,437)
Expiring 10/02/24	SCB	SGD	50	38,913	38,907	6	—
Expiring 11/04/24	JPM	SGD	836	653,353	651,363	1,990	—
Expiring 12/18/24	CITI	SGD	5,168	3,976,841	4,037,082	—	(60,241)
South African Rand,
Expiring 10/02/24	BARC	ZAR	1,320	75,052	76,387	—	(1,335)
Expiring 10/02/24	BOA	ZAR	4,710	269,397	272,564	—	(3,167)
Expiring 10/02/24	CITI	ZAR	4,670	266,583	270,249	—	(3,666)
Expiring 10/02/24	CITI	ZAR	2,080	115,729	120,368	—	(4,639)
Expiring 10/02/24	GSI	ZAR	1,950	110,030	112,845	—	(2,815)
Expiring 10/02/24	GSI	ZAR	1,700	95,416	98,378	—	(2,962)
Expiring 10/02/24	HSBC	ZAR	3,910	220,438	226,269	—	(5,831)
Expiring 10/02/24	JPM	ZAR	4,590	266,312	265,619	693	—
Expiring 10/02/24	MSI	ZAR	33,026	1,858,473	1,911,189	—	(52,716)
Expiring 10/02/24	UAG	ZAR	1,320	74,024	76,387	—	(2,363)
Expiring 11/04/24	BNP	ZAR	1,910	111,081	110,212	869	—
Expiring 11/04/24	CITI	ZAR	1,910	111,112	110,212	900	—
Expiring 11/04/24	MSI	ZAR	40,756	2,367,154	2,351,742	15,412	—
South Korean Won,
Expiring 10/02/24	BARC	KRW	2,212,609	1,670,146	1,688,039	—	(17,893)
A80

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/02/24	BARC	KRW	2,160,020	$1,636,875	$1,647,918	$—	$(11,043)
Expiring 10/02/24	CITI	KRW	2,160,020	1,630,598	1,647,918	—	(17,320)
Expiring 10/02/24	CITI	KRW	989,800	744,771	755,137	—	(10,366)
Expiring 10/02/24	CITI	KRW	720,789	546,218	549,903	—	(3,685)
Expiring 10/02/24	CITI	KRW	592,380	445,231	451,937	—	(6,706)
Expiring 10/02/24	CITI	KRW	495,350	372,320	377,911	—	(5,591)
Expiring 10/02/24	CITI	KRW	296,090	222,440	225,892	—	(3,452)
Expiring 10/02/24	CITI	KRW	265,350	198,988	202,441	—	(3,453)
Expiring 10/02/24	CITI	KRW	197,470	148,664	150,654	—	(1,990)
Expiring 10/02/24	CITI	KRW	196,710	147,474	150,073	—	(2,599)
Expiring 10/02/24	CITI	KRW	196,710	149,145	150,074	—	(929)
Expiring 10/02/24	CITI	KRW	148,817	112,621	113,535	—	(914)
Expiring 10/02/24	CITI	KRW	13,830	10,408	10,551	—	(143)
Expiring 10/02/24	DB	KRW	589,440	442,523	449,695	—	(7,172)
Expiring 10/02/24	GSI	KRW	592,270	448,825	451,853	—	(3,028)
Expiring 10/02/24	JPM	KRW	813,200	616,247	620,404	—	(4,157)
Expiring 10/02/24	JPM	KRW	396,250	297,655	302,306	—	(4,651)
Expiring 10/02/24	JPM	KRW	392,600	293,445	299,522	—	(6,077)
Expiring 10/02/24	JPM	KRW	259,070	194,461	197,650	—	(3,189)
Expiring 10/02/24	MSI	KRW	578,360	438,284	441,241	—	(2,957)
Expiring 10/02/24	MSI	KRW	110,900	84,043	84,607	—	(564)
Expiring 11/04/24	BARC	KRW	2,160,020	1,633,471	1,640,282	—	(6,811)
Expiring 11/04/24	CITI	KRW	592,010	447,916	449,563	—	(1,647)
Expiring 11/04/24	CITI	KRW	296,430	224,568	225,104	—	(536)
Expiring 11/04/24	CITI	KRW	197,620	150,316	150,070	246	—
Expiring 11/04/24	GSI	KRW	589,800	451,781	447,884	3,897	—
Expiring 12/18/24	BOA	KRW	1,623,978	1,213,990	1,236,259	—	(22,269)
Expiring 12/18/24	MSI	KRW	5,547,858	4,173,754	4,223,326	—	(49,572)
Swedish Krona,
Expiring 10/02/24	BARC	SEK	4,610	443,531	453,968	—	(10,437)
Expiring 10/02/24	BARC	SEK	4,550	449,491	448,061	1,430	—
Expiring 10/02/24	BARC	SEK	2,265	222,434	223,046	—	(612)
Expiring 10/02/24	BARC	SEK	1,500	146,245	147,712	—	(1,467)
Expiring 10/02/24	BARC	SEK	760	74,367	74,840	—	(473)
Expiring 10/02/24	BNP	SEK	4,530	447,619	446,091	1,528	—
Expiring 10/02/24	BNP	SEK	3,790	372,515	373,220	—	(705)
Expiring 10/02/24	BNP	SEK	3,780	371,400	372,234	—	(834)
Expiring 10/02/24	BNP	SEK	3,780	371,586	372,234	—	(648)
Expiring 10/02/24	BNP	SEK	3,020	296,064	297,394	—	(1,330)
Expiring 10/02/24	BNP	SEK	2,990	291,946	294,440	—	(2,494)
Expiring 10/02/24	BNP	SEK	2,265	221,221	223,046	—	(1,825)
Expiring 10/02/24	BNP	SEK	2,250	217,989	221,568	—	(3,579)
Expiring 10/02/24	BNP	SEK	2,095	205,081	206,305	—	(1,224)
Expiring 10/02/24	BNP	SEK	1,700	166,972	167,407	—	(435)
Expiring 10/02/24	BNP	SEK	1,510	148,184	148,697	—	(513)
Expiring 10/02/24	BNP	SEK	1,510	145,733	148,697	—	(2,964)
Expiring 10/02/24	BNP	SEK	1,500	146,032	147,712	—	(1,680)
Expiring 10/02/24	BNP	SEK	1,500	147,512	147,713	—	(201)
Expiring 10/02/24	BNP	SEK	1,078	103,795	106,156	—	(2,361)
Expiring 10/02/24	BNP	SEK	960	93,618	94,535	—	(917)
Expiring 10/02/24	BNP	SEK	760	74,622	74,841	—	(219)
Expiring 10/02/24	BNP	SEK	750	73,212	73,856	—	(644)
Expiring 10/02/24	BOA	SEK	3,070	296,064	302,317	—	(6,253)
Expiring 10/02/24	CBA	SEK	1,510	149,016	148,697	319	—
Expiring 10/02/24	CITI	SEK	3,070	297,662	302,317	—	(4,655)
A81

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/02/24	CITI	SEK	1,500	$146,243	$147,712	$—	$(1,469)
Expiring 10/02/24	CITI	SEK	1,490	146,067	146,727	—	(660)
Expiring 10/02/24	CITI	SEK	1,077	103,661	106,057	—	(2,396)
Expiring 10/02/24	CITI	SEK	760	74,719	74,841	—	(122)
Expiring 10/02/24	CITI	SEK	750	73,846	73,857	—	(11)
Expiring 10/02/24	CITI	SEK	680	66,707	66,963	—	(256)
Expiring 10/02/24	CITI	SEK	587	57,527	57,805	—	(278)
Expiring 10/02/24	DB	SEK	3,010	296,655	296,409	246	—
Expiring 10/02/24	DB	SEK	750	73,820	73,856	—	(36)
Expiring 10/02/24	GSI	SEK	2,155	207,838	212,213	—	(4,375)
Expiring 10/02/24	HSBC	SEK	20,426	2,012,039	2,011,445	594	—
Expiring 10/02/24	HSBC	SEK	2,265	220,889	223,046	—	(2,157)
Expiring 10/02/24	JPM	SEK	4,510	444,585	444,121	464	—
Expiring 10/02/24	JPM	SEK	1,510	145,884	148,697	—	(2,813)
Expiring 10/02/24	JPM	SEK	460	45,085	45,298	—	(213)
Expiring 10/02/24	JPM	SEK	280	27,411	27,572	—	(161)
Expiring 10/02/24	MSI	SEK	3,000	296,503	295,424	1,079	—
Expiring 10/02/24	RBC	SEK	1,020	100,065	100,444	—	(379)
Expiring 10/02/24	SSB	SEK	760	74,423	74,841	—	(418)
Expiring 10/02/24	SSB	SEK	524	51,240	51,601	—	(361)
Expiring 10/02/24	SSB	SEK	220	21,488	21,664	—	(176)
Expiring 10/02/24	UAG	SEK	3,060	294,843	301,333	—	(6,490)
Expiring 10/02/24	UAG	SEK	1,530	149,260	150,666	—	(1,406)
Expiring 10/02/24	UAG	SEK	1,510	148,339	148,697	—	(358)
Expiring 10/02/24	UAG	SEK	760	74,576	74,841	—	(265)
Expiring 10/02/24	UAG	SEK	524	51,261	51,601	—	(340)
Expiring 11/04/24	BNP	SEK	815	81,052	80,390	662	—
Expiring 11/04/24	BNP	SEK	815	80,953	80,390	563	—
Expiring 11/04/24	DB	SEK	1,500	149,177	147,958	1,219	—
Expiring 11/04/24	MSI	SEK	1,630	162,128	160,781	1,347	—
Expiring 11/04/24	SG	SEK	1,500	149,084	147,958	1,126	—
Expiring 11/04/24	UAG	SEK	37,837	3,745,236	3,732,177	13,059	—
Swiss Franc,
Expiring 10/02/24	BARC	CHF	375	446,759	443,181	3,578	—
Expiring 10/02/24	BNP	CHF	380	449,445	449,090	355	—
Expiring 10/02/24	BNP	CHF	375	443,631	443,181	450	—
Expiring 10/02/24	BNP	CHF	250	296,108	295,454	654	—
Expiring 10/02/24	BNP	CHF	250	296,791	295,454	1,337	—
Expiring 10/02/24	BNP	CHF	250	295,515	295,454	61	—
Expiring 10/02/24	BNP	CHF	185	218,452	218,636	—	(184)
Expiring 10/02/24	BNP	CHF	125	147,958	147,727	231	—
Expiring 10/02/24	CITI	CHF	375	446,480	443,181	3,299	—
Expiring 10/02/24	CITI	CHF	315	373,214	372,272	942	—
Expiring 10/02/24	CITI	CHF	315	371,519	372,272	—	(753)
Expiring 10/02/24	CITI	CHF	315	370,171	372,272	—	(2,101)
Expiring 10/02/24	CITI	CHF	315	373,571	372,272	1,299	—
Expiring 10/02/24	CITI	CHF	310	364,572	366,362	—	(1,790)
Expiring 10/02/24	CITI	CHF	250	296,023	295,454	569	—
Expiring 10/02/24	CITI	CHF	236	277,489	278,908	—	(1,419)
Expiring 10/02/24	CITI	CHF	125	147,800	147,727	73	—
Expiring 10/02/24	CITI	CHF	125	148,604	147,727	877	—
Expiring 10/02/24	CITI	CHF	125	148,626	147,727	899	—
Expiring 10/02/24	CITI	CHF	125	148,132	147,727	405	—
Expiring 10/02/24	CITI	CHF	60	71,459	70,909	550	—
Expiring 10/02/24	DB	CHF	125	147,736	147,727	9	—
A82

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/02/24	GSI	CHF	2,679	$3,189,305	$3,166,085	$23,220	$—
Expiring 10/02/24	GSI	CHF	473	557,463	558,999	—	(1,536)
Expiring 10/02/24	GSI	CHF	236	278,396	278,909	—	(513)
Expiring 10/02/24	GSI	CHF	65	77,036	76,818	218	—
Expiring 10/02/24	HSBC	CHF	940	1,107,058	1,110,907	—	(3,849)
Expiring 10/02/24	HSBC	CHF	310	368,583	366,363	2,220	—
Expiring 10/02/24	JPM	CHF	378	445,078	446,727	—	(1,649)
Expiring 10/02/24	JPM	CHF	370	438,255	437,272	983	—
Expiring 10/02/24	JPM	CHF	65	76,236	76,818	—	(582)
Expiring 10/02/24	JPM	CHF	60	71,077	70,909	168	—
Expiring 10/02/24	MSI	CHF	315	372,607	372,272	335	—
Expiring 10/02/24	RBC	CHF	625	738,231	738,635	—	(404)
Expiring 10/02/24	RBC	CHF	380	448,059	449,090	—	(1,031)
Expiring 10/02/24	RBC	CHF	377	447,320	445,544	1,776	—
Expiring 10/02/24	RBC	CHF	375	440,504	443,181	—	(2,677)
Expiring 10/02/24	RBC	CHF	315	373,285	372,272	1,013	—
Expiring 10/02/24	RBC	CHF	315	371,981	372,272	—	(291)
Expiring 10/02/24	RBC	CHF	315	372,580	372,272	308	—
Expiring 10/02/24	RBC	CHF	315	372,274	372,272	2	—
Expiring 10/02/24	RBC	CHF	315	371,893	372,272	—	(379)
Expiring 10/02/24	RBC	CHF	250	295,957	295,454	503	—
Expiring 10/02/24	RBC	CHF	60	71,492	70,908	584	—
Expiring 10/02/24	SG	CHF	315	373,432	372,272	1,160	—
Expiring 10/02/24	SG	CHF	250	294,947	295,454	—	(507)
Expiring 10/02/24	SG	CHF	250	295,189	295,454	—	(265)
Expiring 10/02/24	SG	CHF	245	290,429	289,545	884	—
Expiring 10/02/24	SSB	CHF	625	736,212	738,635	—	(2,423)
Expiring 10/02/24	SSB	CHF	310	368,629	366,363	2,266	—
Expiring 10/02/24	SSB	CHF	250	295,948	295,454	494	—
Expiring 10/02/24	SSB	CHF	190	226,153	224,545	1,608	—
Expiring 10/02/24	SSB	CHF	125	147,833	147,727	106	—
Expiring 10/02/24	UAG	CHF	1,150	1,292,620	1,359,088	—	(66,468)
Expiring 10/02/24	UAG	CHF	250	294,903	295,454	—	(551)
Expiring 10/02/24	UAG	CHF	185	220,525	218,636	1,889	—
Expiring 10/02/24	UAG	CHF	125	148,038	147,727	311	—
Expiring 10/02/24	UAG	CHF	65	76,895	76,818	77	—
Expiring 11/04/24	GSI	CHF	471	561,983	558,828	3,155	—
Expiring 11/04/24	GSI	CHF	236	281,464	280,007	1,457	—
Expiring 11/04/24	MSI	CHF	2,874	3,419,229	3,409,920	9,309	—
Expiring 11/04/24	RBC	CHF	943	1,118,882	1,118,843	39	—
Expiring 11/04/24	RBC	CHF	375	447,345	444,927	2,418	—
Expiring 11/04/24	RBC	CHF	250	298,421	296,618	1,803	—
Thai Baht,
Expiring 10/02/24	BARC	THB	2,510	74,569	78,015	—	(3,446)
Expiring 10/02/24	BARC	THB	1,820	54,573	56,569	—	(1,996)
Expiring 10/02/24	BARC	THB	1,340	39,430	41,650	—	(2,220)
Expiring 10/02/24	BARC	THB	750	22,061	23,312	—	(1,251)
Expiring 10/02/24	GSI	THB	2,457	73,090	76,368	—	(3,278)
Expiring 10/02/24	GSI	THB	1,500	44,248	46,623	—	(2,375)
Expiring 10/02/24	GSI	THB	1,290	38,051	40,096	—	(2,045)
Expiring 10/02/24	GSI	THB	980	29,940	30,460	—	(520)
Expiring 10/02/24	GSI	THB	730	22,304	22,690	—	(386)
Expiring 10/02/24	HSBC	THB	750	22,054	23,312	—	(1,258)
Expiring 10/02/24	HSBC	THB	750	22,058	23,312	—	(1,254)
Expiring 10/02/24	MSI	THB	19,716	581,276	612,810	—	(31,534)
A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 10/02/24	MSI	THB	1,500	$46,513	$46,623	$—	$(110)
Expiring 10/02/24	UAG	THB	5,020	149,198	156,031	—	(6,833)
Expiring 10/02/24	UAG	THB	1,220	37,330	37,920	—	(590)
Expiring 11/04/24	BARC	THB	1,350	41,645	42,058	—	(413)
Expiring 11/04/24	BARC	THB	720	22,266	22,431	—	(165)
Expiring 11/04/24	MSI	THB	14,893	462,745	463,977	—	(1,232)
Expiring 12/18/24	JPM	THB	187,628	5,606,707	5,861,543	—	(254,836)
Expiring 12/18/24	JPM	THB	92,120	2,747,801	2,877,843	—	(130,042)
Expiring 12/18/24	JPM	THB	47,456	1,414,001	1,482,525	—	(68,524)
Turkish Lira,
Expiring 10/02/24	BARC	TRY	2,890	84,466	84,341	125	—
Expiring 10/02/24	BARC	TRY	2,880	84,088	84,049	39	—
Expiring 10/02/24	BARC	TRY	2,880	84,088	84,049	39	—
Expiring 10/02/24	HSBC	TRY	40,693	1,188,300	1,187,577	723	—
				$710,210,298	$716,262,785	1,045,895	(7,098,382)
						$3,877,089	$(7,874,155)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		480	$(9,208)	$(4,635)	$(4,573)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		480	(9,494)	(4,040)	(5,454)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	24,674	17,757	6,917	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		255	(4,056)	4,417	(8,473)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(47,047)	(35,647)	(11,400)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	13,302	74,253	(60,951)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	8,868	48,445	(39,577)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	390	(216)	(152)	(64)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	130	(71)	(50)	(21)	BARC
					$(23,248)	$100,348	$(123,596)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
BNP Paribas SA	12/20/24	1.000%(T)	EUR	300	0.205%	$694	$598	$96	BARC
People’s Republic of China	06/20/29	1.000%(Q)		960	0.553%	18,894	11,265	7,629	JPM
Republic of Estonia	12/20/26	1.000%(Q)		190	0.244%	3,144	799	2,345	JPM
Republic of France	06/20/34	0.250%(Q)		520	0.537%	(12,124)	(11,140)	(984)	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	3,000	0.147%	1,020	(1,469)	2,489	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	390	0.147%	133	140	(7)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	135	0.147%	45	64	(19)	DB
A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	130	0.147%	$44	$46	$(2)	BARC
						$11,850	$303	$11,547

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	4,290	3.057%	$269,306	$339,176	$69,870
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	3,900	3.303%	283,474	290,548	7,074
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	43,100	0.528%	977,364	976,769	(595)
					$1,530,144	$1,606,493	$76,349
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	599	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$15,993	$—	$15,993	MSI
EUR	3,362	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	90,150	—	90,150	MSI
EUR	599	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(27,784)	—	(27,784)	MSI
A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements (cont’d):
EUR	3,362	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(161,732)	$—	$(161,732)	MSI
	1,840	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	15,541	—	15,541	JPM
	574	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5,128	—	5,128	CITI
	1,840	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(33,889)	—	(33,889)	JPM
	574	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(11,584)	—	(11,584)	CITI
					$(108,177)	$—	$(108,177)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.622%	$(28,705)	$(24,707)	$3,998
AUD	823	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.434%	(708)	3,972	4,680
AUD	601	03/19/30	3.594%(S)	6 Month BBSW(2)(S)/ 4.622%	(228)	(2,399)	(2,171)
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.622%	122,399	(91,250)	(213,649)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.622%	(140,174)	(119,527)	20,647
AUD	631	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.622%	(679)	2,932	3,611
AUD	302	03/19/35	3.906%(S)	6 Month BBSW(2)(S)/ 4.622%	(480)	(2,687)	(2,207)
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.622%	(2,114)	(2,067)	47
BRL	7,503	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(57,896)	(57,896)
BRL	5,233	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(29,998)	(29,998)
BRL	5,854	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(35,319)	(35,319)
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 4.300%	910	(34,524)	(35,434)
CAD	735	09/17/29	3.000%(S)	1 Day CORRA(1)(S)/ 4.300%	1,397	(7,925)	(9,322)
CAD	1,098	03/19/30	2.531%(S)	1 Day CORRA(1)(S)/ 4.300%	(706)	(766)	(60)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 4.300%	(4,619)	37,571	42,190
CAD	425	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 4.300%	14,553	14,351	(202)
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 4.300%	13,715	(35,626)	(49,341)
CAD	540	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 4.300%	(1,315)	5,127	6,442
CAD	258	03/19/35	2.813%(S)	1 Day CORRA(1)(S)/ 4.300%	(865)	6	871
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.300%	(2,838)	9,016	11,854
CAD	1,000	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 4.300%	(19,732)	48,395	68,127
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 4.300%	10,522	9,198	(1,324)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.957%	—	(65,376)	(65,376)
CHF	175	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 0.957%	3,348	13,006	9,658
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.500%	—	(3,613)	(3,613)
CLP	314,486	12/18/29	4.300%(S)	1 Day CLOIS(2)(S)/ 5.500%	—	(860)	(860)
CLP	175,033	12/18/34	4.630%(S)	1 Day CLOIS(1)(S)/ 5.500%	—	1,253	1,253
CNH	2,040	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	530	1,269	739
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(19)	70,259	70,278
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(138)	176,301	176,439
A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$—	$31,372	$31,372
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	109,896	109,896
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	12,317	12,317
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	61,647	130,476	68,829
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	26,922	26,922
CNH	27,500	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	135,993	154,833	18,840
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	3,004	32,088	29,084
CNH	104,434	12/18/29	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(42,326)	(24,439)	17,887
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 10.075%	—	(12,984)	(12,984)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.940%	—	(19,435)	(19,435)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.167%	(18,482)	(34,109)	(15,627)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(570,992)	(570,992)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(296,329)	(296,329)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.410%	—	(24,135)	(24,135)
EUR	1,465	09/18/26	2.660%(A)	6 Month EURIBOR(2)(S)/ 3.105%	396	9,629	9,233
EUR	1,490	04/12/29	2.780%(A)	6 Month EURIBOR(1)(S)/ 3.105%	653	(35,394)	(36,047)
EUR	365	04/23/29	2.810%(A)	6 Month EURIBOR(1)(S)/ 3.105%	2,584	(8,511)	(11,095)
EUR	603	09/18/29	2.470%(A)	6 Month EURIBOR(2)(S)/ 3.105%	376	7,488	7,112
EUR	7,453	09/18/29	2.840%(A)	6 Month EURIBOR(2)(S)/ 3.105%	93,356	237,013	143,657
EUR	285	12/04/29	2.250%(A)	6 Month EURIBOR(1)(S)/ 3.105%	60	(549)	(609)
EUR	534	12/16/29	2.250%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(174)	1,240	1,414
EUR	362	03/19/30	2.219%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(100)	1,774	1,874
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 3.410%	(112,333)	(160,807)	(48,474)
EUR	650	02/15/33	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.105%	800	(24,990)	(25,790)
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	102,510	102,510
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.410%	—	(12,449)	(12,449)
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 3.410%	91,897	131,332	39,435
EUR	405	07/02/34	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.105%	(255)	(14,586)	(14,331)
EUR	225	12/04/34	2.410%(A)	6 Month EURIBOR(1)(S)/ 3.105%	261	(1,262)	(1,523)
EUR	170	03/19/35	2.375%(A)	6 Month EURIBOR(2)(S)/ 3.105%	(29)	946	975
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	(84,846)	(84,846)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	122,204	122,204
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(124,420)	(124,420)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	287,032	287,032
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(292,627)	(292,627)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(423,255)	(423,255)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	127,789	127,789
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(129,913)	(129,913)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.105%	755	(83,009)	(83,764)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	(437)	86,670	87,107
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(73,689)	(67,375)	6,314
EUR	240	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.105%	(327)	(8,190)	(7,863)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(88,768)	(89,695)	(927)
GBP	1,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.950%	(40,053)	(59,420)	(19,367)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(46,102)	103,651	149,753
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(61,578)	365,658	427,236
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.950%	63,776	427,440	363,664
GBP	1,705	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.950%	(168,311)	(189,870)	(21,559)
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	468,115	399,975	(68,140)
A87

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.950%	$(96,845)	$(113,300)	$(16,455)
GBP	433	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 4.950%	80	(1,050)	(1,130)
GBP	1,882	09/18/29	3.780%(A)	1 Day SONIA(1)(A)/ 4.950%	(17,100)	(16,039)	1,061
GBP	641	03/19/30	3.375%(A)	1 Day SONIA(1)(A)/ 4.950%	(253)	4,631	4,884
GBP	2,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 4.950%	(385,781)	(497,468)	(111,687)
GBP	2,735	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	(210,744)	570,748	781,492
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	4,448	148,492	144,044
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.950%	(529,818)	(680,268)	(150,450)
GBP	1,100	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	303,891	307,501	3,610
GBP	150	12/18/34	3.906%(A)	1 Day SONIA(1)(A)/ 4.950%	(210)	(4,995)	(4,785)
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 4.950%	559,787	607,084	47,297
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.950%	(510,888)	(677,807)	(166,919)
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	33,612	(108,285)	(141,897)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.950%	242,476	301,781	59,305
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	551,823	(1,689,975)	(2,241,798)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 4.950%	227,097	291,948	64,851
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	(175,884)	(186,300)	(10,416)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 4.950%	(772)	3,806	4,578
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.210%	—	(23,005)	(23,005)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.511%	—	(51,279)	(51,279)
JPY	45,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.225%	—	31	31
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(299)	(848)	(549)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	2,412	(16,635)	(19,047)
JPY	229,986	12/18/26	0.470%(A)	1 Day TONAR(1)(A)/ 0.225%	894	936	42
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.225%	8,529	12,198	3,669
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(71,963)	(89,100)	(17,137)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(10,834)	(10,834)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(27,263)	(31,469)	(4,206)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(18,891)	(16,679)	2,212
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.225%	(2,404)	(115,146)	(112,742)
JPY	25,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.225%	1,397	1,444	47
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.225%	15,314	27,826	12,512
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	(7,958)	(10,506)	(2,548)
JPY	24,960	12/18/34	1.060%(A)	1 Day TONAR(2)(A)/ 0.225%	537	2,463	1,926
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	11,558	(307,454)	(319,012)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.225%	(46,583)	(44,611)	1,972
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.225%	(9,465)	(373,188)	(363,723)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.225%	(116,632)	(136,661)	(20,029)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.225%	(6,252)	(6,398)	(146)
JPY	15,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.225%	3,035	3,250	215
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(39,032)	(60,109)	(21,077)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(119,171)	(126,680)	(7,509)
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	31,528	(476,243)	(507,771)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(71,594)	(71,594)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(10,978)	(36,087)	(25,109)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.225%	73,770	84,321	10,551
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.225%	—	21,303	21,303
JPY	120,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.225%	8,405	33,411	25,006
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	3,250	3,250
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	2,627	2,627
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	(148,935)	(148,935)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	(7,250)	10,309	17,559
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	6,347	6,347
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	(3,080)	41,123	44,203
MXN	7,384	12/12/29	8.585%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	—	2,044	2,044
A88

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	$—	$9,553	$9,553
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	(6,626)	(3,305)	3,321
NOK	6,159	12/17/29	3.594%(A)	6 Month NIBOR(1)(S)/ 4.720%	(412)	(3,858)	(3,446)
NOK	4,156	03/19/30	3.250%(A)	6 Month NIBOR(2)(S)/ 4.720%	228	(2,342)	(2,570)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.720%	—	(18,621)	(18,621)
NOK	1,931	12/18/34	3.590%(A)	6 Month NIBOR(1)(S)/ 4.720%	(165)	(2,122)	(1,957)
NZD	1,033	12/17/29	3.781%(S)	3 Month BBR(2)(Q)/ 4.870%	476	3,488	3,012
NZD	1,293	12/18/29	4.406%(S)	3 Month BBR(1)(Q)/ 4.870%	(2,133)	(33,830)	(31,697)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 4.870%	—	(39,480)	(39,480)
NZD	630	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 4.870%	(3,025)	(21,935)	(18,910)
NZD	766	12/19/34	4.688%(S)	3 Month BBR(2)(Q)/ 4.870%	1,515	6,811	5,296
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.850%	—	(22,803)	(22,803)
PLN	368	12/18/34	4.460%(A)	6 Month WIBOR(2)(S)/ 5.850%	25	285	260
SEK	16,603	09/18/26	2.280%(A)	3 Month STIBOR(1)(Q)/ 3.084%	(977)	(4,823)	(3,846)
SEK	5,568	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 3.084%	(112)	7,196	7,308
SEK	6,817	09/18/29	2.130%(A)	3 Month STIBOR(1)(Q)/ 3.084%	173	(2,917)	(3,090)
SEK	79,325	09/18/29	2.630%(A)	3 Month STIBOR(1)(Q)/ 3.084%	(145,828)	(219,118)	(73,290)
SEK	3,682	12/18/29	2.719%(A)	3 Month STIBOR(2)(Q)/ 3.084%	176	12,672	12,496
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)/ 3.084%	—	(61,787)	(61,787)
SEK	4,469	12/19/34	2.500%(A)	3 Month STIBOR(2)(Q)/ 3.084%	(84)	601	685
SEK	1,915	03/19/35	2.156%(A)	3 Month STIBOR(2)(Q)/ 3.084%	910	(926)	(1,836)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.881%	(2,342)	(50,786)	(48,444)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	(50,600)	(50,600)
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	15,103	15,103
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	11,292	11,292
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.661%	—	11,621	11,621
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	—	(9,872)	(9,872)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	22,923	22,923
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	41,642	41,642
	4,520	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.960%	—	21,594	21,594
	130,490	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	583,001	583,001
	63,800	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.960%	5,765	173,173	167,408
	39,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(293,825)	(293,825)
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.960%	—	39,193	39,193
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(986,517)	(986,517)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	1,784	(228,465)	(230,249)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(89,420)	(89,420)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	12,650	961,215	948,565
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.960%	—	197,521	197,521
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(69,589)	(69,589)
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(85,450)	(85,450)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(53,254)	(53,254)
	24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(25,736)	(904,881)	(879,145)
	980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(31,802)	(31,802)
	544	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 4.960%	(777)	(8,420)	(7,643)
	824	03/19/30	3.000%(A)	1 Day SOFR(1)(A)/ 4.960%	(46)	5,768	5,814
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(16,643)	(16,643)
	194	03/19/35	3.125%(A)	1 Day SOFR(1)(A)/ 4.960%	267	2,644	2,377
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.960%	—	108,377	108,377
	800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.960%	(321,998)	(285,133)	36,865
	250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(31,199)	(31,199)
	485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.960%	(2,835)	44,438	47,273
	2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	1,360,272	1,146,541	(213,731)
	735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	322,226	282,788	(39,438)
	520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.960%	5,392	(54,674)	(60,066)
A89

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.960%	$3,560	$(2,991)	$(6,551)
				$1,102,163	$(3,627,242)	$(4,729,405)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$7,087	$—	$7,087	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	25,035	—	25,035	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	6,481	—	6,481	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	(20,890)	(37)	(20,853)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	2,450	(1)	2,451	MSI
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	5,169	(12)	5,181	CITI
					$25,332	$(50)	$25,382

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(21,889)	$316,830	$—	$316,830
U.S. Treasury Bond(T)	1 Day USOIS -20bps(T)/ 4.630%	JPM	12/09/24	4,685	(52,397)	—	(52,397)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	3,255	(53,615)	—	(53,615)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	3,475	(58,851)	—	(58,851)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	12/12/24	2,738	(52,959)	—	(52,959)
					$99,008	$—	$99,008
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A90

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A91